UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31, 2021 (Unaudited)
Semi-Annual Report
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Anti-Benchmark® International Core Equity Fund
Touchstone Credit Opportunities Fund (formerly known as Touchstone Credit Opportunities II Fund)
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone International ESG Equity Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund

Page
Tabular Presentation of Portfolios of Investments	3-6
Portfolios of Investments:
Touchstone Active Bond Fund	7-15
Touchstone Anti-Benchmark® International Core Equity Fund	16-18
Touchstone Credit Opportunities Fund (formerly known as Touchstone Credit Opportunities II Fund)	19-25
Touchstone High Yield Fund	26-29
Touchstone Impact Bond Fund	30-33
Touchstone International ESG Equity Fund	34-35
Touchstone Mid Cap Fund	36
Touchstone Mid Cap Value Fund	37
Touchstone Sands Capital Select Growth Fund	38
Touchstone Small Cap Fund	39
Touchstone Small Cap Value Fund	40-41
Touchstone Ultra Short Duration Fixed Income Fund	42-48
Statements of Assets and Liabilities	50-53
Statements of Operations	54-55
Statements of Changes in Net Assets	56-59
Statements of Changes in Net Assets - Capital Stock Activity	60-65
Financial Highlights	66-97
Notes to Financial Statements	98-117
Other Items	118-126
Privacy Protection Policy	127
This report identifies the Funds' investments on March 31, 2021. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
March 31, 2021
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Active Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	42.2%
AA/Aa	6.9
A/A	11.7
BBB/Baa	23.2
BB/Ba	7.2
B/B	4.1
CCC	0.5
Not Rated	2.9
Cash Equivalents	1.3
Total	100.0%
Touchstone Anti-Benchmark® International Core Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	31.8%
United Kingdom	8.4
Hong Kong	8.4
Denmark	5.5
Australia	5.5
France	5.0
Finland	3.8
Israel	3.7
Germany	3.3
Belgium	2.7
Italy	2.6
Spain	2.5
Luxembourg	2.5
Netherlands	2.4
Switzerland	2.4
Norway	1.5
United States	1.5
Sweden	1.5
New Zealand	1.4
Ireland	1.2
Jordan	0.6
China	0.4
United Arab Emirates	0.0
Short-Term Investment Fund	1.0
Other Assets/Liabilities (Net)	0.4
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Credit Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	2.1%
BB/Ba	47.5
B/B	30.9
CCC	10.5
Not Rated	8.3
Cash Equivalents	0.7
Total	100.0%
Sector Allocation**(% of Net Assets)
Long Positions
Corporate Bonds
Communication Services	14.3%
Industrials	11.8
Energy	11.3
Consumer Discretionary	9.1
Consumer Staples	8.3
Health Care	5.1
Information Technology	4.9
Materials	4.6
Real Estate	3.8
Financials	2.8
Utilities	2.4
Asset-Backed Securities	8.9
Bank Loans	7.9
Common Stocks
Energy	2.4
Materials	0.8
Utilities	0.2
Health Care	0.0
Information Technology	0.0
Purchased Call Options	0.0
Purchased Put Options	0.1
Short-Term Investment Funds	3.5
Other Assets/Liabilities (Net)	(1.7)
100.5%
Short Positions
Corporate Bonds	(0.5)
Written Call Options	(0.0)
Total	100.0%
Touchstone High Yield Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	2.3%
BB/Ba	52.7%
B/B	40.2%
CCC	4.5%
Not Rated	0.2%
Cash Equivalents	0.1%
Total	100.0%
Touchstone Impact Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	62.1%
AA/Aa	8.6
A/A	16.1
BBB/Baa	8.6
BB/Ba	1.1
B/B	0.3
CC	0.1
Not Rated	1.2
Cash Equivalents	1.9
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone International ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	14.3%
Germany	13.4
France	12.7
Sweden	9.8
United Kingdom	5.7
Taiwan	5.3
Switzerland	5.1
South Korea	4.5
China	4.3
Canada	4.0
Denmark	3.6
Italy	3.5
Singapore	3.1
India	3.0
Netherlands	2.4
Thailand	1.5
Exchange-Traded Funds	1.3
Short-Term Investment Fund	1.8
Other Assets/Liabilities (Net)	0.7
Total	100.0%
Touchstone Mid Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	22.7%
Information Technology	21.8
Financials	12.5
Materials	10.3
Consumer Discretionary	9.5
Consumer Staples	9.0
Health Care	6.6
Real Estate	2.5
Short-Term Investment Fund	5.1
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%
Touchstone Mid Cap Value Fund

Sector Allocation*(% of Net Assets)
Financials	16.0%
Industrials	13.2
Consumer Staples	12.2
Consumer Discretionary	11.6
Health Care	10.3
Utilities	10.2
Information Technology	7.1
Real Estate	6.6
Materials	6.1
Energy	3.7
Short-Term Investment Fund	1.3
Other Assets/Liabilities (Net)	1.7
Total	100.0%
Touchstone Sands Capital Select Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	33.6%
Communication Services	33.1
Health Care	11.6
Consumer Discretionary	10.1
Industrials	7.3
Consumer Staples	1.3
Short-Term Investment Funds	3.9
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Small Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	25.7%
Consumer Discretionary	18.1
Financials	14.7
Materials	10.7
Real Estate	7.6
Health Care	6.4
Information Technology	5.7
Consumer Staples	4.4
Energy	1.4
Short-Term Investment Fund	5.4
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Small Cap Value Fund

Sector Allocation*(% of Net Assets)
Financials	23.0%
Industrials	22.3
Consumer Staples	8.5
Materials	8.0
Consumer Discretionary	7.9
Information Technology	7.2
Utilities	5.9
Health Care	4.7
Real Estate	4.4
Energy	3.2
Communication Services	2.1
Exchange-Traded Fund	1.5
Short-Term Investment Funds	1.8
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%
Touchstone Ultra Short Duration Fixed Income Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	43.1%
AA/Aa	10.7
A/A	14.7
BBB/Baa	16.7
CCC	0.1
Not Rated	7.6
Cash Equivalents	7.1
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P and Moody's. If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.1%
	Financials — 8.0%
$ 1,250,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 1,143,835
793,000	American Financial Group, Inc., 5.250%, 4/2/30	938,433
1,050,000	Ares Capital Corp., 3.250%, 7/15/25	1,082,498
11,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 4.250%, 4/15/26	11,517
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	185,600
754,000	Bank of America Corp., 3.705%, 4/24/28	824,287
1,000,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,092,570
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	983,656
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	947,416
612,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	706,412
665,000	Citigroup, Inc., 3.200%, 10/21/26	714,257
426,000	Citigroup, Inc., 4.750%, 5/18/46	506,154
353,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	362,707
1,025,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	1,000,713
1,343,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.768%, 2/15/27(A)	1,298,678
229,000	Credit Acceptance Corp., 6.625%, 3/15/26	241,022
82,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	84,009
468,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	536,382
232,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	240,410
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	574,412
719,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	792,439
1,146,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,148,105
1,250,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,271,315
961,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,038,586
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	996,112
86,000	MGIC Investment Corp., 5.250%, 8/15/28	89,547
955,000	Morgan Stanley, 3.950%, 4/23/27	1,056,104
162,000	Navient Corp., 5.500%, 1/25/23	168,075
151,000	Navient Corp., 5.875%, 10/25/24	158,567
162,000	Navient Corp., 7.250%, 9/25/23	175,338
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,046,319
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	668,337
1,185,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.761%, 1/15/27(A)	1,147,969
49,000	OneMain Finance Corp., 4.000%, 9/15/30	47,652
21,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	20,081
63,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	65,303
1,394,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.760%, 6/1/28(A)	1,343,232
45,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	43,650
170,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	183,468
73,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	70,445
1,164,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	1,164,093
1,991,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.870%, 5/15/27(A)	1,931,528
		28,101,233
Principal Amount		Market Value

	Energy — 5.1%
$ 1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	$ 1,085,778
37,000	Antero Resources Corp., 5.000%, 3/1/25	37,028
195,000	Apache Corp., 4.875%, 11/15/27	199,875
100,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	107,772
866,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	957,676
60,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	59,806
74,000	California Resources Corp., 144a, 7.125%, 2/1/26	75,311
615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	778,630
718,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	775,388
1,183,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,361,567
87,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	88,523
158,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	164,320
120,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	124,820
58,000	Continental Resources, Inc., 4.375%, 1/15/28	61,251
42,000	Continental Resources, Inc., 4.900%, 6/1/44	42,001
40,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	45,194
150,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	150,000
906,000	Diamondback Energy, Inc., 3.125%, 3/24/31	902,359
400,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	486,960
284,000	Enable Midstream Partners LP, 4.150%, 9/15/29	295,142
890,000	Energy Transfer Operating LP, 4.950%, 6/15/28	995,436
40,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	38,978
27,000	EQM Midstream Partners LP, 144a, 4.750%, 1/15/31	26,190
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	334,670
89,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	90,114
43,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	46,150
64,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	64,560
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	570,047
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	474,040
33,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	34,087
96,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	100,560
161,000	Murphy Oil Corp., 6.375%, 12/1/42	146,510
947,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,254,307
357,000	NuStar Logistics LP, 5.625%, 4/28/27	373,456
12,000	Occidental Petroleum Corp., 4.100%, 2/15/47	9,600
130,000	Occidental Petroleum Corp., 4.200%, 3/15/48	104,650
62,000	Occidental Petroleum Corp., 6.125%, 1/1/31	68,460
104,000	Occidental Petroleum Corp., 6.375%, 9/1/28	114,151
75,000	Occidental Petroleum Corp., 6.625%, 9/1/30	84,285
101,000	Occidental Petroleum Corp., 8.500%, 7/15/27	119,685
135,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	135,466
266,000	PDC Energy, Inc., 5.750%, 5/15/26	275,908
119,000	PDC Energy, Inc., 6.125%, 9/15/24	122,109
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	247,464
200,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/2115	206,000
350,000	Petrobras Global Finance BV (Brazil), 7.375%, 1/17/27	415,628
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	211,600
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	209,940
100,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	101,901
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	214,410
204,000	Petroleos Mexicanos (Mexico), 6.840%, 1/23/30	207,040

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.1% (Continued)
	Energy — (Continued)
$ 181,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	$ 168,783
814,000	Phillips 66 Partners LP, 3.150%, 12/15/29	825,145
300,000	Phillips 66 Partners LP, 3.750%, 3/1/28	320,836
76,712	Ruby Pipeline LLC, 144a, 8.000%, 4/1/22	62,920
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	215,276
76,000	Southwestern Energy Co., 8.375%, 9/15/28	83,410
90,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	94,500
62,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	61,287
283,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	287,245
218,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	226,352
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	214,228
		17,756,785
	Consumer Staples — 4.0%
76,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 3.500%, 2/15/29	74,005
137,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	132,205
1,210,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,176,952
40,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	38,066
190,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	196,925
230,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	230,000
1,173,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,389,326
1,267,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	1,320,847
177,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	179,655
577,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	570,899
24,000	Central Garden & Pet Co., 4.125%, 10/15/30	24,240
107,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	109,140
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,118,693
94,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	103,311
407,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	450,445
96,000	Kraft Heinz Foods Co., 4.375%, 6/1/46	100,089
717,000	Kroger Co. (The), 5.000%, 4/15/42	863,519
12,000	Macy's Retail Holdings LLC, 3.625%, 6/1/24†	12,000
136,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29†	139,462
920,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,025,127
66,000	Murphy Oil USA, Inc., 144a, 3.750%, 2/15/31	64,873
138,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	141,519
32,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	34,160
68,000	Pilgrim's Pride Corp., 144a, 4.250%, 4/15/31	67,744
60,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	59,340
96,000	QVC, Inc., 4.375%, 9/1/28	96,761
156,000	QVC, Inc., 4.750%, 2/15/27	161,460
740,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	820,844
128,000	Staples, Inc., 144a, 7.500%, 4/15/26	135,040
91,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 4.500%, 3/15/29	91,928
Principal Amount		Market Value

	Consumer Staples — (Continued)
$ 696,000	Sysco Corp., 5.950%, 4/1/30	$ 870,111
492,000	Tyson Foods, Inc., 3.550%, 6/2/27	537,076
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	419,232
57,000	United Rentals North America, Inc., 3.875%, 2/15/31	57,402
38,000	United Rentals North America, Inc., 4.000%, 7/15/30	38,675
110,000	US Foods, Inc., 144a, 6.250%, 4/15/25	117,920
909,000	Walmart, Inc., 2.850%, 7/8/24	975,374
		13,944,365
	Communication Services — 3.8%
403,000	Alphabet, Inc., 1.900%, 8/15/40	347,215
330,000	Altice France SA (France), 144a, 7.375%, 5/1/26	343,200
96,000	AMC Networks, Inc., 4.250%, 2/15/29	93,360
26,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	26,000
153,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	152,725
604,000	AT&T, Inc., 4.500%, 5/15/35	680,601
25,000	Cable One, Inc., 144a, 4.000%, 11/15/30	24,730
81,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	84,341
30,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	30,067
81,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	82,012
178,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	184,452
39,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	41,235
246,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	263,835
885,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,149,552
507,000	Comcast Corp., 4.000%, 3/1/48	564,873
648,000	Comcast Corp., 4.150%, 10/15/28	741,378
31,000	CommScope, Inc., 144a, 7.125%, 7/1/28	32,924
405,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	431,220
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	680,617
301,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	296,068
338,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	500,803
148,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	106,524
86,000	Frontier Communications Corp., 144a, 5.000%, 5/1/28	87,505
99,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	104,940
59,000	GCI LLC, 144a, 4.750%, 10/15/28	60,401
80,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	78,736
76,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	75,335
31,000	Lamar Media Corp., 144a, 3.625%, 1/15/31	29,760
63,000	Lamar Media Corp., 4.875%, 1/15/29	65,914
128,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	124,000
35,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	36,021
95,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	99,454
42,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	42,900
145,000	MDC Partners, Inc. (Canada), 144a, 7.500%, 5/1/24(A)(B)	146,450
104,000	Meredith Corp., 144a, 6.500%, 7/1/25	111,580
90,000	Netflix, Inc., 4.875%, 4/15/28	102,322
17,000	Netflix, Inc., 144a, 5.375%, 11/15/29	20,103
67,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	67,706

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.1% (Continued)
	Communication Services — (Continued)
$ 130,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	$ 137,475
323,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	350,051
68,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	67,660
26,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	25,545
182,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	175,175
27,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	26,359
232,000	TEGNA, Inc., 5.000%, 9/15/29	240,760
177,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	200,745
100,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	118,500
162,000	T-Mobile USA, Inc., 3.375%, 4/15/29	163,669
1,144,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	1,246,651
1,370,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	1,204,977
731,000	ViacomCBS, Inc., 4.950%, 5/19/50†	854,419
228,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	241,965
326,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	320,784
		13,485,594
	Health Care — 3.8%
569,000	AbbVie, Inc., 3.800%, 3/15/25	622,266
800,000	AbbVie, Inc., 4.450%, 5/14/46	919,231
68,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	70,565
80,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	79,600
896,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	926,820
44,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	44,990
19,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	18,909
161,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	165,057
127,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	134,779
732,000	Becton Dickinson and Co., 4.685%, 12/15/44	869,936
639,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	818,652
31,000	Charles River Laboratories International, Inc., 144a, 3.750%, 3/15/29	31,049
670,000	Cigna Corp., 4.375%, 10/15/28	762,960
834,000	CommonSpirit Health, 4.187%, 10/1/49	896,866
380,000	CommonSpirit Health, 4.200%, 8/1/23	410,085
574,000	CVS Health Corp., 4.300%, 3/25/28	651,662
477,000	CVS Health Corp., 5.125%, 7/20/45	582,472
95,000	DaVita, Inc., 144a, 3.750%, 2/15/31	91,029
131,000	DaVita, Inc., 144a, 4.625%, 6/1/30	133,247
1,019,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,036,552
63,000	Encompass Health Corp., 4.500%, 2/1/28	64,520
240,000	HCA, Inc., 3.500%, 9/1/30	242,771
38,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	41,325
203,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	212,643
247,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	263,672
28,000	Legacy LifePoint Health LLC, 144a, 6.750%, 4/15/25	29,750
181,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	193,543
118,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	124,195
900,000	Mylan, Inc., 4.550%, 4/15/28	1,018,123
200,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	196,316
175,000	Select Medical Corp., 144a, 6.250%, 8/15/26	185,983
156,000	Tenet Healthcare Corp., 5.125%, 5/1/25	158,192
89,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	96,091
131,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	125,269
Principal Amount		Market Value

	Health Care — (Continued)
$ 1,048,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$ 1,125,482
14,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	14,525
		13,359,127
	Industrials — 3.7%
945,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	938,550
167,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	177,229
209,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	213,702
277,000	Boeing Co. (The), 5.040%, 5/1/27	315,641
298,000	Boeing Co. (The), 5.805%, 5/1/50	375,780
776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,036,413
135,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	136,371
1,087,000	Carrier Global Corp., 3.577%, 4/5/50	1,064,118
272,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	285,600
378,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	399,055
73,000	Delta Air Lines, Inc., 3.750%, 10/28/29	71,131
91,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	91,140
893,000	FedEx Corp., 5.100%, 1/15/44	1,078,219
38,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	39,710
125,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	142,344
152,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	152,190
153,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	148,410
143,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	139,067
20,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	24,181
49,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	57,820
970,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	984,107
68,000	Meritor, Inc., 144a, 4.500%, 12/15/28	68,204
68,000	Meritor, Inc., 144a, 6.250%, 6/1/25	72,420
157,000	Moog, Inc., 144a, 4.250%, 12/15/27	160,140
90,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	92,250
797,000	Norfolk Southern Corp., 4.837%, 10/1/41	967,519
95,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	103,277
106,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	109,048
127,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	125,472
48,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	47,040
109,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	110,965
102,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	103,726
49,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	52,675
89,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	84,328
26,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	27,105
39,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	38,513
69,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	72,173
59,000	TransDigm, Inc., 6.375%, 6/15/26	60,991
20,000	TransDigm, Inc., 6.500%, 5/15/25	20,375
170,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	180,183
20,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	21,780
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	381,416
321,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	336,649
1,168,000	Waste Management, Inc., 2.500%, 11/15/50	1,005,282
93,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	104,067

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.1% (Continued)
	Industrials — (Continued)
$ 66,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	$ 70,706
868,000	Xylem, Inc., 1.950%, 1/30/28	865,907
		13,152,989
	Utilities — 2.9%
584,000	American Water Capital Corp., 6.593%, 10/15/37	822,525
51,000	Calpine Corp., 144a, 5.000%, 2/1/31	49,715
22,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	21,100
26,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	27,050
782,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	867,618
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	803,022
707,000	Edison International, 4.125%, 3/15/28	758,245
922,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	1,049,818
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	206,086
78,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	82,027
37,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	42,646
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	178,500
256,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	282,015
1,217,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,060,281
853,000	PacifiCorp., 5.750%, 4/1/37	1,113,875
73,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	74,186
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	211,376
25,000	PG&E Corp., 5.250%, 7/1/30	26,539
78,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	78,585
245,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	248,063
709,000	Virginia Electric & Power Co., 3.300%, 12/1/49	702,904
1,687,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.306%, 5/15/67(A)	1,539,454
		10,245,630
	Consumer Discretionary — 2.6%
46,000	Allison Transmission, Inc., 144a, 3.750%, 1/30/31	44,562
41,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	42,230
20,000	Carnival Corp., 144a, 7.625%, 3/1/26	21,486
123,000	Carnival Corp., 144a, 9.875%, 8/1/27	144,819
257,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	269,850
231,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	238,908
38,000	Dana, Inc., 5.625%, 6/15/28	40,660
42,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	45,649
39,000	Ford Motor Co., 4.750%, 1/15/43	39,289
44,000	Ford Motor Co., 9.000%, 4/22/25	53,289
531,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	549,588
162,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	168,075
230,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	243,386
200,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	215,796
407,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	427,785
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	608,525
456,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	540,632
77,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	77,000
109,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	108,319
83,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	80,560
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	771,296
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,102,864
243,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	256,669
56,000	L Brands, Inc., 5.250%, 2/1/28	60,060
1,100,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,268,011
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 27,000	Mattel, Inc., 144a, 3.375%, 4/1/26	$ 27,876
89,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	89,000
49,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	55,247
69,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	80,471
131,000	Sonic Automotive, Inc., 6.125%, 3/15/27	136,240
51,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	51,000
653,000	Starbucks Corp., 3.350%, 3/12/50	633,615
83,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	91,507
211,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	226,297
29,000	Tri Pointe Homes, Inc., 5.700%, 6/15/28	32,051
41,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	41,422
28,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	28,322
43,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	43,968
		8,956,324
	Information Technology — 2.4%
629,000	Apple, Inc., 4.650%, 2/23/46	779,974
52,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	51,096
55,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	55,289
46,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	49,335
170,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	175,766
1,020,000	Fiserv, Inc., 3.500%, 7/1/29	1,099,485
1,050,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,172,019
87,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	88,166
732,000	Mastercard, Inc., 3.300%, 3/26/27	804,205
462,000	Microsoft Corp., 3.500%, 2/12/35	515,646
61,000	NCR Corp., 144a, 5.125%, 4/15/29	61,691
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	994,169
110,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	110,550
995,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,035,511
200,000	SK Hynix, Inc. (South Korea), 144a, 2.375%, 1/19/31	188,974
199,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	211,736
624,000	Visa, Inc., 4.150%, 12/14/35	737,064
135,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	140,231
		8,270,907
	Real Estate — 2.2%
660,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	723,239
966,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,052,121
20,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	20,550
120,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	118,350
87,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	98,484
824,000	Equinix, Inc. REIT, 2.900%, 11/18/26	868,622
1,106,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	1,075,979
73,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	71,494
96,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	97,195
133,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	137,229
128,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	137,391
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	490,068
91,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	93,958
782,000	Realty Income Corp. REIT, 3.250%, 1/15/31	824,856
34,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	34,135
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	767,952
97,000	Service Properties Trust REIT, 4.650%, 3/15/24	97,000

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.1% (Continued)
	Real Estate — (Continued)
$ 350,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	$ 385,032
710,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	789,640
		7,883,295
	Materials — 1.6%
41,000	Arconic Corp., 144a, 6.125%, 2/15/28	43,796
17,000	Arconic Corp., 144a, 6.000%, 5/15/25	18,322
667,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	758,713
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	205,484
300,000	Cemex SAB de CV (Mexico), 144a, 5.450%, 11/19/29	328,650
6,000	Commercial Metals Co., 3.875%, 2/15/31	5,889
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	223,480
72,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	72,630
426,000	Eagle Materials, Inc., 4.500%, 8/1/26	439,967
187,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	198,706
55,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	57,162
39,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	41,633
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	227,000
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	249,180
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	347,553
37,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	37,871
68,000	Mercer International, Inc. (Germany), 144a, 5.125%, 2/1/29	70,448
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	211,792
49,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	54,170
28,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	28,875
11,000	Novelis Corp., 144a, 4.750%, 1/30/30	11,331
136,000	Novelis Corp., 144a, 5.875%, 9/30/26	142,365
80,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	81,830
200,000	OCP SA (Morocco), 144a, 6.875%, 4/25/44	232,500
789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	919,161
200,000	Suzano Austria GmbH (Brazil), 5.000%, 1/15/30	221,500
38,000	Tronox, Inc., 144a, 4.625%, 3/15/29	38,048
43,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	44,290
280,000	Vulcan Materials Co., 4.500%, 4/1/25	313,076
35,000	WR Grace & Co., 144a, 4.875%, 6/15/27	36,232
		5,661,654
	Total Corporate Bonds	$140,817,903
	U.S. Treasury Obligations — 21.7%
614,000	U.S. Treasury Bond, 1.250%, 5/15/50	461,795
4,915,000	U.S. Treasury Bond, 1.375%, 11/15/40	4,169,302
18,410,000	U.S. Treasury Bond, 1.875%, 2/15/41	17,098,287
13,450,000	U.S. Treasury Note, 0.125%, 2/28/23	13,441,594
3,600,000	U.S. Treasury Note, 0.250%, 6/30/25	3,525,750
15,640,000	U.S. Treasury Note, 0.250%, 10/31/25	15,222,119
7,910,000	U.S. Treasury Note, 0.375%, 3/31/22	7,932,865
6,285,000	U.S. Treasury Note, 1.500%, 9/30/21	6,329,928
3,930,000	U.S. Treasury Note, 1.500%, 10/31/24	4,062,945
3,900,000	U.S. Treasury Note, 1.500%, 11/30/24	4,031,168
	Total U.S. Treasury Obligations	$76,275,753
	Asset-Backed Securities — 12.1%
2,133,596	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,285,426
Principal Amount		Market Value
	Asset-Backed Securities — 12.1% (Continued)
$ 1,475,000	AGL CLO 6 Ltd. (Cayman Islands), Ser 2020-6A, Class A1, 144a, (3M LIBOR +1.950%), 2.174%, 7/20/31(A)	$ 1,480,303
1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class A2, 144a, (3M LIBOR +1.300%), 1.525%, 10/15/31(A)	1,401,526
1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.362%, 10/22/30(A)	1,450,058
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(A)	1,380,096
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 2.856%, 9/15/35(A)	814,784
1,002,098	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	1,009,362
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.574%, 10/21/31(A)	1,509,073
2,239	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,302
2,887,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,896,694
491,790	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	492,572
11,709	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	11,905
137,443	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	164,459
11,100	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	11,861
452,902	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	454,876
316,792	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	318,057
947,944	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	985,244
1,637,625	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,679,565
970,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	1,025,445
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.824%, 10/21/30(A)	1,850,165
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 1.874%, 4/20/31(A)	1,505,000
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 4/20/32(A)	1,505,158
881,577	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	980,586
1,200,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,203,624
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.791%, 10/15/32(A)	1,402,818
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.094%, 11/15/32(A)	1,377,856
109,685	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	110,808

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 12.1% (Continued)
$ 1,231,750	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	$ 1,228,958
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	709,423
1,475,000	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	1,498,513
650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	695,129
2,015,274	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.735%, 3/25/58(A)(B)	2,134,997
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.371%, 10/15/30(A)	600,029
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.494%, 7/20/32(A)	1,505,551
3,216,938	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,306,722
1,475,000	Whitebox CLO II Ltd. (Cayman Islands), Ser 2020-2A, Class A1, 144a, (3M LIBOR +1.750%), 1.992%, 10/24/31(A)	1,480,751
	Total Asset-Backed Securities	$42,469,696
	U.S. Government Mortgage-Backed Obligations — 6.4%
111,581	FHLMC, Pool #1Q0339, (12M LIBOR +1.894%), 2.952%, 4/1/37(A)	118,996
9,745	FHLMC, Pool #A12886, 5.000%, 8/1/33	11,253
51,551	FHLMC, Pool #A13842, 6.000%, 9/1/33	58,040
7,308	FHLMC, Pool #A21415, 5.000%, 5/1/34	8,432
14,439	FHLMC, Pool #A35682, 5.000%, 7/1/35	16,806
9,402	FHLMC, Pool #A36523, 5.000%, 8/1/35	10,943
31,833	FHLMC, Pool #A46590, 5.000%, 8/1/35	35,282
4,227	FHLMC, Pool #A64971, 5.500%, 8/1/37	4,972
2,215,802	FHLMC, Pool #A89148, 4.000%, 10/1/39	2,454,612
69,213	FHLMC, Pool #A96485, 4.500%, 1/1/41	77,106
399,474	FHLMC, Pool #A97897, 4.500%, 4/1/41	449,400
16,223	FHLMC, Pool #C62740, 7.000%, 1/1/32	18,384
15,874	FHLMC, Pool #C72254, 6.500%, 7/1/32	18,206
36,567	FHLMC, Pool #C90986, 7.000%, 6/1/26	39,432
12,710	FHLMC, Pool #G02184, 5.000%, 4/1/36	14,785
2,173,089	FHLMC, Pool #G05624, 4.500%, 9/1/39	2,451,137
205,468	FHLMC, Pool #G05733, 5.000%, 11/1/39	239,190
75,153	FHLMC, Pool #J13584, 3.500%, 11/1/25	80,179
1,143,173	FHLMC REMICS, Pool #RA2970, 2.500%, 7/1/50	1,176,574
32,144	FNMA, Pool #255628, 5.500%, 2/1/25	35,832
8,993	FNMA, Pool #426830, 8.000%, 11/1/24	9,091
6,356	FNMA, Pool #540040, 7.500%, 6/1/28	6,379
11,317	FNMA, Pool #561741, 7.500%, 1/1/31	12,925
22,675	FNMA, Pool #640291, 7.000%, 8/1/32	23,016
14,194	FNMA, Pool #653502, 6.500%, 7/1/32	15,932
20,831	FNMA, Pool #670402, 6.500%, 6/1/32	23,911
114,012	FNMA, Pool #745257, 6.000%, 1/1/36	136,248
59,062	FNMA, Pool #748895, 6.000%, 12/1/33	63,201
40,015	FNMA, Pool #758564, 6.000%, 9/1/24	44,887
57,371	FNMA, Pool #810049, 5.500%, 3/1/35	64,460
82,033	FNMA, Pool #819297, 6.000%, 9/1/35	97,959
685,482	FNMA, Pool #881279, 5.000%, 11/1/36	796,051
24,198	FNMA, Pool #889060, 6.000%, 1/1/38	28,749
60,268	FNMA, Pool #889061, 6.000%, 1/1/38	71,908
5,766	FNMA, Pool #895657, 6.500%, 8/1/36	6,539
105,247	FNMA, Pool #905049, 5.500%, 11/1/36	117,709
407,055	FNMA, Pool #928553, 5.500%, 8/1/37	476,962
398,260	FNMA, Pool #931535, 5.500%, 7/1/39	423,789
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.4% (Continued)
$ 145,484	FNMA, Pool #AA3467, 4.500%, 4/1/39	$ 164,040
225,952	FNMA, Pool #AA4584, 4.500%, 4/1/39	254,771
55,169	FNMA, Pool #AB1800, 4.000%, 11/1/40	61,095
112,234	FNMA, Pool #AB2452, 4.000%, 3/1/26	119,771
36,606	FNMA, Pool #AD3775, 4.500%, 3/1/25	38,675
52,189	FNMA, Pool #AD6193, 5.000%, 6/1/40	59,543
83,343	FNMA, Pool #AE1568, 4.000%, 9/1/40	91,403
384,737	FNMA, Pool #AE2497, 4.500%, 9/1/40	433,829
51,032	FNMA, Pool #AE5441, 5.000%, 10/1/40	59,345
186,331	FNMA, Pool #AH1135, 5.000%, 1/1/41	216,629
65,053	FNMA, Pool #AH3671, 4.000%, 2/1/26	69,452
372,008	FNMA, Pool #AH6622, 4.000%, 3/1/41	414,458
382,762	FNMA, Pool #AL0150, 4.000%, 2/1/41	423,728
71,993	FNMA, Pool #AL0211, 5.000%, 4/1/41	83,112
2,309,525	FNMA, Pool #AL5718, 3.500%, 9/1/44	2,498,579
456,405	FNMA, Pool #AS0779, 4.000%, 10/1/43	506,020
37,537	FNMA, Pool #AS7813, 4.000%, 8/1/46	41,099
1,932,620	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,987,936
2,033,642	FNMA, Pool #FM4702, 2.500%, 10/1/50	2,096,178
672,129	FNMA, Pool #FM4996, 2.000%, 12/1/50	671,848
1,283,601	FNMA, Pool #MA4128, 2.000%, 9/1/40	1,297,336
1,012,912	GNMA, Pool #4424, 5.000%, 4/20/39	1,149,116
	Total U.S. Government Mortgage-Backed Obligations	$22,477,240
	Non-Agency Collateralized Mortgage Obligations — 6.3%
1,966	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.548%, 3/25/35(A)(B)	1,999
1,715,024	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.704%, 10/25/45(A)(B)	1,787,971
2,672,765	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.704%, 10/25/45(A)(B)	2,775,901
14,849	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	14,791
5,839	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	6,152
880,816	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.532%, 8/25/43(A)(B)	891,332
950,372	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.717%, 11/25/44(A)(B)	959,867
1,527,276	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.926%, 1/25/45(A)(B)	1,585,109
1,526,157	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.908%, 2/25/45(A)(B)	1,564,090
1,489,756	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.815%, 12/25/44(A)(B)	1,512,102
931,307	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	990,774
178,960	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	182,487
757,725	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	768,766
31,828	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.190%, 2/25/35(A)(B)	33,242
75,878	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 2.943%, 4/25/35(A)(B)	79,093
23,921	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.749%, 6/25/36(A)(B)	20,245
1,125,060	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.643%, 1/25/45(A)(B)	1,141,785
1,721,079	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.509%, 1/25/47(A)(B)	1,770,758

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.3% (Continued)
$ 1,036,128	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	$ 1,077,675
18,766	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	19,677
153,239	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	105,942
152,669	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.612%, 2/25/43(A)(B)	156,152
179,004	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.612%, 2/25/43(A)(B)	182,513
309,394	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.545%, 8/25/43(A)(B)	317,290
276,669	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.500%, 5/25/43(A)(B)	285,133
688,359	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.087%, 7/25/44(A)(B)	712,074
743,183	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	745,751
1,430,247	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	1,456,104
1,005,984	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	1,023,194
58,328	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	58,991
	Total Non-Agency Collateralized Mortgage Obligations	$22,226,960
	Sovereign Government Obligations — 4.5%
200,000	Abu Dhabi Government International Bond, 144a, 3.875%, 4/16/50	217,120
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	187,387
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	263,422
200,000	Angolan Government International Bond, 9.375%, 5/8/48	188,160
242,500	Argentine Republic Government International Bond, 0.125%, 7/9/35(A)(B)	72,389
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	4,332
200,000	Bahrain Government International Bond, 144a, 4.250%, 1/25/28	198,482
521,000	Colombia Government International Bond, 5.000%, 6/15/45	553,901
250,000	Colombia Government International Bond, 6.125%, 1/18/41	296,060
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	174,000
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	204,000
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	168,750
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	110,500
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	214,940
26,958	Ecuador Government International Bond, 144a, 7/31/30#	10,783
85,050	Ecuador Government International Bond, 144a, 0.500%, 7/31/30(A)(B)	49,542
222,885	Ecuador Government International Bond, 144a, 0.500%, 7/31/35(A)(B)	101,413
Principal Amount		Market Value
	Sovereign Government Obligations — 4.5% (Continued)
$ 102,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(A)(B)	$ 44,180
400,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	419,352
400,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	374,440
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	216,790
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	190,548
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	98,900
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	98,250
100,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	99,850
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	196,335
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	189,132
200,000	Government of Sharjah Finance Department, 144a, 4.000%, 7/28/50	175,888
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	231,502
200,000	Israel Government International Bond, 4.500%, 4/3/2120	238,198
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	216,760
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	205,500
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	210,562
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	22,904
566,000	Mexico Government International Bond, 3.771%, 5/24/61	498,125
200,000	Mexico Government International Bond, 4.125%, 1/21/26	222,078
200,000	Mexico Government International Bond, 4.750%, 4/27/32	222,700
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	208,966
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	206,306
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	205,690
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	255,675
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	206,760
200,000	Pakistan Government International Bond, 144a, 6.000%, 4/8/26	203,250
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	310,500
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	207,360
200,000	Paraguay Government International Bond, 144a, 5.400%, 3/30/50	225,302
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	330,513
1,410,000	Peruvian Government International Bond, 2.780%, 12/1/60	1,159,739
1,430,000	Province of British Columbia Canada, 1.300%, 1/29/31	1,344,193

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 4.5% (Continued)
$ 300,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	$ 238,503
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	541,105
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	203,777
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	309,450
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	184,030
200,000	Sri Lanka Government International Bond, 144a, 7.550%, 3/28/30	121,680
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	235,748
350,000	Turkey Government International Bond, 4.875%, 4/16/43	267,225
400,000	Turkey Government International Bond, 5.750%, 5/11/47	324,060
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	402,024
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	381,642
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	216,818
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	231,504
	Total Sovereign Government Obligations	$15,708,995
	Commercial Mortgage-Backed Securities — 4.4%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.556%, 9/15/32(A)	2,487,457
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	555,798
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.056%, 2/15/29(A)	999,999
1,492,655	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,493,279
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	615,706
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	581,081
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	607,253
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,820,934
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,149,247
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	549,931
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	1,198,996
575,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(A)(B)	595,914
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(A)(B)	725,783
	Total Commercial Mortgage-Backed Securities	$15,381,378
	Agency Collateralized Mortgage Obligations — 2.7%
3,525,107	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	4,095,234
887,960	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	973,647
168,312	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	195,628
275,888	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	3,154
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 2.7% (Continued)
$ 34,422	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	$ 35,283
579,458	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	615,061
66,803	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.359%, 8/25/44(A)	66,442
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.657%, 10/25/45(A)(B)	1,230,500
1,352,719	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	1,502,375
5,841,446	GNMA, Ser 2012-147, Class IO, 0.579%, 4/16/54(A)(B)(C)	120,602
2,969,381	GNMA, Ser 2016-113, Class IO, 1.152%, 2/16/58(A)(B)(C)	203,764
12,620,591	GNMA, Ser 2016-140, Class IO, 0.815%, 5/16/58(A)(B)(C)	645,071
	Total Agency Collateralized Mortgage Obligations	$9,686,761
Shares
	Short-Term Investment Funds — 2.2%
6,601,868	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	6,601,868
1,118,126	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,118,126
	Total Short-Term Investment Funds	$7,719,994
	Total Investment Securities—100.4% (Cost $343,400,700)	$352,764,680
	Liabilities in Excess of Other Assets — (0.4%)	(1,502,060)
	Net Assets — 100.0%	$351,262,620
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $1,071,274.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.

Touchstone Active Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $131,164,039 or 37.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$140,817,903	$—	$140,817,903
U.S. Treasury Obligations	—	76,275,753	—	76,275,753
Asset-Backed Securities	—	42,469,696	—	42,469,696
U.S. Government Mortgage-Backed Obligations	—	22,477,240	—	22,477,240
Non-Agency Collateralized Mortgage Obligations	—	22,226,960	—	22,226,960
Sovereign Government Obligations	—	15,708,995	—	15,708,995
Commercial Mortgage-Backed Securities	—	15,381,378	—	15,381,378
Agency Collateralized Mortgage Obligations	—	9,686,761	—	9,686,761
Short-Term Investment Funds	7,719,994	—	—	7,719,994
Other Financial Instruments*
Futures
Interest rate contracts	36,488	—	—	36,488
Total Assets	$7,756,482	$345,044,686	$—	$352,801,168
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(47,260)	$—	$—	$(47,260)
Total	$7,709,222	$345,044,686	$—	$352,753,908
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts and is included in Receivable for variation margin for futures contracts on the Statement of Assets and Liabilities.

Futures Contracts
At March 31, 2021, $117,272 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	6/21/2021	26	$4,748,175	$36,488
Long Futures:
5-Year U.S. Treasury Note Futures	6/30/2021	162	20,037,808	(47,260)
				$(10,772)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Japan — 31.8%
	Communication Services — 5.7%
7,000	Capcom Co. Ltd.	$ 227,717
23,200	CyberAgent, Inc.	418,773
4,900	KDDI Corp.	150,972
13,900	Nexon Co. Ltd.	450,675
15,700	Nippon Telegraph & Telephone Corp.	405,090
5,000	Square Enix Holdings Co. Ltd.	278,095
65,800	Z Holdings Corp.	328,223
	Consumer Discretionary — 8.6%
7,100	Goldwin, Inc.	455,550
37,300	K's Holdings Corp.	513,467
23,600	Pan Pacific International Holdings Corp.	557,064
5,100	Shimamura Co. Ltd.	589,334
2,100	Shimano, Inc.	501,565
22,900	Skylark Holdings Co. Ltd.*	343,277
12,300	Yamada Holdings Co. Ltd.*	66,472
12,300	ZOZO, Inc.	364,380
	Consumer Staples — 7.4%
3,100	Ezaki Glico Co. Ltd.	124,404
4,900	Kobayashi Pharmaceutical Co. Ltd.	457,141
8,000	Lawson, Inc.	392,560
22,700	Lion Corp.	442,622
7,800	Sundrug Co. Ltd.	285,765
1,200	Tsuruha Holdings, Inc.	154,762
15,000	Welcia Holdings Co. Ltd.	514,789
34,600	Yamazaki Baking Co. Ltd.	559,037
	Energy — 0.3%
1,600	Iwatani Corp.	98,894
	Health Care — 1.4%
10,500	Chugai Pharmaceutical Co. Ltd.	426,655
2,000	JCR Pharmaceuticals Co. Ltd.	64,755
2,200	Nihon Kohden Corp.	64,285
	Industrials — 4.4%
13,900	ANA Holdings, Inc.*	323,426
800	BayCurrent Consulting, Inc.	183,527
3,700	Japan Airlines Co. Ltd.*	82,865
16,800	MonotaRO Co. Ltd.	455,757
15,700	SG Holdings Co. Ltd.	360,461
6,300	West Japan Railway Co.	349,561
	Information Technology — 0.6%
8,000	Anritsu Corp.	175,102
2,300	NET One Systems Co. Ltd.	73,687
	Real Estate — 1.9%
157	GLP J-Reit	257,779
158	Nippon Prologis REIT, Inc.	508,056
	Utilities — 1.5%
9,900	Toho Gas Co. Ltd.	610,916
	Total Japan	12,617,460
	United Kingdom — 8.4%
	Communication Services — 0.9%
34,181	Pearson PLC	364,471
	Consumer Discretionary — 1.8%
1,976	Games Workshop Group PLC	271,480
15,838	Ocado Group PLC*	444,053
	Consumer Staples — 1.0%
116,835	J Sainsbury PLC	390,695
Shares		Market Value

	United Kingdom — (Continued)
	Energy — 0.1%
7,704	TechnipFMC PLC	$ 58,771
	Financials — 1.6%
34,883	Hiscox Ltd.*	413,093
16,552	IG Group Holdings PLC	205,596
	Health Care — 1.4%
212,471	ConvaTec Group PLC, 144a	574,402
	Industrials — 1.3%
91,943	International Consolidated Airlines Group SA*	251,364
36,816	Royal Mail PLC*	256,230
	Utilities — 0.3%
156,876	Centrica PLC*	117,115
	Total United Kingdom	3,347,270
	Hong Kong — 8.4%
	Communication Services — 1.3%
894,844	PCCW Ltd.	505,347
	Consumer Discretionary — 1.0%
19,226	Melco Resorts & Entertainment Ltd. ADR*	382,790
	Consumer Staples — 1.2%
128,000	Vitasoy International Holdings Ltd.	492,692
	Financials — 0.8%
11,000	Hang Seng Bank Ltd.	213,600
2,000	Hong Kong Exchanges & Clearing Ltd.	118,652
	Industrials — 1.5%
8,800	Jardine Matheson Holdings Ltd.	576,550
	Information Technology — 1.1%
34,900	ASM Pacific Technology Ltd.	446,639
	Real Estate — 1.5%
63,200	Link REIT	576,620
	Total Hong Kong	3,312,890
	Denmark — 5.5%
	Consumer Discretionary — 0.8%
2,820	Pandora A/S	301,597
	Health Care — 3.5%
7,982	Ambu A/S - Class B	374,856
3,162	Ascendis Pharma A/S ADR*	407,518
3,784	Coloplast A/S - Class B	568,913
875	Novo Nordisk A/S - Class B	58,961
	Industrials — 0.9%
19,405	ISS A/S*	361,654
	Materials — 0.3%
1,162	Chr Hansen Holding A/S*	105,589
	Total Denmark	2,179,088
	Australia — 5.5%
	Consumer Discretionary — 2.1%
6,666	Domino's Pizza Enterprises Ltd.	489,263
19,274	IDP Education Ltd.	350,708
	Consumer Staples — 1.0%
47,896	Treasury Wine Estates Ltd.	377,518
	Health Care — 0.6%
904	Cochlear Ltd.	145,413
479	CSL Ltd.	96,808

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Australia — (Continued)
	Information Technology — 0.2%
3,086	WiseTech Global Ltd.	$ 68,669
	Materials — 1.6%
113,451	Evolution Mining Ltd.	353,447
5,187	Fortescue Metals Group Ltd.	79,053
27,827	Northern Star Resources Ltd.	201,571
	Total Australia	2,162,450
	France — 5.0%
	Communication Services — 0.8%
4,946	Publicis Groupe SA	301,619
	Consumer Discretionary — 0.3%
613	SEB SA	107,992
	Consumer Staples — 1.0%
22,917	Carrefour SA	414,926
	Health Care — 1.3%
4,183	BioMerieux	532,236
	Real Estate — 1.6%
4,408	Covivio REIT	377,010
11,106	Klepierre SA REIT	258,500
	Total France	1,992,283
	Finland — 3.8%
	Communication Services — 1.5%
10,011	Elisa Oyj	600,497
	Consumer Discretionary — 0.9%
9,640	Nokian Renkaat Oyj	349,183
	Health Care — 1.4%
14,011	Orion Oyj - Class B	561,437
	Total Finland	1,511,117
	Israel — 3.7%
	Financials — 1.8%
19,156	Bank Hapoalim BM*	148,977
89,387	Bank Leumi Le-Israel BM	588,798
	Health Care — 0.9%
31,091	Teva Pharmaceutical Industries Ltd.*	356,378
	Information Technology — 1.0%
1,772	Nice Ltd.*	385,236
	Total Israel	1,479,389
	Germany — 3.3%
	Consumer Discretionary — 1.9%
1,038	Delivery Hero SE, 144a*	134,543
4,770	HelloFresh SE*	355,764
3,396	Jumia Technologies AG ADR*	120,422
26,399	TUI AG	133,375
	Industrials — 0.5%
1,596	Knorr-Bremse AG	199,169
	Real Estate — 0.9%
7,864	Deutsche Wohnen SE	366,843
	Total Germany	1,310,116
	Belgium — 2.7%
	Consumer Staples — 1.5%
9,883	Etablissements Franz Colruyt NV	589,457
Shares		Market Value

	Belgium — (Continued)
	Materials — 1.2%
8,915	Umicore SA	$ 472,980
	Total Belgium	1,062,437
	Italy — 2.6%
	Communication Services — 1.4%
707,391	Telecom Italia SpA/Milano	382,686
322,465	Telecom Italia SpA/Milano	185,425
	Health Care — 1.2%
2,970	DiaSorin SpA	476,522
	Total Italy	1,044,633
	Spain — 2.5%
	Consumer Staples — 0.7%
4,328	Viscofan SA	299,149
	Financials — 1.8%
49,760	Bankinter SA	346,281
113,179	CaixaBank SA	351,397
	Total Spain	996,827
	Luxembourg — 2.5%
	Communication Services — 1.0%
50,535	SES SA	400,896
	Health Care — 1.5%
5,976	Eurofins Scientific SE*	571,188
	Total Luxembourg	972,084
	Netherlands — 2.4%
	Consumer Staples — 0.7%
10,732	Koninklijke Ahold Delhaize NV	299,346
	Energy — 1.5%
11,716	Koninklijke Vopak NV	582,959
	Industrials — 0.2%
1,422	Signify NV, 144a*	73,138
	Total Netherlands	955,443
	Switzerland — 2.4%
	Consumer Staples — 1.6%
43	Chocoladefabriken Lindt & Spruengli AG	375,337
650	Zur Rose Group AG*	244,917
	Real Estate — 0.8%
2,687	PSP Swiss Property AG	327,352
	Total Switzerland	947,606
	Norway — 1.5%
	Consumer Staples — 1.5%
22,208	Mowi ASA	551,574
5,772	Orkla ASA	56,606
	Total Norway	608,180
	United States — 1.5%
	Health Care — 1.5%
12,310	QIAGEN NV*	595,771
	Sweden — 1.5%
	Consumer Staples — 1.5%
12,084	ICA Gruppen AB	590,925
	New Zealand — 1.4%
	Health Care — 1.4%
24,263	Fisher & Paykel Healthcare Corp. Ltd.	544,766

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Ireland — 1.2%
	Consumer Staples — 1.2%
3,648	Kerry Group PLC - Class A	$ 455,595
	Jordan — 0.6%
	Health Care — 0.6%
7,269	Hikma Pharmaceuticals PLC	228,079
	China — 0.4%
	Consumer Staples — 0.4%
57,600	Budweiser Brewing Co. APAC Ltd., 144a	172,418
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A),*	0
	Total Common Stocks	$39,086,827
	Short-Term Investment Fund — 1.0%
412,084	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	412,084
	Total Investment Securities — 99.6% (Cost $34,910,782)	$39,498,911
	Other Assets in Excess of Liabilities — 0.4%	154,559
	Net Assets — 100.0%	$39,653,470
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $954,501 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$2,901,560	$9,715,900	$—	$12,617,460
United Kingdom	779,998	2,567,272	—	3,347,270
Hong Kong	382,790	2,930,100	—	3,312,890
Denmark	513,107	1,665,981	—	2,179,088
Australia	—	2,162,450	—	2,162,450
France	532,236	1,460,047	—	1,992,283
Finland	561,437	949,680	—	1,511,117
Israel	—	1,479,389	—	1,479,389
Germany	476,186	833,930	—	1,310,116
Belgium	589,457	472,980	—	1,062,437
Italy	—	1,044,633	—	1,044,633
Spain	—	996,827	—	996,827
Luxembourg	—	972,084	—	972,084
Netherlands	—	955,443	—	955,443
Switzerland	375,337	572,269	—	947,606
Norway	—	608,180	—	608,180
United States	595,771	—	—	595,771
Sweden	—	590,925	—	590,925
New Zealand	—	544,766	—	544,766
Ireland	—	455,595	—	455,595
Jordan	228,079	—	—	228,079
China	—	172,418	—	172,418
United Arab Emirates	—	—	0	0
Short-Term Investment Fund	412,084	—	—	412,084
Total	$8,348,042	$31,150,869	$0	$39,498,911
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2020	$1,975
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,975)
Ending balance, March 31, 2021	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2021	$(1,975)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Credit Opportunities Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 78.4%
	Communication Services — 14.3%
$ 758,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 749,518
650,000	Altice France SA (France), 144a, 7.375%, 5/1/26	676,000
512,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	512,000
351,000	Avaya, Inc., 144a, 6.125%, 9/15/28	373,394
72,000	Belo Corp., 7.250%, 9/15/27	83,880
175,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	175,389
634,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	646,173
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	486,365
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	201,094
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	327,351
87,000	Consolidated Communications, Inc., 144a, 5.000%, 10/1/28	87,679
293,000	Consolidated Communications, Inc., 144a, 6.500%, 10/1/28	316,478
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	422,954
575,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	605,616
404,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	411,575
500,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	359,880
133,000	Digicel Group Ltd. (Jamaica), 144a, 8.250%, 9/30/21(B)	1
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	299,771
266,000	Hughes Satellite Systems Corp., 5.250%, 8/1/26	292,730
214,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	218,586
565,000	Lumen Technologies, Inc., 144a, 5.125%, 12/15/26	595,160
128,000	Netflix, Inc., 4.875%, 4/15/28	145,524
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	133,579
1,267,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	1,280,348
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	110,380
468,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	465,660
152,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	149,340
400,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	390,500
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	935,074
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,981
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	259,500
491,000	TEGNA, Inc., 4.625%, 3/15/28	499,593
800,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	840,000
628,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	629,080
296,000	Townsquare Media, Inc., 144a, 6.875%, 2/1/26	315,240
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	372,024
170,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	179,020
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	131,835
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	132,146
410,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	417,638
		15,249,056
	Industrials — 11.8%
211,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	216,602
343,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	360,488
200,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	205,000
Principal Amount		Market Value

	Industrials — (Continued)
$ 388,000	Boise Cascade Co., 144a, 4.875%, 7/1/30	$ 406,430
355,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	355,000
464,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	463,420
139,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	140,927
139,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	143,518
525,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	530,331
470,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	484,687
689,000	Clark Equipment Co. (South Korea), 144a, 5.875%, 6/1/25(A)	728,617
594,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	626,670
679,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	714,373
439,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	466,438
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	32,147
250,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	242,500
320,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	324,800
97,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	102,214
18,000	GFL Environmental, Inc. (Canada), 144a, 8.500%, 5/1/27	19,823
705,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	705,881
300,000	Mauser Packaging Solutions Holding Co., 144a, 5.500%, 4/15/24	304,674
431,000	OI European Group BV, 144a, 4.000%, 3/15/23	441,775
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	557,434
67,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	72,837
398,912	PowerTeam Services LLC, 144a, 9.033%, 12/4/25	442,912
83,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	81,833
474,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	497,183
767,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28(A)	779,978
244,000	Tervita Corp. (Canada), 144a, 11.000%, 12/1/25	276,940
653,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	692,115
129,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	140,481
295,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	312,700
471,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	487,038
94,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	100,702
107,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	112,216
		12,570,684
	Energy — 11.3%
327,000	Apache Corp., 4.875%, 11/15/27(A)	335,175
563,000	Apache Corp., 5.100%, 9/1/40(A)	550,333
530,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	538,374
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	189,881
131,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	136,240
171,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 9.000%, 11/1/27	217,170
284,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	306,072
239,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	243,183
535,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	556,400
481,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	502,982
763,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	757,277
188,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	189,698
446,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	455,018

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.4% (Continued)
	Energy — (Continued)
$ 615,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	$ 644,212
752,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	691,840
407,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 12.000%, 9/1/25	362,230
720,000	Hess Midstream Operations LP, 144a, 5.625%, 2/15/26(A)	744,066
165,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	166,444
191,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	193,865
16,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	16,480
444,000	Laredo Petroleum, Inc., 9.500%, 1/15/25	427,386
142,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 144a, 7.500%, 2/1/26	145,701
362,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	307,700
57,000	Occidental Petroleum Corp., 2.700%, 2/15/23	56,870
214,000	Occidental Petroleum Corp., 2.900%, 8/15/24	211,627
738,000	Occidental Petroleum Corp., 3.200%, 8/15/26	707,004
58,000	Occidental Petroleum Corp., 3.400%, 4/15/26	55,770
234,000	Occidental Petroleum Corp., 6.450%, 9/15/36	258,365
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	97,574
464,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	448,920
73,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	59,495
924,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	913,374
115,000	Western Midstream Operating LP, (3M LIBOR +1.850%), 2.325%, 1/13/23(C)	112,724
65,000	Western Midstream Operating LP, 3.950%, 6/1/25	66,756
364,000	Western Midstream Operating LP, 4.350%, 2/1/25	376,740
		12,042,946
	Consumer Discretionary — 9.1%
365,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	387,922
200,000	American Airlines Group, Inc., 144a, 5.000%, 6/1/22	196,500
239,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	254,726
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	577,944
653,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	695,445
356,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	359,987
389,000	Century Communities, Inc., 5.875%, 7/15/25	402,615
179,000	Century Communities, Inc., 6.750%, 6/1/27	190,266
139,000	Clarios Global LP, 144a, 6.750%, 5/15/25	148,688
404,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	429,064
147,000	Dana, Inc., 5.375%, 11/15/27	154,350
326,000	Dana, Inc., 5.625%, 6/15/28	348,820
57,000	Ford Motor Co., 8.500%, 4/21/23	63,555
75,000	Ford Motor Co., 9.000%, 4/22/25	90,834
90,000	Ford Motor Credit Co. LLC, (3M LIBOR +0.880%), 1.104%, 10/12/21(C)	89,566
185,000	Ford Motor Credit Co. LLC, 2.979%, 8/3/22	187,775
9,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	9,146
57,000	Ford Motor Credit Co. LLC, 3.096%, 5/4/23	57,926
240,000	Ford Motor Credit Co. LLC, 3.470%, 4/5/21	240,000
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	11,344
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 307,000	Ford Motor Credit Co. LLC, 3.813%, 10/12/21	$ 310,259
227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	237,476
256,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	264,320
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	59,344
233,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	247,191
241,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	256,135
250,000	Jaguar Land Rover Automotive PLC (United Kingdom), 3.875%, 3/1/23	346,408
300,000	L Brands, Inc., 6.750%, 7/1/36	354,000
208,000	L Brands, Inc., 6.875%, 11/1/35	247,892
92,000	L Brands, Inc., 7.500%, 6/15/29	104,525
17,000	L Brands, Inc., 144a, 6.875%, 7/1/25	18,890
4,000	L Brands, Inc., 144a, 9.375%, 7/1/25	4,980
294,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	305,156
124,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	124,930
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	220,841
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	211,875
277,187	Meritage Homes Corp., 144a, 3.875%, 4/15/29	277,187
472,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	507,400
541,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	546,205
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	124,455
		9,665,942
	Consumer Staples — 8.3%
893,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	893,000
320,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(D)	332,000
357,000	Bellis Acquisition Co. PLC (United Kingdom), 3.250%, 2/16/26	494,030
470,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	479,400
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	235,182
484,000	Core & Main LP, 144a, 6.125%, 8/15/25	496,749
271,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	278,142
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	189,163
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	408,582
286,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 144a, 7.125%, 7/31/26	297,952
663,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	733,772
595,000	Korn Ferry, 144a, 4.625%, 12/15/27	606,156
520,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	535,600
644,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	631,120
443,000	Primo Water Holdings Inc. (Canada), 144a, 5.500%, 4/1/25	455,315
66,000	Sabre GLBL, Inc., 144a, 7.375%, 9/1/25	71,924
256,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	258,245
287,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	296,328
352,000	SRS Distribution, Inc., 144a, 8.250%, 7/1/26	370,698
355,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	312,819
404,000	Triton Water Holdings, Inc., 144a, 6.250%, 4/1/29	412,080
		8,788,257

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.4% (Continued)
	Health Care — 5.1%
$ 892,000	Air Methods Corp., 144a, 8.000%, 5/15/25	$ 838,480
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	101,920
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	100,401
400,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	410,080
641,000	Emergent BioSolutions, Inc., 144a, 3.875%, 8/15/28	626,577
246,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	254,610
525,000	HCA, Inc., 3.500%, 9/1/30	531,061
244,000	HCA, Inc., 5.625%, 9/1/28	280,600
325,000	HCA, Inc., 7.690%, 6/15/25	391,804
210,000	Hill-Rom Holdings, Inc., 144a, 4.375%, 9/15/27	216,300
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	227,994
200,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	205,792
371,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	360,798
354,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	368,691
494,000	Tenet Healthcare Corp., 144a, 4.625%, 6/15/28	506,340
		5,421,448
	Information Technology — 4.9%
661,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144a, 4.250%, 1/31/26	683,309
225,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144a, 5.750%, 3/1/25	229,354
241,000	Diebold Nixdorf, Inc., 144a, 9.375%, 7/15/25	268,414
105,000	Entegris, Inc., 144a, 4.375%, 4/15/28	108,271
596,000	Nuance Communications, Inc., 5.625%, 12/15/26(A)	625,055
776,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	786,623
608,000	PTC, Inc., 144a, 4.000%, 2/15/28	617,120
787,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	813,561
440,000	Seagate HDD Cayman, 144a, 3.125%, 7/15/29	424,963
286,000	Seagate HDD Cayman, 144a, 3.375%, 7/15/31	274,974
380,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	377,074
		5,208,718
	Materials — 4.6%
452,872	Boart Longyear Management Pty Ltd. (14.500% PIK), 10.000%, 12/31/22(D)	339,654
224,000	CF Industries, Inc., 4.950%, 6/1/43	256,554
74,000	CF Industries, Inc., 5.150%, 3/15/34	84,580
662,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	697,030
82,000	Constellium SE, 144a, 3.750%, 4/15/29	78,399
163,000	Constellium SE, 144a, 5.625%, 6/15/28	172,006
213,000	Constellium SE, 144a, 5.750%, 5/15/24	215,662
330,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	334,950
129,000	Freeport-McMoRan, Inc., 4.375%, 8/1/28	136,837
138,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	150,175
175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	208,340
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	75,640
217,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 4.250%, 12/15/25	217,814
200,000	Novelis Corp., 144a, 5.875%, 9/30/26	209,360
320,000	OCI NV (Netherlands), 144a, 4.625%, 10/15/25	330,800
658,000	OCI NV (Netherlands), 144a, 5.250%, 11/1/24	684,320
427,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	414,190
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	240,262
		4,846,573
Principal Amount		Market Value

	Real Estate — 3.8%
$ 586,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	$ 602,847
233,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	224,263
720,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	759,600
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	394,855
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	551,576
105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	108,339
412,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	405,820
146,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	146,000
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. REIT, 4.500%, 9/1/26	446,894
110,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	110,119
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	202,749
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	47,719
		4,000,781
	Financials — 2.8%
607,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	596,954
370,000	LD Holdings Group LLC, 144a, 6.500%, 11/1/25	387,686
374,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	388,025
343,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	344,389
326,000	NFP Corp., 144a, 6.875%, 8/15/28	338,584
415,000	OneMain Finance Corp., 4.000%, 9/15/30	403,588
493,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	513,952
		2,973,178
	Utilities — 2.4%
789,000	Calpine Corp., 144a, 4.500%, 2/15/28(A)	795,627
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	38,992
667,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	650,325
292,000	NRG Energy, Inc., 6.625%, 1/15/27	303,680
268,000	Pacific Gas and Electric Co., 3.950%, 12/1/47	245,837
106,000	Pacific Gas and Electric Co., 4.300%, 3/15/45	102,651
91,000	Pacific Gas and Electric Co., 4.750%, 2/15/44	92,332
268,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	283,059
		2,512,503
	Total Corporate Bonds	$83,280,086
	Asset-Backed Securities — 8.9%
250,000	AMMC CLO 22 Ltd. (Cayman Islands), Ser 2018-22X, Class SUB, 4/25/31(C)(E)	174,906
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(E)	254,140
250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-4A, Class D, 144a, (3M LIBOR +4.250%), 4.468%, 1/23/33(C)	251,481
134,615	CBAM Ltd. (Cayman Islands), Ser 2017-3A, Class E1, 144a, (3M LIBOR +6.500%), 6.723%, 10/17/29(C)	130,787
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 6.091%, 10/15/30(C)	240,291
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 5.394%, 5/15/31(C)	233,454

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 8.9% (Continued)
$ 250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(C)(E)	$ 219,122
300,000	Eaton Vance CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/15/30(C)(E)	201,961
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 8.116%, 1/20/34(C)	249,970
500,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 5.641%, 7/15/30(C)	474,193
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(E)	75,303
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 6.941%, 1/15/33(C)	494,027
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(E)	734,665
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(C)(E)	404,693
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(C)(E)	207,468
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(C)(E)	494,936
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(C)(E)	304,066
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 7.011%, 4/15/31(C)	234,913
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-3A, Class E, 144a, (3M LIBOR +6.770%), 6.994%, 7/20/31(C)	475,441
350,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-4A, Class E, 144a, (3M LIBOR +7.230%), 7.448%, 10/20/32(C)	347,332
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 3.089%, 11/18/31(C)	243,591
500,000	OHA Credit Funding 3 Ltd. (Cayman Islands), Ser 2019-3A, Class E2, 144a, (3M LIBOR +5.500%), 5.724%, 7/20/32(C)	475,488
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(C)(E)	273,362
500,000	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class SUB, 144a, 1/20/31(C)(E)	269,834
250,000	Signal Peak CLO 7 Ltd. (Cayman Islands), Ser 2019-1A, Class E, 144a, (3M LIBOR +6.890%), 7.095%, 4/30/32(C)	250,073
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 7.941%, 7/15/32(C)	480,871
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 2.942%, 11/18/30(C)	247,848
250,000	Venture XVIII CLO Ltd. (Cayman Islands), Ser 2014-18A, Class SUB, 144a, 10/15/29(C)(E)	61,465
500,000	Voya CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 4/19/31(C)(E)	312,731
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 6.474%, 1/20/32(C)	231,588
Principal Amount		Market Value
	Asset-Backed Securities — 8.9% (Continued)
$ 250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(C)(E)	$ 168,712
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(E)	228,592
	Total Asset-Backed Securities	$9,447,304
	Bank Loans — 7.9%(F)
	Consumer Discretionary — 2.2%
666,231	AI Aqua Merger Sub Inc., 2018 Tranche B-1 Term Loan, (LIBOR + 3.250%), 4.250%, 12/13/23	664,985
226,040	Autokiniton US Holdings, Inc., Term Loan B, 3/29/28(G)	226,323
193,444	Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien), (LIBOR + 3.250%), 3.359%, 4/30/26	191,267
403,000	Enterprise Development Authority (The), Term Loan, 2/19/28(G)	404,007
219,031	MI Windows and Doors LLC, Initial Term Loan, (LIBOR + 3.750%), 4.500%, 12/18/27	219,717
254,157	Mileage Plus Holdings, LLC, Initial Term Loan, (LIBOR + 5.250%), 6.250%, 6/21/27	269,765
328,292	Wilsonart LLC, Tranche D Term Loan, (LIBOR + 3.250%), 4.250%, 12/19/23	327,275
		2,303,339
	Health Care — 1.3%
715,217	eResearch Technology Inc., First Lien Initial Term Loan, (LIBOR + 4.500%), 5.500%, 2/04/27(G)	715,553
490,909	Sotera Health Holdings LLC, Term Loan, (LIBOR + 2.750%), 3.250%, 12/13/26	489,068
195,566	Team Health Holdings Inc., Initial Term Loan, (LIBOR + 2.750%), 3.750%, 2/06/24	181,400
		1,386,021
	Information Technology — 1.1%
413,144	Grab Holdings, Inc., Initial Term Loan, (LIBOR + 4.500%), 5.500%, 1/29/26	419,341
442,000	Ivanti Software Inc., First Lien Initial Term Loan, (LIBOR + 4.750%), 5.750%, 12/01/27	443,291
88,000	Ivanti Software, Inc., First Amendment Term Loan, 12/01/27(G)	87,516
236,075	Sabre GLBL Inc., 2020 Other Term B Loan, (LIBOR + 4.000%), 4.750%, 12/17/27	238,289
279	SkillSoft Corporation, Second Out Term Loan, 4/27/25(G)	278
		1,188,715
	Energy — 1.0%
607,717	Gulf Finance LLC, Tranche B Term Loan, (LIBOR + 5.250%), 6.250%, 8/25/23(G)	501,798
616,027	Woodford Express LLC, Initial Term Loan, (LIBOR + 5.000%), 6.000%, 1/27/25	558,736
		1,060,534
	Communication Services — 0.7%
262,500	Delta TopCo Inc., Initial Term Loan (Second Lien), (LIBOR + 7.250%), 8.000%, 12/01/28	268,078
323,112	Endurance International Group Holdings, Inc., Initial Term Loan, 2/10/28(G)	319,315
175,869	EW Scripps Company (The), Term Loan B, (LIBOR + 3.000%), 3.750%, 1/07/28	175,072
		762,465
	Financials — 0.7%
194,513	Asurion LLC, New B-8 Term Loan, (LIBOR + 3.250%), 3.359%, 12/23/26	193,159

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 7.9% (Continued)
	Financials — (Continued)
$ 135,002	Asurion LLC, Second Lien Term Loan B3, (LIBOR + 5.250%), 5.359%, 1/31/28	$ 137,365
398,974	HUB International Ltd., Initial Term Loan, 4/25/25(G)	393,081
		723,605
	Materials — 0.6%
302,240	Aruba Investments Holdings LLC, Second Lien Initial Term Loan, (LIBOR + 7.750%), 8.500%, 11/24/28	302,995
381,767	BWay Holding Company, Initial Term Loan, (LIBOR + 3.250%), 3.443%, 4/03/24	373,177
		676,172
	Consumer Staples — 0.3%
358,406	SRS Distribution, Inc., Initial Term Loan, 5/23/25(G)	353,285
	Total Bank Loans	$8,454,136
Shares
	Common Stocks — 3.4%
	Energy — 2.4%
26,764	Extraction Oil & Gas, Inc.*	961,889
932	Extraction Oil & Gas, Inc.(H)*	33,496
44,865	FTS International, Inc. - Class A*	1,109,960
35,000	Vine Energy, Inc. - Class A*	480,900
		2,586,245
	Materials — 0.8%
45,555	Tronox Holdings PLC	833,657
	Utilities — 0.2%
6,000	FirstEnergy Corp.	208,140
	Health Care — 0.0%
3,069	Envigo RMS Holding Corp. Class B(B)(H)*	4,604
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow*	1,048
	Total Common Stocks	$3,633,694
Number of Contracts		Notional Amount
	Purchased Options — 0.1%
	Purchased Call Options — 0.0%
64	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 04/21(A)	$ 124,160	4,032
	Purchased Put Options — 0.1%
231	Invesco CurrencyShares Japanese Yen Trust, Strike @86.00, Exp 01/22(A)	1,967,196	57,750
422	Invesco Senior Loan ETF, Strike @22.00, Exp 07/21(A)	933,886	14,770
1,500	Lumen Technologies, Inc., Strike @12.00, Exp 04/21(A)	2,002,500	3,000
	Total Purchased Put Options		75,520
	Total Purchased Options		$79,552
Shares
	Short-Term Investment Funds — 3.5%
3,269,556	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,269,556
484,449	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	484,449
	Total Short-Term Investment Funds	$3,754,005
	Total Long Positions—102.2% (Cost $105,016,869)	$108,648,777
Principal Amount		MarketValue
	Securities Sold Short — (0.5)%
	Corporate Bonds — (0.5)%
	Consumer Discretionary — (0.5)%
$ (500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	$ (515,625)
	Total Securities Sold Short (Proceeds $512,524)	$(515,625)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
(64)	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 04/21	$ 124,160	(1,920)
(422)	Invesco Senior Loan ETF, Strike @22.00, Exp 07/21	933,886	(13,504)
	Total Written Options (Premiums received $30,884)		$(15,424)
	Total Investment Securities—101.7%		$108,117,728
	Liabilities in Excess of Other Assets — (1.7%)		(1,855,066)
	Net Assets — 100.0%		$106,262,662
(A)	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2021 was $5,307,452.
(B)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(D)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”).CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(F)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2021.
(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(H)	Security is subject to restrictions on resale. At March 31, 2021, these securities were valued at $38,100 or 0.0% of net assets.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $461,574.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $75,031,076 or 70.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO–Collateralized Loan Obligation
DAC–Designated Activity Company
ETF–Exchange-Traded Fund
EUR–Euro
GBP–Great Britain Pound
ICE–Intercontinental Exchange, Inc.
LIBOR–London Interbank Offered Rate
LLC–Limited Liability Company
LLLP–Limited Liability Limited Partnership
LP–Limited Partnership
PIK–Payment In Kind
PLC–Public Limited Company
REIT–Real Estate Investment Trust
USD–United States Dollar
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$83,280,085	$1	$83,280,086
Asset-Backed Securities	—	9,447,304	—	9,447,304
Bank Loans	—	8,454,136	—	8,454,136
Common Stocks	3,628,042	1,048	4,604	3,633,694
Purchased Call Options
Equity contracts	4,032	—	—	4,032
Purchased Put Options
Equity contracts	75,520	—	—	75,520
Short-Term Investment Funds	3,754,005	—	—	3,754,005
Other Financial Instruments*
Foreign currency exchange contracts	—	2,485	—	2,485
Total Assets	$7,461,599	$101,185,058	$4,605	$108,651,262
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(515,625)	$—	$(515,625)
Written Options
Equity contracts	(15,424)	—	—	(15,424)
Other Financial Instruments*
Swap Agreements
Credit contracts	—	(123,565)	—	(123,565)
Foreign currency exchange contracts	—	(693)	—	(693)
Total Liabilities	$(15,424)	$(639,883)	$—	$(655,307)
Total	$7,446,175	$100,545,175	$4,605	$107,995,955
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on swaps and forward foreign currency contracts on the Statement of Assets and Liabilities.
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks	Corporate Bonds
Beginning balance, September 30, 2020	$—	$—
Transfer into Level 3	—	1
Net realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	4,604	—
Ending balance, March 31, 2021	$4,604	$1
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2021	$4,604	$—
	Fair Value	Valuation Technique	Unobservable Input
Corporate Bond
Digicel Group Ltd.	$1	Discounted Market Value	99.9% Discount Rate
Common Stock
Envigo RMS Holding Corp. Class B	$4,604	Market Value	N/A

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Wells Fargo	12/20/24	$333,750	5.000%	ICE	Markit CDX North America High Yield Series 33 5Y Index	$(31,401)	$18,075	$(49,476)

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Wells Fargo	12/20/25	$250,000	1.000%	ICE	Kohls Corp. USD SR 5Y D14	$764	$25,330	$(24,566)
Wells Fargo	6/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(31,274)	$(3,535)	$(27,739)
Wells Fargo	6/20/25	$460,000	5.000%	ICE	Markit CDX North America High Yield Series 34 5Y Index	$(42,068)	$(20,284)	$(21,784)
								$(123,565)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
Wells Fargo	4/26/2021	USD	312,747	EUR	264,428	$2,485
Wells Fargo	4/26/2021	USD	851,321	GBP	617,974	(693)
						$1,792
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 97.9%
	Communication Services — 17.9%
$ 483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 477,595
1,068,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	1,116,060
634,000	Altice France SA (France), 144a, 7.375%, 5/1/26	659,360
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	696,023
735,000	Belo Corp., 7.250%, 9/15/27	856,275
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	359,326
565,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	598,194
519,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	540,409
148,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	148,329
211,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	213,638
1,333,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	1,381,321
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	734,057
467,000	CommScope, Inc., 144a, 7.125%, 7/1/28	495,991
1,022,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	1,088,164
682,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	642,785
1,854,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,823,622
1,053,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,109,067
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	349,084
1,191,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	625,275
351,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	372,060
750,000	Frontier Communications Corp., 144a, 6.750%, 5/1/29	791,025
210,000	GCI LLC, 144a, 4.750%, 10/15/28	214,988
540,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	531,468
545,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	554,603
444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	473,371
906,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	877,687
1,589,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	1,663,492
567,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	579,151
1,105,000	MDC Partners, Inc. (Canada), 144a, 7.500%, 5/1/24	1,116,050
1,078,000	Meredith Corp., 144a, 6.500%, 7/1/25	1,156,565
148,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 4.250%, 1/15/29	142,483
1,841,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	1,995,184
474,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	471,630
346,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	333,025
205,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	200,131
1,450,000	Spanish Broadcasting System, Inc., 144a, 9.750%, 3/1/26	1,424,625
1,385,000	Sprint Capital Corp, 6.875%, 11/15/28	1,746,443
326,000	TEGNA, Inc., 4.625%, 3/15/28	331,705
721,000	TEGNA, Inc., 5.000%, 9/15/29	748,225
353,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	400,355
865,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	1,025,025
1,090,000	T-Mobile USA, Inc., 3.375%, 4/15/29	1,101,227
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	265,630
294,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	293,632
200,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	212,250
Principal Amount		Market Value

	Communication Services — (Continued)
$ 515,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	$ 506,760
480,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	490,800
		33,934,165
	Energy — 14.1%
1,383,000	Apache Corp., 4.875%, 11/15/27	1,417,575
915,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	914,428
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,208,340
704,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	758,715
456,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	454,523
998,000	California Resources Corp., 144a, 7.125%, 2/1/26	1,015,675
867,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	882,172
1,050,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	1,092,000
461,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	479,518
400,000	Continental Resources, Inc., 4.375%, 1/15/28	422,420
295,000	Continental Resources, Inc., 4.900%, 6/1/44	295,006
258,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	291,504
719,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	704,045
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	779,068
312,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	315,906
298,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	319,829
225,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	237,375
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	438,806
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	345,863
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	448,050
491,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	507,178
735,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	769,913
1,193,000	Murphy Oil Corp., 6.375%, 12/1/42	1,085,630
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	1,121,414
531,000	NuStar Logistics LP, 6.000%, 6/1/26	572,463
1,011,000	Occidental Petroleum Corp., 4.200%, 3/15/48	813,855
437,000	Occidental Petroleum Corp., 6.125%, 1/1/31	482,535
674,000	Occidental Petroleum Corp., 6.375%, 9/1/28	739,786
918,000	Occidental Petroleum Corp., 6.625%, 9/1/30	1,031,648
772,000	Occidental Petroleum Corp., 8.500%, 7/15/27	914,820
909,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	912,136
469,000	PDC Energy, Inc., 6.125%, 9/15/24	481,253
897,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	899,242
844,462	Ruby Pipeline LLC, 144a, 8.000%, 4/1/22	692,641
898,000	Southwestern Energy Co., 8.375%, 9/15/28	985,555
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	247,092
1,409,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	1,392,796
279,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	283,185
		26,753,960
	Consumer Discretionary — 12.2%
308,000	Allison Transmission, Inc., 144a, 3.750%, 1/30/31	298,375
768,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	791,040
249,000	Brookfield Residential Properties Inc. (Canada), 144a, 6.375%, 5/15/25	254,914
428,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	446,725

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.9% (Continued)
	Consumer Discretionary — (Continued)
$ 128,000	Carnival Corp., 144a, 7.625%, 3/1/26	$ 137,510
819,000	Carnival Corp., 144a, 9.875%, 8/1/27	964,282
911,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	956,550
1,153,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,192,473
289,000	Dana, Inc., 5.625%, 6/15/28	309,230
130,828	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, Ser 02G1, 6.718%, 1/2/23	133,763
280,000	Ford Motor Co., 4.750%, 1/15/43	282,072
109,000	Ford Motor Co., 9.625%, 4/22/30	152,114
270,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/28	259,403
367,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	378,928
1,298,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	1,346,675
672,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	725,075
712,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	748,362
642,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	660,457
516,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	516,000
772,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	767,175
572,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	555,183
200,000	International Game Technology PLC, 144a, 4.125%, 4/15/26	205,516
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	493,036
1,065,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	1,124,906
384,000	L Brands, Inc., 5.250%, 2/1/28	411,840
183,000	Mattel, Inc., 144a, 3.375%, 4/1/26	188,937
1,155,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,155,000
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	193,930
1,081,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	1,260,716
1,319,000	Sonic Automotive, Inc., 6.125%, 3/15/27	1,371,760
874,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	874,000
829,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	889,102
228,000	Tri Pointe Homes, Inc., 5.700%, 6/15/28	251,988
844,000	Twin River Worldwide Holdings Inc., 144a, 6.750%, 6/1/27	905,194
280,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	282,884
866,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	875,959
292,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	298,570
309,000	Yum! Brands, Inc., 144a, 4.750%, 1/15/30	326,706
		22,986,350
	Consumer Staples — 11.7%
893,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	861,745
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	122,576
1,269,000	Ahern Rentals Inc., 144a, 7.375%, 5/15/23	1,142,100
505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	527,346
1,000,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31	976,900
811,000	CHS/Community Health Systems, Inc., 144a, 6.875%, 4/15/29	847,698
257,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	282,456
586,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	648,552
82,000	Macy's Retail Holdings LLC, 3.625%, 6/1/24†	82,000
1,897,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29†	1,945,288
1,828,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	1,874,614
Principal Amount		Market Value

	Consumer Staples — (Continued)
$ 124,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	$ 132,370
295,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 4.750%, 2/15/28	302,319
250,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	271,650
458,000	Pilgrim's Pride Corp., 144a, 4.250%, 4/15/31	456,273
728,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	719,992
483,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	483,918
1,325,000	QVC, Inc., 4.375%, 9/1/28	1,335,501
1,146,000	QVC, Inc., 4.750%, 2/15/27	1,186,110
1,790,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,875,025
1,000,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,008,770
915,000	Staples, Inc., 144a, 7.500%, 4/15/26	965,325
609,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 4.500%, 3/15/29	615,212
500,000	Triton Water Holdings, Inc., 144a, 6.250%, 4/1/29	510,000
1,000,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,037,500
2,000,000	US Foods, Inc., 144a, 4.750%, 2/15/29	2,000,000
		22,211,240
	Industrials — 11.0%
953,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	962,678
483,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	507,150
1,362,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,437,863
1,000,000	Danaos Corp. (Greece), 144a, 8.500%, 3/1/28	1,068,750
517,000	Delta Air Lines, Inc., 3.750%, 10/28/29	503,767
275,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	275,344
535,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	518,950
1,000,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,127,500
1,443,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	1,403,317
503,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	535,293
132,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	159,595
329,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	388,220
273,000	Meritor, Inc., 144a, 4.500%, 12/15/28	273,819
510,000	Meritor, Inc., 144a, 6.250%, 6/1/25	543,150
749,000	Moog, Inc., 144a, 4.250%, 12/15/27	763,980
682,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	730,592
747,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	812,082
808,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	831,230
705,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	696,519
335,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	328,300
643,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	653,880
347,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	373,025
634,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	600,715
203,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	211,627
805,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	842,022
1,000,000	TransDigm, Inc., 144a, 4.625%, 1/15/29	984,790
405,000	TransDigm, Inc., 6.375%, 6/15/26	418,669
144,000	TransDigm, Inc., 6.500%, 5/15/25	146,700
768,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	814,003
144,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	156,816

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.9% (Continued)
	Industrials — (Continued)
$1,000,000	TriMas Corp., 144a, 4.125%, 4/15/29	$ 1,000,000
700,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	783,300
		20,853,646
	Financials — 8.4%
175,000	Ally Financial, Inc., 8.000%, 11/1/31	243,550
645,000	Ally Financial, Inc., 8.000%, 11/1/31	868,634
2,012,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	2,067,330
1,008,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	1,028,160
528,000	Credit Acceptance Corp., 6.625%, 3/15/26	555,720
1,087,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	1,113,631
328,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	339,890
615,000	MGIC Investment Corp., 5.250%, 8/15/28	640,369
730,000	Navient Corp., 5.500%, 1/25/23	757,375
1,462,000	Navient Corp., 5.875%, 10/25/24	1,535,261
350,000	OneMain Finance Corp., 4.000%, 9/15/30	340,375
391,000	OneMain Finance Corp., 8.875%, 6/1/25	433,150
136,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	130,050
419,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	434,314
960,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	1,027,200
317,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	307,490
1,140,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,230,316
441,000	Quicken Loans LLC, 144a, 5.250%, 1/15/28	464,153
1,017,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	981,405
430,000	Radian Group Inc., 4.500%, 10/1/24	447,329
614,000	Springleaf Finance Corp., 6.625%, 1/15/28	695,852
172,000	Springleaf Finance Corp., 7.125%, 3/15/26	198,376
		15,839,930
	Health Care — 7.6%
1,124,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	1,118,380
162,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	165,110
573,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	570,261
560,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	594,300
287,000	Bausch Health Cos, Inc., 144a, 7.000%, 1/15/28	311,553
208,000	Charles River Laboratories International, Inc., 144a, 3.750%, 3/15/29	208,329
679,000	DaVita, Inc., 144a, 3.750%, 2/15/31	650,618
717,000	DaVita, Inc., 144a, 4.625%, 6/1/30	729,297
1,000,000	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 144a, 6.125%, 4/1/29	1,010,220
286,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	311,025
1,059,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	1,109,302
683,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	729,102
1,000,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	985,000
1,292,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	1,381,536
903,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	950,407
958,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	997,757
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	251,296
1,433,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	1,370,306
91,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	94,413
714,000	Valeant Pharmaceuticals International, 144a, 8.500%, 1/31/27	792,094
		14,330,306
Principal Amount		Market Value

	Information Technology — 4.2%
$ 667,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	$ 670,502
368,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	394,680
364,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	376,347
471,000	CDK Global, Inc., 4.875%, 6/1/27	492,077
555,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	562,440
406,000	NCR Corp., 144a, 5.125%, 4/15/29	410,600
460,000	NCR Corp., 144a, 5.750%, 9/1/27	486,737
862,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	866,310
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,081,024
1,500,000	TTM Technologies, Inc., 144a, 4.000%, 3/1/29	1,479,375
1,047,000	Xerox Corp., 4.800%, 3/1/35	1,047,482
		7,867,574
	Materials — 3.7%
386,000	Alcoa Nederland Holding BV, 144a, 4.125%, 3/31/29	389,296
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	547,868
546,000	Arconic Corp., 144a, 6.125%, 2/15/28	583,237
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	356,160
1,000,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31	982,800
380,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	383,325
358,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	372,073
265,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	282,888
275,000	INEOS Quattro Finance 2 PLC (United Kingdom), 144a, 3.375%, 1/15/26	275,000
456,000	Mercer International, Inc. (Germany), 144a, 5.125%, 2/1/29	472,416
347,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	383,612
1,073,000	Novelis Corp., 144a, 5.875%, 9/30/26	1,123,216
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	909,340
		7,061,231
	Real Estate — 3.6%
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	1,070,695
130,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	133,575
810,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	798,863
663,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	750,516
499,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	488,708
203,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	200,686
463,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	468,764
171,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	177,626
1,016,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,048,309
227,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	227,901
646,000	Service Properties Trust REIT, 4.650%, 3/15/24	646,000
168,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	168,181
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	530,981
		6,710,805
	Utilities — 3.5%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	658,485
363,000	Calpine Corp., 144a, 5.000%, 2/1/31	353,852
145,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	139,068
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	401,876
212,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	220,563
552,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	580,500
262,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	301,983
739,000	PG&E Corp., 5.000%, 7/1/28	780,735
193,000	PG&E Corp., 5.250%, 7/1/30	204,879

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 97.9% (Continued)
	Utilities — (Continued)
$1,269,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	$ 1,278,518
1,710,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	1,731,375
		6,651,834
	Total Corporate Bonds	$185,201,041
Shares
	Common Stocks — 0.3%
	Energy — 0.3%
38,886	Unit Corp.*	475,187
	Short-Term Investment Funds — 3.5%
3,725,697	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,725,697
3,011,579	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	3,011,579
	Total Short-Term Investment Funds	$6,737,276
	Total Investment Securities—101.7% (Cost $188,998,953)	$192,413,504
	Liabilities in Excess of Other Assets — (1.7%)	(3,262,023)
	Net Assets — 100.0%	$189,151,481
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $2,697,396.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $137,121,693 or 72.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$185,201,041	$—	$185,201,041
Common Stocks	475,187	—	—	475,187
Short-Term Investment Funds	6,737,276	—	—	6,737,276
Total	$7,212,463	$185,201,041	$—	$192,413,504
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Impact Bond Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 30.0%
	Financials — 8.0%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,630,985
2,600,000	American Express Co., 2.650%, 12/2/22	2,696,821
1,524,806	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,666,277
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	647,376
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,452,961
691,000	Globe Life, Inc., 4.550%, 9/15/28	793,911
1,000,000	KeyBank NA/Cleveland OH, 2.300%, 9/14/22	1,027,170
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	1,961,758
2,333,828	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42(A)	2,333,828
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	2,016,587
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,541,523
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,154,811
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	999,222
1,280,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,285,809
2,000,000	PNC Bank NA, 2.700%, 10/22/29	2,035,097
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,741,648
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,133,809
792,000	Unum Group, 7.250%, 3/15/28	1,002,835
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(B)(C)	1,920,000
		32,042,428
	Industrials — 7.0%
26,617	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	26,549
554,496	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	572,706
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	3,055,318
1,559,067	CSX Transportation, Inc., 6.251%, 1/15/23	1,699,564
116,361	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	124,185
2,135,000	FedEx Corp., 4.000%, 1/15/24	2,320,258
958,665	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	927,766
2,823,000	GATX Corp., 3.250%, 3/30/25	3,001,028
2,000,000	John Deere Capital Corp., MTN, 2.800%, 9/8/27	2,129,076
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,230,303
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,576,817
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	2,014,547
705,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	828,522
2,579,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,756,314
1,960,000	Union Pacific Corp., 3.950%, 9/10/28	2,194,765
150,519	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	155,230
510,343	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	600,614
1,071,363	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,159,196
1,631,000	Waste Management, Inc., 2.400%, 5/15/23	1,691,021
		28,063,779
	Utilities — 5.5%
2,104,000	American Water Capital Corp., 2.950%, 9/1/27	2,239,447
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,045,005
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,670,282
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,566,152
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,879,629
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,834,556
Principal Amount		Market Value

	Utilities — (Continued)
$ 1,642,000	Georgia Power Co., 4.750%, 9/1/40	$ 1,906,356
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 2.269%, 10/1/66(C)	1,850,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,205,475
		22,196,902
	Consumer Discretionary — 3.3%
2,543,645	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,562,994
200,882	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	200,828
1,224,312	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,249,651
658,128	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	679,592
353,959	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	369,373
2,400,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	2,486,012
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,456,605
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,392,861
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,339,000
534,337	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	559,026
		13,295,942
	Real Estate — 1.8%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,911,649
1,350,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/23	1,365,732
1,750,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,957,323
1,855,000	SBA Tower Trust REIT, 144a, 3.168%, 4/11/22	1,858,253
		7,092,957
	Health Care — 1.5%
2,462,160	CVS Pass-Through Trust, 6.036%, 12/10/28	2,872,130
2,605,000	HCA, Inc., 5.250%, 4/15/25	2,973,118
		5,845,248
	Consumer Staples — 1.1%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,158,447
1,265,000	Kroger Co. (The), 7.700%, 6/1/29	1,719,761
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,685,392
		4,563,600
	Communication Services — 0.7%
755,000	Verizon Communications, Inc., 2.100%, 3/22/28	758,917
2,084,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	1,832,973
195,000	Verizon Communications, Inc., 5.012%, 4/15/49	240,013
		2,831,903
	Energy — 0.6%
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	633,572
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,888,930
		2,522,502
	Information Technology — 0.5%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,840,054
	Total Corporate Bonds	$120,295,315
	U.S. Government Agency Obligations — 25.3%
1,173,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,324,736
2,489,395	Helios Leasing I LLC, 1.734%, 7/24/24	2,538,488
979,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,118,272
1,650,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,696,779
2,503,684	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,580,430

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.3% (Continued)
$ 2,116,243	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	$ 2,217,881
2,727,472	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,828,266
16,322	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	16,746
9,826	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	10,097
40,053	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	41,629
87,690	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	92,269
77,566	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	82,371
132,244	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	142,566
163,185	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	174,899
287,360	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	307,037
234,341	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	250,619
430,392	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	463,586
212,768	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	229,647
633,763	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	677,766
287,415	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	313,806
336,216	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	375,354
637,281	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	686,170
377,165	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	407,975
460,454	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	502,403
228,437	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	248,046
783,962	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	829,226
1,400,820	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,501,766
2,577,312	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	2,721,118
184,858	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	185,896
4,612,313	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,661,840
4,333,332	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	4,426,336
2,423,867	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,523,103
2,494,041	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,598,371
3,801,417	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	3,959,821
Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.3% (Continued)
$ 3,774,917	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	$ 3,937,547
1,982,276	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,065,174
2,670,231	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,755,307
4,051,748	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	4,166,253
5,098,188	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	5,164,268
5,186,180	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	5,439,271
4,002,986	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,273,728
4,769,219	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	5,000,701
2,603,547	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,705,694
3,378,874	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,571,091
2,200,858	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,400,854
2,468,549	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,640,255
2,926,193	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,086,548
3,779,779	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,658,667
888,106	Tagua Leasing LLC, 1.581%, 11/16/24	904,470
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	3,183,675
2,344,514	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,484,126
1,095,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,282,871
	Total U.S. Government Agency Obligations	$101,455,815
	Agency Collateralized Mortgage Obligations — 18.7%
2,350,000	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.136%, 11/25/27(C)(D)	2,480,100
3,061,422	Fannie Mae-Aces, Ser 2019-M6, Class A1, 3.300%, 8/1/28	3,318,648
3,075,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,456,628
3,512,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,769,644
3,570,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,720,752
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(C)(D)	2,895,035
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,418,069
3,239,337	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	3,408,581
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	3,207,517
2,000,000	FREMF Mortgage Trust, Ser 2011-K16, Class B, 144a, 4.609%, 11/25/46(C)(D)	2,038,532
1,395,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.018%, 5/25/45(C)(D)	1,436,463

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 18.7% (Continued)
$ 3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.657%, 10/25/45(C)(D)	$ 3,112,359
1,475,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.556%, 6/25/45(C)(D)	1,560,271
1,715,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.072%, 11/25/47(C)(D)	1,860,327
1,120,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.834%, 11/25/47(C)(D)	1,215,920
1,578,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 3.903%, 8/25/47(C)(D)	1,585,651
1,091,803	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 0.819%, 11/25/35(C)	1,090,891
832,472	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(C)(D)	832,363
1,184,364	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(C)(D)	1,226,573
2,390,851	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(C)(D)	2,477,290
1,578,291	GNMA, Ser 2011-142, Class B, 3.429%, 2/16/44(C)(D)	1,607,578
2,355,320	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(C)(D)	2,431,226
326,236	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	331,057
1,667,992	GNMA, Ser 2013-121, Class AB, 2.543%, 8/16/44(C)(D)	1,731,727
540,867	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	545,468
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(C)(D)	2,536,461
1,491,442	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	1,539,119
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(C)(D)	3,612,641
1,654,004	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	1,708,335
1,440,004	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.620%, 5/20/67(C)	1,448,921
4,245,720	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	4,117,181
2,494,474	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	2,409,413
3,990,404	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	3,926,947
	Total Agency Collateralized Mortgage Obligations	$75,057,688
	U.S. Government Mortgage-Backed Obligations — 9.8%
1,137,827	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,283,745
4,568,476	FHLMC REMIC, Pool #QB4551, 2.000%, 10/1/50	4,560,990
182,098	FNMA, Pool #465711, 4.680%, 8/1/28	206,316
97,432	FNMA, Pool #874210, 5.260%, 1/1/25	100,352
594,098	FNMA, Pool #888829, 5.888%, 6/1/37(C)(D)	619,237
1,148,781	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,295,137
2,843,690	FNMA, Pool #AN0897, 3.440%, 2/1/32	3,079,925
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,566,929
2,860,786	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,134,677
2,409,964	FNMA, Pool #AS8650, 3.000%, 1/1/47	2,530,887
537,315	FNMA, Pool #AT0924, 2.000%, 3/1/28	550,056
961,041	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,049,103
3,642,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,834,575
2,730,877	FNMA, Pool #FM3442, 3.000%, 6/1/50	2,849,679
4,783,337	FNMA, Pool #MA4178, 1.500%, 11/1/35	4,807,949
5,685,593	FNMA, Pool #MA4269, 2.500%, 2/1/41	5,862,819
	Total U.S. Government Mortgage-Backed Obligations	$39,332,376
	Municipal Bonds — 9.0%
	California — 3.5%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	1,037,690
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,963,808
1,625,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,520,062
Principal Amount		Market Value

	California — (Continued)
$ 1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	$ 2,351,257
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	3,223,682
2,700,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,813,807
		13,910,306
	Texas — 1.4%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,552,311
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	3,219,476
		5,771,787
	Minnesota — 1.0%
4,000,000	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	3,919,960
	New York — 0.8%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,461,807
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,825,661
		3,287,468
	Nevada — 0.8%
3,107,724	Nevada Housing Division, Revenue, 1.900%, 11/1/44	3,086,669
	Washington — 0.5%
1,515,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	2,050,491
	Indiana — 0.4%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,651,451
	Ohio — 0.3%
1,105,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,130,227
	Louisiana — 0.3%
1,090,568	Louisiana Housing Corp., 2.875%, 11/1/38	1,127,255
	Total Municipal Bonds	$35,935,614
	U.S. Treasury Obligations — 3.4%
2,240,000	U.S. Treasury Bond, 1.875%, 2/15/51	1,979,600
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(E)	6,092,199
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(E)	2,952,063
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(E)	2,471,737
	Total U.S. Treasury Obligations	$13,495,599
	Asset-Backed Securities — 1.6%
1,036,105	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,151,685
962,588	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,043,798
1,277,814	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,390,500
1,000,000	CF Hippolyta LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	996,566
171,326	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	172,419
1,750,000	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	1,749,665
	Total Asset-Backed Securities	$6,504,633

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 0.6%
$ 641,401	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	$ 655,856
1,808,934	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	1,869,786
	Total Non-Agency Collateralized Mortgage Obligations	$2,525,642
	Commercial Mortgage-Backed Securities — 0.0%
328,479	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	177,194
Shares
	Short-Term Investment Fund — 1.9%
7,721,700	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,721,700
	Total Investment Securities—100.3% (Cost $393,703,125)	$402,501,576
	Liabilities in Excess of Other Assets — (0.3%)	(1,017,488)
	Net Assets — 100.0%	$401,484,088
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $36,436,414 or 9.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$117,961,487	$2,333,828	$120,295,315
U.S. Government Agency Obligations	—	101,455,815	—	101,455,815
Agency Collateralized Mortgage Obligations	—	75,057,688	—	75,057,688
U.S. Government Mortgage-Backed Obligations	—	39,332,376	—	39,332,376
Municipal Bonds	—	35,935,614	—	35,935,614
U.S. Treasury Obligations	—	13,495,599	—	13,495,599
Asset-Backed Securities	—	6,504,633	—	6,504,633
Non-Agency Collateralized Mortgage Obligations	—	2,525,642	—	2,525,642
Commercial Mortgage-Backed Securities	—	177,194	—	177,194
Short-Term Investment Fund	7,721,700	—	—	7,721,700
Total	$7,721,700	$392,446,048	$2,333,828	$402,501,576
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2020	$—
Transfer into Level 3	2,333,828
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, March 31, 2021	$2,333,828
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2021	$—
Corporate Bonds	Fair Value	Valuation Technique	Unobservable Input
Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	$2,333,828	Cost	N/A
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International ESG Equity Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Japan — 14.3%
	Communication Services — 2.3%
4,800	KDDI Corp.	$ 147,891
1,000	Nintendo Co. Ltd.	563,636
	Consumer Discretionary — 7.7%
5,500	Denso Corp.	366,653
74,900	Panasonic Corp.	969,914
10,500	Sony Group Corp.	1,111,251
	Industrials — 1.3%
18,200	Kubota Corp.	415,178
	Information Technology — 3.0%
12,800	Hitachi Ltd.	580,203
400	Kyocera Corp.	25,452
800	Tokyo Electron, Ltd.	347,707
	Total Japan	4,527,885
	Germany — 13.4%
	Consumer Discretionary — 2.4%
5,861	Continental AG*	775,847
	Industrials — 5.0%
21,827	Deutsche Post AG	1,197,448
3,958	KION Group AG	391,073
	Materials — 2.9%
9,989	HeidelbergCement AG	907,580
	Real Estate — 3.1%
14,794	Vonovia SE	966,777
	Total Germany	4,238,725
	France — 12.7%
	Financials — 3.4%
31,774	SCOR SE*	1,082,317
	Industrials — 7.7%
20,822	Cie de Saint-Gobain*	1,229,571
7,986	Schneider Electric SE	1,216,549
	Materials — 1.6%
3,111	Air Liquide SA	507,952
	Total France	4,036,389
	Sweden — 9.8%
	Communication Services — 2.3%
52,425	Tele2 AB - Class B	707,211
	Financials — 4.7%
77,231	Svenska Handelsbanken AB - Class A	839,594
36,940	Swedbank AB - Class A	651,321
	Industrials — 2.8%
39,495	Epiroc AB	894,727
	Total Sweden	3,092,853
	United Kingdom — 5.7%
	Financials — 3.5%
1,859,495	Lloyds Banking Group PLC*	1,090,825
	Industrials — 1.5%
8,094	Ashtead Group PLC	483,177
	Utilities — 0.7%
17,309	Pennon Group PLC	232,594
	Total United Kingdom	1,806,596
Shares		Market Value

	Taiwan — 5.3%
	Information Technology — 5.3%
14,107	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 1,668,576
	Switzerland — 5.1%
	Health Care — 2.6%
2,579	Roche Holding AG	835,450
	Industrials — 2.5%
25,957	ABB Ltd. ADR	790,910
	Total Switzerland	1,626,360
	South Korea — 4.5%
	Communication Services — 1.8%
25,507	KT Corp. ADR*	317,307
10,118	KT Corp.	253,018
	Financials — 1.9%
12,283	KB Financial Group, Inc.	605,399
	Information Technology — 0.8%
423	Samsung SDI Co. Ltd.	248,734
	Total South Korea	1,424,458
	China — 4.3%
	Consumer Discretionary — 4.3%
4,343	Alibaba Group Holding Ltd. ADR*	984,688
17,974	Shenzhou International Group Holdings Ltd.	375,954
	Total China	1,360,642
	Canada — 4.0%
	Financials — 2.5%
6,417	Intact Financial Corp.	786,359
	Materials — 1.5%
8,068	Agnico Eagle Mines Ltd.	466,411
	Total Canada	1,252,770
	Denmark — 3.6%
	Health Care — 1.0%
4,423	Novo Nordisk A/S ADR	298,199
	Industrials — 0.9%
1,431	Vestas Wind Systems A/S	295,196
	Materials — 1.7%
8,528	Novozymes A/S	545,679
	Total Denmark	1,139,074
	Italy — 3.5%
	Utilities — 3.5%
112,211	Enel SpA	1,116,203
	Singapore — 3.1%
	Financials — 1.5%
54,000	Oversea-Chinese Banking Corp. Ltd.	472,446
	Real Estate — 1.6%
320,400	CapitaLand Integrated Commercial Trust REIT	518,439
	Total Singapore	990,885
	India — 3.0%
	Financials — 3.0%
59,457	ICICI Bank Ltd. ADR*	953,096
	Netherlands — 2.4%
	Health Care — 2.4%
13,070	Koninklijke Philips NV*	745,322

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	Thailand — 1.5%
	Industrials — 1.5%
219,400	Airports of Thailand PCL	$ 485,998
	Total Common Stocks	$30,465,832
	Exchange-Traded Funds — 1.3%
4,338	iShares Core MSCI EAFE ETF	312,553
1,373	iShares Core MSCI Emerging Markets ETF	88,366
	Total Exchange-Traded Funds	$400,919
	Short-Term Investment Fund — 1.8%
563,203	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	563,204
	Total Investment Securities — 99.3% (Cost $23,460,978)	$31,429,955
	Other Assets in Excess of Liabilities — 0.7%	219,311
	Net Assets — 100.0%	$31,649,266
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$4,527,885	$—	$4,527,885
Germany	—	4,238,725	—	4,238,725
France	—	4,036,389	—	4,036,389
Sweden	—	3,092,853	—	3,092,853
United Kingdom	—	1,806,596	—	1,806,596
Taiwan	1,668,576	—	—	1,668,576
Switzerland	790,910	835,450	—	1,626,360
South Korea	317,307	1,107,151	—	1,424,458
China	984,688	375,954	—	1,360,642
Canada	1,252,770	—	—	1,252,770
Denmark	298,199	840,875	—	1,139,074
Italy	—	1,116,203	—	1,116,203
Singapore	—	990,885	—	990,885
India	953,096	—	—	953,096
Netherlands	—	745,322	—	745,322
Thailand	—	485,998	—	485,998
Exchange-Traded Funds	400,919	—	—	400,919
Short-Term Investment Fund	563,204	—	—	563,204
Total	$7,229,669	$24,200,286	$—	$31,429,955
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 94.9%
	Industrials — 22.7%
2,638,405	Allison Transmission Holdings, Inc.	$ 107,726,076
1,858,761	Armstrong World Industries, Inc.	167,455,778
305,376	Cintas Corp.	104,227,883
1,813,908	Copart, Inc. *	197,008,548
778,542	Old Dominion Freight Line, Inc.	187,169,282
2,306,513	Otis Worldwide Corp.	157,880,815
1,843,310	Sensata Technologies Holding PLC*	106,819,814
479,884	UniFirst Corp.	107,354,850
		1,135,643,046
	Information Technology — 21.8%
1,634,442	Amphenol Corp. - Class A	107,824,139
1,951,619	Black Knight, Inc.*	144,400,290
1,487,213	CDK Global, Inc.	80,398,735
1,232,911	Citrix Systems, Inc.	173,051,388
2,860,893	Entegris, Inc.	319,847,837
1,420,763	Skyworks Solutions, Inc.	260,681,595
		1,086,203,984
	Financials — 12.5%
216,399	Alleghany Corp.*	135,528,530
1,818,249	Cincinnati Financial Corp.	187,443,290
1,002,907	M&T Bank Corp.	152,050,730
2,706,974	Moelis & Co. - Class A	148,558,733
		623,581,283
	Materials — 10.3%
768,947	AptarGroup, Inc.	108,936,721
941,226	Ball Corp.	79,759,491
337,197	NewMarket Corp.	128,188,812
1,166,692	Vulcan Materials Co.	196,879,275
		513,764,299
	Consumer Discretionary — 9.5%
1,638,349	CarMax, Inc.*	217,343,378
1,374,290	Dollar Tree, Inc.*	157,301,234
1,059,360	Hasbro, Inc.	101,825,683
		476,470,295
	Consumer Staples — 9.0%
1,499,939	Brown-Forman Corp. - Class B	103,450,793
1,820,775	Lamb Weston Holdings, Inc.	141,073,647
1,914,948	Post Holdings, Inc.*	202,448,302
		446,972,742
Shares		Market Value

	Health Care — 6.6%
798,681	Haemonetics Corp.*	$ 88,661,578
2,470,972	Perrigo Co. PLC	100,000,237
737,180	STERIS PLC	140,418,046
		329,079,861
	Real Estate — 2.5%
3,792,102	STORE Capital Corp. REIT	127,035,417
	Total Common Stocks	$4,738,750,927
	Short-Term Investment Fund — 5.1%
253,030,610	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	253,030,610
	Total Investment Securities—100.0% (Cost $3,833,717,659)	$4,991,781,537
	Liabilities in Excess of Other Assets — (0.0%)	(981,779)
	Net Assets — 100.0%	$4,990,799,758
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,738,750,927	$—	$—	$4,738,750,927
Short-Term Investment Fund	253,030,610	—	—	253,030,610
Total	$4,991,781,537	$—	$—	$4,991,781,537
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Financials — 16.0%
253,250	American International Group, Inc.	$ 11,702,683
74,941	Ameriprise Financial, Inc.	17,420,035
377,455	Arch Capital Group Ltd.*	14,482,948
309,903	Chimera Investment Corp. REIT	3,935,768
189,752	Hartford Financial Services Group, Inc. (The)	12,673,536
58,779	M&T Bank Corp.	8,911,484
266,155	PacWest Bancorp	10,153,813
165,178	Pinnacle Financial Partners, Inc.	14,644,682
147,405	Reinsurance Group of America, Inc.	18,580,400
65,599	Signature Bank	14,831,934
511,984	Sterling Bancorp.	11,785,872
		139,123,155
	Industrials — 13.2%
187,760	AerCap Holdings N.V. (Ireland)*	11,029,022
184,534	Clean Harbors, Inc. *	15,511,928
99,451	Dover Corp.	13,637,716
186,147	Hexcel Corp.	10,424,232
27,100	Huntington Ingalls Industries, Inc.	5,578,535
34,520	Parker-Hannifin Corp.	10,888,643
151,148	Regal-Beloit Corp.	21,565,797
55,489	Snap-on, Inc.	12,803,532
166,543	Westinghouse Air Brake Technologies Corp.	13,183,544
		114,622,949
	Consumer Staples — 12.2%
42,585	Constellation Brands, Inc. - Class A	9,709,380
237,207	Darling Ingredients, Inc.*	17,453,691
203,890	Hain Celestial Group, Inc. (The)*	8,889,604
207,439	Ingredion, Inc.	18,652,915
128,722	Lamb Weston Holdings, Inc.	9,973,380
357,453	TreeHouse Foods, Inc.*	18,673,345
296,514	Tyson Foods, Inc. - Class A	22,030,990
		105,383,305
	Consumer Discretionary — 11.6%
7,098	AutoZone, Inc.*	9,967,721
306,480	BorgWarner, Inc.	14,208,413
83,880	Carter's, Inc.	7,459,448
136,444	Columbia Sportswear Co.	14,412,580
33,229	Dollar General Corp.	6,732,860
124,528	Dollar Tree, Inc.*	14,253,475
107,108	Hasbro, Inc.	10,295,221
544,568	LKQ Corp.*	23,051,564
		100,381,282
	Health Care — 10.3%
52,908	AmerisourceBergen Corp.	6,246,848
344,871	Centene Corp.*	22,040,706
35,488	Charles River Laboratories International, Inc.*	10,285,487
176,469	Encompass Health Corp.	14,452,811
313,823	Envista Holdings Corp.*	12,803,978
50,006	Laboratory Corp. of America Holdings*	12,753,030
65,168	Zimmer Biomet Holdings, Inc.	10,432,093
		89,014,953
	Utilities — 10.2%
701,034	CenterPoint Energy, Inc.	15,878,420
101,945	DTE Energy Co.	13,572,957
177,712	Entergy Corp.	17,677,013
218,085	Evergy, Inc.	12,982,600
496,176	NiSource, Inc.	11,962,803
Shares		Market Value

	Utilities — (Continued)
88,718	Pinnacle West Capital Corp.	$ 7,217,209
126,787	Spire, Inc.	9,368,292
		88,659,294
	Information Technology — 7.1%
128,224	Akamai Technologies, Inc.*	13,066,026
112,269	Leidos Holdings, Inc.	10,809,259
83,792	PTC, Inc.*	11,533,969
83,052	Qorvo, Inc.*	15,173,600
451,024	Rackspace Technology, Inc.*	10,725,351
		61,308,205
	Real Estate — 6.6%
87,105	Alexandria Real Estate Equities, Inc. REIT	14,311,351
230,022	American Campus Communities, Inc. REIT	9,930,050
76,782	Boston Properties, Inc. REIT	7,774,945
55,489	Digital Realty Trust, Inc. REIT	7,815,071
39,909	Essex Property Trust, Inc. REIT	10,848,863
405,523	Host Hotels & Resorts, Inc. REIT	6,833,063
		57,513,343
	Materials — 6.1%
240,991	Berry Global Group, Inc.*	14,796,848
100,977	FMC Corp.	11,169,066
557,473	Livent Corp.*	9,655,432
193,889	Olin Corp.	7,361,965
391,650	Valvoline, Inc.	10,210,316
		53,193,627
	Energy — 3.7%
120,657	Cimarex Energy Co.	7,165,819
97,107	Pioneer Natural Resources	15,422,534
127,109	Valero Energy Corp.	9,101,004
		31,689,357
	Total Common Stocks	$840,889,470
	Short-Term Investment Fund — 1.3%
11,229,147	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	11,229,147
	Total Investment Securities—98.3% (Cost $610,389,169)	$852,118,617
	Other Assets in Excess of Liabilities — 1.7%	14,984,525
	Net Assets — 100.0%	$867,103,142
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$840,889,470	$—	$—	$840,889,470
Short-Term Investment Fund	11,229,147	—	—	11,229,147
Total	$852,118,617	$—	$—	$852,118,617
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Information Technology — 33.6%
490,762	Atlassian Corp. PLC - Class A*	$ 103,432,999
265,673	Coupa Software, Inc.*	67,608,465
404,076	Intuit, Inc.	154,785,353
538,165	ServiceNow, Inc.*	269,141,698
84,462	Shopify, Inc. (Canada) - Class A*	93,457,203
370,406	Snowflake, Inc. - Class A*	84,926,688
1,557,419	Square, Inc. - Class A*	353,611,984
673,562	Twilio, Inc. - Class A*	229,522,987
1,521,169	Visa, Inc. - Class A	322,077,112
		1,678,564,489
	Communication Services — 33.1%
208,389	Charter Communications, Inc. - Class A*	128,580,181
679,262	Facebook, Inc. - Class A*	200,063,037
1,704,176	Match Group, Inc.*	234,119,699
715,393	Netflix, Inc.*	373,191,912
2,155,887	Sea Ltd. (Taiwan) ADR*	481,258,655
3,143,202	Warner Music Group Corp. - Class A	107,906,125
976,541	Zillow Group, Inc. - Class C*	126,598,775
		1,651,718,384
	Health Care — 11.6%
308,532	Align Technology, Inc.*	167,079,334
220,391	DexCom, Inc.*	79,206,321
936,953	Edwards Lifesciences Corp.*	78,366,749
276,186	Illumina, Inc.*	106,071,995
656,760	Sarepta Therapeutics, Inc.*	48,948,323
627,435	Zoetis, Inc.	98,808,464
		578,481,186
	Consumer Discretionary — 10.1%
287,150	Airbnb, Inc. - Class A*	53,966,971
64,677	Amazon.com, Inc.*	200,115,812
366,521	DoorDash, Inc. - Class A*†	48,061,899
370,942	Fiverr International Ltd. (Israel)*	80,561,183
1,287,141	Floor & Decor Holdings, Inc. - Class A*	122,896,223
		505,602,088
	Industrials — 7.3%
156,183	CoStar Group, Inc.*	128,365,246
4,375,078	Uber Technologies, Inc.*	238,485,502
		366,850,748
Shares		Market Value

	Consumer Staples — 1.3%
1,786,912	Grocery Outlet Holding Corp.*	$ 65,919,184
	Total Common Stocks	$4,847,136,079
	Short-Term Investment Funds — 3.9%
150,022,004	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	150,022,004
43,620,534	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	43,620,534
	Total Short-Term Investment Funds	$193,642,538
	Total Investment Securities—100.9% (Cost $2,544,070,210)	$5,040,778,617
	Liabilities in Excess of Other Assets — (0.9%)	(43,629,842)
	Net Assets — 100.0%	$4,997,148,775
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $42,931,700.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,847,136,079	$—	$—	$4,847,136,079
Short-Term Investment Funds	193,642,538	—	—	193,642,538
Total	$5,040,778,617	$—	$—	$5,040,778,617
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 94.7%
	Industrials — 25.7%
32,679	Armstrong World Industries, Inc.	$ 2,944,051
19,634	GATX Corp.	1,820,857
46,526	Kaman Corp.	2,386,319
37,014	Landstar System, Inc.	6,109,531
26,459	ManTech International Corp. - Class A	2,300,610
32,135	Masonite International Corp. *	3,703,237
44,216	Matson, Inc.	2,949,207
11,618	UniFirst Corp.	2,599,063
		24,812,875
	Consumer Discretionary — 18.1%
16,656	Churchill Downs, Inc.	3,787,907
3,502	Graham Holdings Co. - Class B	1,969,665
58,686	Penske Automotive Group, Inc.	4,708,965
190,375	Tempur Sealy International, Inc.	6,960,110
		17,426,647
	Financials — 14.7%
66,701	Atlantic Union Bankshares Corp.	2,558,650
85,035	Cannae Holdings, Inc.*	3,369,087
78,325	Moelis & Co. - Class A	4,298,476
3,562	White Mountains Insurance Group Ltd.	3,971,274
		14,197,487
	Materials — 10.7%
93,478	GCP Applied Technologies, Inc.*	2,293,950
50,940	Ingevity Corp.*	3,847,498
9,542	NewMarket Corp.	3,627,487
39,535	Tredegar Corp.	593,420
		10,362,355
	Real Estate — 7.6%
114,975	Alexander & Baldwin, Inc. REIT	1,930,430
64,092	First Industrial Realty Trust, Inc. REIT	2,934,773
58,796	STORE Capital Corp. REIT	1,969,666
30,538	Tejon Ranch Co.*	511,206
		7,346,075
	Health Care — 6.4%
20,032	Bruker Corp.	1,287,657
23,580	Haemonetics Corp.*	2,617,616
31,288	LivaNova PLC*	2,306,864
		6,212,137
Shares		Market Value

	Information Technology — 5.7%
74,383	ACI Worldwide, Inc.*	$ 2,830,273
25,580	Qualys, Inc.*	2,680,273
		5,510,546
	Consumer Staples — 4.4%
32,104	Energizer Holdings, Inc.	1,523,656
27,590	PriceSmart, Inc.	2,669,332
		4,192,988
	Energy — 1.4%
40,812	Dril-Quip, Inc. *	1,356,183
	Total Common Stocks	$91,417,293
	Short-Term Investment Fund — 5.4%
5,179,211	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	5,179,211
	Total Investment Securities—100.1% (Cost $63,858,359)	$96,596,504
	Liabilities in Excess of Other Assets — (0.1%)	(119,129)
	Net Assets — 100.0%	$96,477,375
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$91,417,293	$—	$—	$91,417,293
Short-Term Investment Fund	5,179,211	—	—	5,179,211
Total	$96,596,504	$—	$—	$96,596,504
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.2%
	Financials — 23.0%
35,615	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	$ 1,361,205
39,919	BankUnited, Inc.	1,754,440
3,150	Blackstone Mortgage Trust, Inc. - Class A REIT	97,650
29,119	Chimera Investment Corp. REIT	369,811
24,373	Dynex Capital, Inc. REIT	461,381
117,691	FNB Corp.	1,494,676
9,322	Hanover Insurance Group, Inc. (The)	1,206,826
8,275	Kemper Corp.	659,683
100,601	MGIC Investment Corp.	1,393,324
26,784	PacWest Bancorp	1,021,810
21,831	Pinnacle Financial Partners, Inc.	1,935,536
72,770	Sterling Bancorp.	1,675,165
73,418	Umpqua Holdings Corp.	1,288,486
27,096	Univest Financial Corp.	774,675
18,159	Western Alliance Bancorp	1,714,936
		17,209,604
	Industrials — 22.3%
18,388	Altra Industrial Motion Corp.	1,017,224
14,927	BWX Technologies, Inc.	984,286
3,389	CACI International, Inc. - Class A*	835,931
13,718	CIRCOR International, Inc. *	477,661
13,606	Clean Harbors, Inc. *	1,143,720
4,806	EMCOR Group, Inc.	539,041
20,092	Enerpac Tool Group Corp.	524,803
8,942	EnPro Industries, Inc.	762,484
31,421	Harsco Corp.*	538,870
13,108	Hexcel Corp.	734,048
8,707	Hillenbrand, Inc.	415,411
14,337	Huron Consulting Group, Inc.*	722,298
14,868	ITT, Inc.	1,351,650
16,110	Kelly Services, Inc. - Class A	358,770
19,729	Korn/Ferry International	1,230,498
9,794	Masonite International Corp. *	1,128,661
10,601	Regal-Beloit Corp.	1,512,551
11,246	Rexnord Corp.	529,574
6,708	SPX FLOW, Inc.	424,818
8,832	Standex International Corp.	844,074
47,678	Team, Inc.*	549,727
		16,626,100
	Consumer Staples — 8.5%
11,446	Cal-Maine Foods, Inc.*	439,755
8,968	Energizer Holdings, Inc.	425,621
8,637	Hain Celestial Group, Inc. (The)*	376,573
49,016	Hostess Brands, Inc.*	702,890
13,795	Ingredion, Inc.	1,240,446
8,738	MGP Ingredients, Inc.	516,853
4,448	Sanderson Farms, Inc.	692,909
5,415	Spectrum Brands Holdings, Inc.	460,275
28,623	TreeHouse Foods, Inc.*	1,495,266
		6,350,588
	Materials — 8.0%
10,038	Cabot Corp.	526,393
6,835	Ingevity Corp.*	516,248
5,802	Innospec, Inc.	595,807
42,494	Livent Corp.*	735,996
49,285	O-I Glass, Inc.	726,461
16,790	Olin Corp.	637,516
12,549	Silgan Holdings, Inc.	527,434
Shares		Market Value

	Materials — (Continued)
29,994	Valvoline, Inc.	$ 781,944
15,452	WR Grace & Co.	924,957
		5,972,756
	Consumer Discretionary — 7.9%
28,260	American Eagle Outfitters, Inc.	826,322
13,059	Callaway Golf Co.	349,328
4,150	Carter's, Inc.	369,060
31,419	Goodyear Tire & Rubber Co. (The)*	552,032
9,231	Murphy USA, Inc.	1,334,433
6,980	Oxford Industries, Inc.	610,192
14,596	Steven Madden Ltd.	543,847
3,360	Texas Roadhouse, Inc.	322,358
11,284	Urban Outfitters, Inc.*	419,652
17,414	Vista Outdoor, Inc.*	558,467
		5,885,691
	Information Technology — 7.2%
6,022	Belden, Inc.	267,196
7,701	ExlService Holdings, Inc.*	694,322
84,277	Harmonic, Inc.*	660,732
10,163	MACOM Technology Solutions Holdings, Inc.*	589,657
34,822	Rackspace Technology, Inc.*†	828,067
6,187	Rogers Corp.*	1,164,456
72,850	Viavi Solutions, Inc.*	1,143,745
		5,348,175
	Utilities — 5.9%
11,371	Black Hills Corp.	759,242
9,151	IDACORP, Inc.	914,826
44,722	Portland General Electric Co.	2,122,953
8,269	Spire, Inc.	610,996
		4,408,017
	Health Care — 4.7%
26,891	Envista Holdings Corp.*	1,097,153
12,357	Integra LifeSciences Holdings Corp.*	853,745
9,470	NuVasive, Inc.*	620,853
21,029	Prestige Consumer Healthcare, Inc.*	926,958
		3,498,709
	Real Estate — 4.4%
16,210	American Campus Communities, Inc. REIT	699,786
41,706	Columbia Property Trust, Inc. REIT	713,173
18,832	Corporate Office Properties Trust REIT	495,846
40,633	Lexington Realty Trust REIT	451,433
96,596	Newmark Group, Inc. - Class A	966,443
		3,326,681
	Energy — 3.2%
26,237	Cactus, Inc. - Class A	803,377
6,236	DMC Global, Inc.	338,365
17,907	Helmerich & Payne, Inc.	482,773
18,489	PDC Energy, Inc.*	636,022
23,988	Select Energy Services, Inc. - Class A*	119,460
		2,379,997
	Communication Services — 2.1%
6,780	Cogent Communications Holdings, Inc.	466,193
57,151	TEGNA, Inc.	1,076,153
		1,542,346
	Total Common Stocks	$72,548,664
	Exchange-Traded Fund — 1.5%
6,910	iShares Russell 2000 Value ETF	1,101,937

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.8%
555,358	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 555,358
827,352	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	827,352
	Total Short-Term Investment Funds	$1,382,710
	Total Investment Securities—100.5% (Cost $54,687,440)	$75,033,311
	Liabilities in Excess of Other Assets — (0.5%)	(378,076)
	Net Assets — 100.0%	$74,655,235
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $819,768.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$72,548,664	$—	$—	$72,548,664
Exchange-Traded Fund	1,101,937	—	—	1,101,937
Short-Term Investment Funds	1,382,710	—	—	1,382,710
Total	$75,033,311	$—	$—	$75,033,311
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7%
$ 712,853	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 0.814%, 4/25/35(A)	$ 712,961
1,298,840	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 0.784%, 10/25/35(A)	1,297,594
7,250,000	AGL CLO 6 Ltd. (Cayman Islands), Ser 2020-6A, Class A1, 144a, (3M LIBOR +1.950%), 2.174%, 7/20/31(A)	7,276,064
3,640,000	American Credit Acceptance Receivables Trust, 144a, 3.170%, 6/12/25	3,688,031
1,975,557	American Credit Acceptance Receivables Trust, Ser 2018-1, Class D, 144a, 3.930%, 4/10/24	1,998,147
21,723	American Credit Acceptance Receivables Trust, Ser 2018-2, Class C, 144a, 3.700%, 7/10/24	21,741
1,842,919	American Credit Acceptance Receivables Trust, Ser 2019-3, Class B, 144a, 2.590%, 8/14/23	1,846,844
4,672,915	American Credit Acceptance Receivables Trust, Ser 2020-3, Class A, 144a, 0.620%, 10/13/23	4,677,133
6,502,566	American Credit Acceptance Receivables Trust, Ser 2020-4, Class A, 144a, 0.530%, 3/13/24	6,505,759
5,102,080	American Credit Acceptance Receivables Trust, Ser 2021-1, Class A, 144a, 0.350%, 5/13/24	5,102,495
3,725,000	AmeriCredit Automobile Receivables Trust, Ser 2016-4, Class D, 2.740%, 12/8/22	3,739,581
5,812,000	AmeriCredit Automobile Receivables Trust, Ser 2017-2, Class D, 3.420%, 4/18/23	5,935,815
11,546,493	AmeriCredit Automobile Receivables Trust, Ser 2017-3, Class C, 2.690%, 6/19/23	11,655,503
1,068,230	AmeriCredit Automobile Receivables Trust, Ser 2017-4, Class B, 2.360%, 12/19/22	1,070,431
3,000,000	Avery Point IV CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.600%), 1.818%, 4/25/26(A)	3,000,942
970,612	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620%, 2/15/24	977,886
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.908%, 2/16/37(A)	6,044,240
9,830,049	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.156%, 9/15/35(A)	9,833,044
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020%, 6/9/30	7,613,468
4,213,395	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 1.024%, 1/20/28(A)	4,208,419
4,232,997	CPS Auto Receivables Trust, Ser 2018-D, Class C, 144a, 3.830%, 9/15/23	4,278,947
2,345,000	CPS Auto Receivables Trust, Ser 2019-A, Class C, 144a, 3.890%, 12/16/24	2,386,777
2,627,985	CPS Auto Receivables Trust, Ser 2019-C, Class B, 144a, 2.630%, 8/15/23	2,640,219
7,425,686	CPS Auto Receivables Trust, Ser 2020-C, Class A, 144a, 0.630%, 3/15/24	7,433,520
4,256,049	CPS Auto Trust, Ser 2016-D, Class D, 144a, 4.530%, 1/17/23	4,287,740
3,408,908	Crossroads Asset Trust, Ser 2021-A, Class A1, 144a, 0.374%, 12/20/21	3,409,136
5,090,000	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	5,089,298
4,555,000	Dell Equipment Finance Trust, Ser 2018-1, Class D, 144a, 3.850%, 6/24/24	4,573,612
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 12,532,400	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 1.468%, 7/25/47(A)	$ 12,531,648
3,366,417	Drive Auto Receivables Trust, Ser 2016-CA, Class D, 144a, 4.180%, 3/15/24	3,380,460
3,683,585	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530%, 12/15/23	3,732,452
11,381,019	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300%, 7/15/24	11,440,530
8,553,532	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	8,763,046
5,116,331	DT Auto Owner Trust, Ser 2017-2A, Class E, 144a, 6.030%, 1/15/24	5,173,690
538,569	DT Auto Owner Trust, Ser 2017-3A, Class D, 144a, 3.580%, 5/15/23	539,670
5,678,632	DT Auto Owner Trust, Ser 2018-1A, Class D, 144a, 3.810%, 12/15/23	5,734,173
62,955	DT Auto Owner Trust, Ser 2018-2A, Class C, 144a, 3.670%, 3/15/24	63,033
3,028,222	DT Auto Owner Trust, Ser 2018-3A, Class C, 144a, 3.790%, 7/15/24	3,051,756
7,907,000	DT Auto Owner Trust, Ser 2019-1A, Class C, 144a, 3.610%, 11/15/24	8,003,813
2,724,935	DT Auto Owner Trust, Ser 2020-2A, Class A, 144a, 1.140%, 1/16/24	2,734,867
5,453,024	DT Auto Owner Trust, Ser 2020-3A, Class A, 144a, 0.540%, 4/15/24	5,459,777
3,335,675	DT Auto Owner Trust, Ser 2021-1A, Class A, 144a, 0.350%, 1/15/25	3,335,823
124,427	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	124,505
3,074,239	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	3,136,405
2,077,052	Exeter Automobile Receivables Trust, Ser 2018-4A, Class C, 144a, 3.970%, 9/15/23	2,094,939
2,339,845	Exeter Automobile Receivables Trust, Ser 2020-2A, Class A, 144a, 1.130%, 8/15/23	2,344,834
7,229,880	Exeter Automobile Receivables Trust, Ser 2020-3A, Class A2, 0.460%, 10/17/22	7,232,049
951,142	First Frankin Mortgage Loan Trust, Ser 2006-FF3, Class A2B, (1M LIBOR +0.400%), 0.509%, 2/25/36(A)	950,592
4,181,155	Flagship Credit Auto Trust, 144a, 2.910%, 9/15/23	4,215,413
4,739,565	Flagship Credit Auto Trust, Ser 2016-3, Class D, 144a, 3.890%, 11/15/22	4,787,466
4,972,993	Flagship Credit Auto Trust, Ser 2016-4, Class D, 144a, 3.890%, 11/15/22	5,032,165
3,670,788	Flagship Credit Auto Trust, Ser 2017-1, Class D, 144a, 4.230%, 5/15/23	3,728,513
1,016,211	Flagship Credit Auto Trust, Ser 2018-2, Class B, 144a, 3.560%, 5/15/23	1,023,502
1,125,000	Flagship Credit Auto Trust, Ser 2018-3, Class B, 144a, 3.590%, 12/16/24	1,137,479
383,934	Flagship Credit Auto Trust, Ser 2018-4, Class A, 144a, 3.410%, 5/15/23	385,794
3,580,573	Flagship Credit Auto Trust, Ser 2019-3, Class A, 144a, 2.330%, 2/15/24	3,617,010
2,075,413	Flatiron CLO Ltd. (Cayman Islands), Ser 2015-1A, Class AR, 144a, (3M LIBOR +0.890%), 1.131%, 4/15/27(A)	2,075,575
4,165,538	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	4,158,699
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	170,360

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 26,556	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370%, 1/17/23	$ 26,585
712,727	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	715,217
1,796,337	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	1,807,162
2,516,270	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470%, 11/15/23	2,537,034
2,412,277	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170%, 2/15/24	2,432,360
4,159,710	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class A, 144a, 0.520%, 2/15/24	4,161,408
2,475,515	GLS Auto Receivables Trust, Ser 2018-3A, Class B, 144a, 3.780%, 8/15/23	2,505,552
2,221,091	Grand Avenue CRE, Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 1.226%, 6/15/37(A)	2,221,108
1,341,559	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 1.069%, 8/25/35(A)	1,342,448
695,173	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 0.754%, 2/25/36(A)	694,474
3,174,983	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 1.023%, 1/18/28(A)	3,171,542
465,629	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250%, 12/15/45	477,901
2,521,378	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 144a, 2.750%, 11/25/58(A)(B)	2,549,220
271,145	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.800%), 0.909%, 10/25/35(A)	271,023
6,550,000	NMEF Funding LLC, Ser 2021-A, Class A1, 144a, 0.341%, 3/15/22	6,542,984
2,126,129	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 1.094%, 11/15/26(A)	2,126,707
3,967,571	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 1.274%, 4/20/27(A)	3,968,226
5,955,736	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 1.032%, 8/20/27(A)	5,956,635
4,275,968	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 0.982%, 2/20/28(A)	4,273,266
849,000	Progress Residential Trust, 144a, 3.017%, 8/17/34	854,088
2,500,000	Progress Residential Trust, 144a, 3.841%, 8/17/35	2,511,995
14,097,609	Progress Residential Trust, Ser 2017-SFR1, Class A, 144a, 2.768%, 8/17/34	14,183,677
1,850,000	Progress Residential Trust, Ser 2017-SFR1, Class C, 144a, 3.316%, 8/17/34	1,862,096
11,480,313	Progress Residential Trust, Ser 2018-SFR3, Class A, 144a, 3.880%, 10/17/35	11,643,832
512,202	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 0.619%, 11/25/36(A)	511,845
5,373,389	RAMP Series Trust, Ser 2006-NC3, Class A3, (1M LIBOR +0.540%), 0.649%, 3/25/36(A)	5,357,516
2,640,756	RAMP Series Trust, Ser 2006-RZ5, Class A3, (1M LIBOR +0.250%), 0.359%, 8/25/46(A)	2,636,497
3,863,000	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 1.069%, 5/25/35(A)	3,838,645
8,711,385	Santander Consumer Auto Receivables Trust, Ser 2020-BA, Class A2, 144a, 0.380%, 2/15/23	8,715,022
9,300,000	Santander Drive Auto Receivables Trust, Ser 2017-1, Class E, 144a, 5.050%, 7/15/24	9,358,856
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970%, 1/15/25	$ 5,033,914
2,732,000	Santander Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.320%, 3/15/24	2,781,652
5,609,930	Santander Drive Auto Receivables Trust, Ser 2020-3, Class A2, 0.460%, 9/15/23	5,612,976
1,383,550	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630%, 10/20/33	1,388,897
710,445	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	733,799
1,401,396	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 0.829%, 2/25/35(A)	1,406,817
5,819,294	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.184%, 7/14/26(A)	5,819,533
3,750,000	TICP CLO I Ltd. (Cayman Islands), Ser 2015-1A, Class BR, 144a, (3M LIBOR +1.300%), 1.524%, 7/20/27(A)	3,739,102
100,071	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	100,705
3,645,588	Towd Point Mortgage Trust, 144a, 2.250%, 4/25/56(A)(B)	3,672,557
210,293	Towd Point Mortgage Trust, Ser 2015-3, Class A1B, 144a, 3.000%, 3/25/54(A)(B)	210,233
119,423	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	119,423
5,000,000	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	5,079,704
9,241,895	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	9,399,452
7,948,301	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 0.709%, 2/25/57(A)	7,948,300
861,028	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000%, 10/25/58(A)(B)	860,859
4,782,846	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.109%, 10/25/48(A)	4,818,556
3,246,474	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	3,324,016
657,635	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750%, 11/25/58(A)(B)	658,261
7,116,043	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000%, 11/25/59(A)(B)	7,194,307
2,500,000	United Auto Credit Securitization Trust, Ser 2018-2, Class E, 144a, 5.260%, 5/10/23	2,501,785
1,922,749	United Auto Credit Securitization Trust, Ser 2020-1, Class A, 144a, 0.850%, 5/10/22	1,923,560
417,977	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	418,433
8,315,243	Westlake Automobile Receivables Trust, 144a, 3.610%, 10/16/23	8,366,742
3,255,000	Westlake Automobile Receivables Trust, 144a, 4.000%, 10/16/23	3,340,573
7,410,000	Westlake Automobile Receivables Trust, Ser 2018-1A, Class E, 144a, 4.530%, 5/15/23	7,511,567
80,112	Westlake Automobile Receivables Trust, Ser 2018-2A, Class C, 144a, 3.500%, 1/16/24	80,210
3,415,000	Westlake Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.000%, 1/16/24	3,459,088

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 11,320,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class C, 144a, 3.450%, 3/15/24	$ 11,481,425
9,425,000	Westlake Automobile Receivables Trust, Ser 2020-3A, Class A2, 144a, 0.560%, 5/15/24	9,439,172
	Total Asset-Backed Securities	$469,145,924
	Corporate Bonds — 26.2%
	Utilities — 7.2%
5,000,000	Atmos Energy Corp., 0.565%, 3/9/23(A)	5,000,545
8,000,000	CenterPoint Energy Resources Corp., 0.684%, 3/2/23(A)	8,002,272
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 0.714%, 9/15/23(A)	7,234,340
6,000,000	Florida Power & Light Co., (3M LIBOR +0.380%), 0.599%, 7/28/23(A)	6,000,130
10,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.270%), 0.452%, 2/22/23(A)	10,001,543
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 0.740%, 8/28/21(A)	1,192,351
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,521,434
15,000,000	ONE Gas, Inc., 0.787%, 3/11/23(A)	15,000,225
7,000,000	Pacific Gas & Electric Co., (1M LIBOR +1.200%), 1.573%, 11/15/21(A)	7,013,381
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,511,354
7,000,000	Southern California Edison Co., (3M LIBOR +0.270%), 0.454%, 12/3/21(A)	7,003,695
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 0.534%, 9/14/23(A)	3,000,402
		79,481,672
	Financials — 5.5%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,669,229
2,000,000	Credit Agricole Corporate and Investment Bank (France), (3M LIBOR +0.480%), 0.662%, 9/17/21(A)	2,004,344
7,200,000	Fifth Third Bancorp, 3.650%, 1/25/24	7,756,830
4,000,000	FNB Corp., 2.200%, 2/24/23	4,077,915
2,000,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	2,005,273
5,910,000	Intercontinental Exchange, Inc., (3M LIBOR +0.650%), 0.834%, 6/15/23(A)	5,919,839
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), (1 Year CMT Rate +0.680%), 0.848%, 9/15/24	3,803,678
7,000,000	National Bank of Canada (Canada), (1 Year CMT Rate +0.770%), 0.900%, 8/15/23	7,031,798
10,233,000	Societe Generale SA (France), 144a, 5.200%, 4/15/21	10,247,009
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,807,071
4,000,000	UBS Group AG (Switzerland), 144a, (1 Year CMT Rate +0.830%), 1.008%, 7/30/24	4,023,076
1,700,000	Wells Fargo & Co., (3M LIBOR +1.025%), 1.240%, 7/26/21(A)	1,704,978
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,604,254
		60,655,294
	Information Technology — 2.5%
7,800,000	Hewlett Packard Enterprise Co., 1.450%, 4/1/24	7,928,442
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 0.594%, 5/13/21(A)	9,504,156
10,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	9,983,400
		27,415,998
	Health Care — 2.0%
11,500,000	AbbVie, Inc., 3.450%, 3/15/22	11,765,017
Principal Amount		Market Value

	Health Care — (Continued)
$ 7,225,000	Dignity Health, 3.125%, 11/1/22	$ 7,468,718
2,500,000	Upjohn, Inc., 144a, 1.125%, 6/22/22	2,513,517
		21,747,252
	Consumer Staples — 1.9%
6,700,000	7-Eleven, Inc., 144a, 0.645%, 8/10/22(A)	6,706,873
3,925,000	General Mills, Inc., (3M LIBOR +0.600%), 0.763%, 4/16/21(A)	3,925,532
2,800,000	Mondelez International, Inc., 0.625%, 7/1/22	2,808,404
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,476,546
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 0.750%, 6/24/22(A)	1,578,825
		20,496,180
	Industrials — 1.6%
5,000,000	CNH Industrial Capital LLC, 4.875%, 4/1/21	5,000,000
12,500,000	Otis Worldwide Corp., (3M LIBOR +0.650%), 0.644%, 4/5/23(A)	12,500,651
		17,500,651
	Consumer Discretionary — 1.5%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,524,274
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,956,116
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,566,158
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,996,158
		16,042,706
	Real Estate — 1.3%
5,800,000	SBA Tower Trust REIT, 144a, 3.722%, 4/11/23	5,901,247
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 1.174%, 8/16/21(A)	8,300,226
		14,201,473
	Energy — 1.2%
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	5,381,834
8,450,000	Shell International Finance BV (Netherlands), 0.375%, 9/15/23	8,451,397
		13,833,231
	Materials — 1.1%
7,000,000	LYB International Finance III LLC, (3M LIBOR +1.000%), 1.202%, 10/1/23(A)	7,020,505
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	5,127,721
		12,148,226
	Communication Services — 0.4%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,064,068
	Total Corporate Bonds	$287,586,751
	Commercial Mortgage-Backed Securities — 17.8%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.556%, 9/15/32(A)	4,775,917
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.356%, 7/15/35(A)	8,139,950
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.056%, 2/15/29(A)	8,899,993
6,464,065	BX Commercial Mortgage Trust, Ser 2018-IND, Class A, 144a, (1M LIBOR +0.750%), 0.856%, 11/15/35(A)	6,464,064
7,058,537	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.970%), 1.026%, 10/15/36(A)	7,062,965

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.8% (Continued)
$ 7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 0.956%, 11/15/34(A)	$ 7,101,593
1,393,449	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	1,430,193
2,100,000	CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Class C, 144a, 3.584%, 3/13/35(A)(B)	2,195,303
2,987,137	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	3,041,181
3,624,499	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	3,623,957
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 12/15/36(A)(B)(C)	54,157
951,619	COMM Mortgage Trust, Ser 2012-LC4, Class A4, 3.288%, 12/10/44	961,022
66,166	COMM Mortgage Trust, Ser 2014-LC17, Class A2, 3.164%, 10/10/47	66,131
35,158,694	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.071%, 6/10/47(A)(B)(C)	993,223
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 0.856%, 7/15/32(A)	2,669,743
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.056%, 12/15/30(A)	6,038,446
306,156	DBRR Trust, Ser 2011-LC2, Class A4A, 144a, 4.537%, 7/12/44(A)(B)	306,093
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	1,693,388
15,744,710	GS Mortgage Securities Trust, 3.482%, 1/10/45	15,884,346
7,353,648	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 0.956%, 10/15/32(A)	7,279,386
350,235	JP Morgan Chase Commercial Mortgage Securities Trust, 144a, 1.407%, 6/15/45(A)	350,707
10,041,906	JP Morgan Chase Commercial Mortgage Securities Trust, 3.483%, 6/15/45	10,172,241
3,961,907	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	3,960,083
13,700,000	LCCM Mortgage Trust, 144a, 3.388%, 5/15/31	13,689,351
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.675%, 8/15/45(A)(B)	4,846,829
3,694,362	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	3,740,658
10,073,000	Morgan Stanley Capital I Trust, 144a, 3.350%, 7/13/29	10,072,032
600,000	Morgan Stanley Capital I Trust, 144a, 3.401%, 7/13/29(A)(B)	599,931
186,189	Morgan Stanley Capital I Trust, Ser 2007-IQ15, Class B, 144a, 6.163%, 6/11/49(A)(B)	185,831
1,995,117	Morgan Stanley Capital I Trust, Ser 2012-C4, Class A4, 3.244%, 3/15/45	2,022,175
700,000	Morgan Stanley Capital I Trust, Ser 2014-CPT, Class B, 144a, 3.446%, 7/13/29(A)(B)	699,920
2,100,000	Morgan Stanley Capital I Trust, Ser 2014-CPT, Class D, 144a, 3.446%, 7/13/29(A)(B)	2,099,730
8,425,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class B, 144a, (1M LIBOR +0.850%), 0.956%, 11/15/34(A)	8,427,657
8,328,881	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 0.956%, 8/15/33(A)	8,308,105
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 17.8% (Continued)
$ 4,646,726	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.109%, 3/25/34(A)	$ 4,609,605
1,252,526	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,287,895
1,960,574	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	1,964,081
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 1.004%, 11/11/34(A)	3,438,804
11,881,143	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.128%, 1/10/45(A)(B)(C)	33,133
3,250,000	WFRBS Commercial Mortgage Trust, Ser 2011-C3, Class B, 144a, 4.740%, 3/15/44	3,244,999
12,139,274	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 1.308%, 6/15/45(A)	12,115,161
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.391%, 3/15/48(A)(B)	10,146,852
456,223	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	458,087
	Total Commercial Mortgage-Backed Securities	$195,154,918
	Commercial Paper — 5.9%
11,500,000	AT&T, Inc., 0.422%, 12/15/21(D)	11,474,434
5,450,000	BAT International Finance PLC, 0.330%, 4/26/21(D)	5,449,311
10,000,000	Intercontinental Exchange, Inc., 0.120%, 4/1/21(D)	9,999,930
2,900,000	Liberty Utilities Co., 0.110%, 4/5/21(D)	2,899,940
7,000,000	Marathon Petroleum Corp., 0.270%, 5/10/21(D)	6,998,312
3,400,000	Motiva Enterprises LLC, 0.500%, 5/3/21(D)	3,399,361
10,000,000	PPL Electric Utilities Corp., 0.150%, 4/1/21(D)	9,999,958
15,000,000	Suncor Energy, Inc., 0.280%, 4/8/21(D)	14,999,497
	Total Commercial Paper	$65,220,743
	Non-Agency Collateralized Mortgage Obligations — 2.4%
1,167,985	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.215%, 4/25/33(A)(B)††	1,224,199
184,426	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.011%, 4/25/34(A)(B)††	184,595
140,790	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	143,171
6,940,665	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	6,942,413
18,141	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	18,169
2,026,335	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.823%, 10/25/33(A)(B)	2,144,672
75,350	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.749%, 6/25/36(A)(B)	63,773
61,592	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.056%, 12/25/34(A)(B)	62,762
17,748	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.905%, 12/25/32(A)	17,660
824,928	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 0.799%, 11/25/35(A)	823,959
1,151,913	Provident Funding Mortgage Trust, 144a, 3.000%, 12/25/49(A)(B)	1,155,100
1,461,614	Provident Funding Mortgage Trust, Ser 2020-1, Class A3, 144a, 3.000%, 2/25/50(A)(B)	1,466,385

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 2.4% (Continued)
$ 548,164	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.379%, 2/25/37(A)(B)	$ 484,146
11,575,329	Towd Point HE Trust 2021- HE1, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	11,570,161
	Total Non-Agency Collateralized Mortgage Obligations	$26,301,165
	U.S. Government Agency Obligations — 2.0%
2,372	Small Business Administration Participation Certificates, 6.140%, 1/1/22	2,415
7,100	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	7,330
71,024	Small Business Administration Pools, (Prime Rate -2.500%), Pool #508374, (Prime Rate +(2.500)%), 0.750%, 4/25/28(A)	70,894
2,200,000	United States International Development Finance Corp., 0.015%, 5/15/26(A)	2,200,000
10,000,000	United States International Development Finance Corp., 0.090%, 9/30/27(A)	10,000,000
4,300,000	United States International Development Finance Corp., 0.090%, 7/5/38(A)	4,300,000
5,944,800	United States International Development Finance Corp., 0.100%, 4/20/35(A)	5,944,800
	Total U.S. Government Agency Obligations	$22,525,439
	Municipal Bonds — 1.5%
	Other Territory — 1.0%
9,900,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 0.360%, 9/1/30(A)(B)	9,900,000
1,100,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC - Barclays Bank PLC), 144a, 0.360%, 1/16/25(A)(B)	1,100,000
		11,000,000
	Wisconsin — 0.4%
4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC - Citizens Bank of MA), 3.750%, 2/1/22	4,003,068
	California — 0.1%
1,250,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 0.470%, 9/1/41(A)(B)	1,250,000
	Total Municipal Bonds	$16,253,068
	U.S. Government Mortgage-Backed Obligations — 0.8%
150,105	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 3.077%, 3/1/36(A)	160,583
197,850	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.442%, 11/1/36(A)	211,218
107,678	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.631%, 8/1/37(A)	114,566
92,768	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.665%, 7/1/35(A)	92,492
60,569	FHLMC, Pool #1Q0080, (12M LIBOR +1.663%), 2.496%, 1/1/36(A)	63,837
149,553	FHLMC, Pool #1Q0119, (12M LIBOR +1.840%), 2.680%, 9/1/36(A)	158,930
125,539	FHLMC, Pool #1Q0187, (12M LIBOR +1.796%), 2.314%, 12/1/36(A)	130,769
100,117	FHLMC, Pool #1Q0339, (12M LIBOR +1.894%), 2.952%, 4/1/37(A)	106,771
141,715	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.539%, 11/1/36(A)	149,320
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 218,201	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 3.678%, 4/1/34(A)	$ 232,526
98,781	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.493%, 11/1/36(A)	105,382
86,699	FHLMC, Pool #847795, (1 Year CMT Rate +2.277%), 2.581%, 4/1/35(A)	87,517
236,728	FHLMC, Pool #848539, (1 Year CMT Rate +2.270%), 2.841%, 4/1/37(A)	249,421
499,318	FHLMC, Pool #848583, (1 Year CMT Rate +2.318%), 3.111%, 1/1/36(A)	533,009
8,284	FHLMC, Pool #A92646, 5.500%, 6/1/40	9,693
8,575	FHLMC, Pool #C03505, 5.500%, 6/1/40	9,954
464	FHLMC, Pool #G00100, 8.000%, 2/1/23	485
24,620	FHLMC, Pool #G01840, 5.000%, 7/1/35	28,653
10,892	FNMA, Pool #175123, 7.450%, 8/1/22	10,941
536	FNMA, Pool #207530, 8.250%, 4/1/22	537
75,727	FNMA, Pool #254868, 5.000%, 9/1/33	86,031
31,227	FNMA, Pool #256272, 5.500%, 6/1/26	34,814
56,478	FNMA, Pool #256852, 6.000%, 8/1/27	63,432
13,716	FNMA, Pool #323832, 7.500%, 7/1/29	15,901
683	FNMA, Pool #334593, 7.000%, 5/1/24	716
23,552	FNMA, Pool #665773, 7.500%, 6/1/31	23,639
84,422	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 3.962%, 1/1/40(A)	84,367
89,635	FNMA, Pool #725424, 5.500%, 4/1/34	103,643
354,626	FNMA, Pool #725490, (12M LIBOR +1.621%), 3.082%, 4/1/34(A)	365,455
14,681	FNMA, Pool #735484, 5.000%, 5/1/35	17,040
61,786	FNMA, Pool #791978, (6M LIBOR +1.518%), 2.268%, 9/1/34(A)	61,812
96,097	FNMA, Pool #813170, (12M LIBOR +1.575%), 1.950%, 1/1/35(A)	99,412
332,858	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.782%, 1/1/35(A)	345,635
108,791	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.577%, 4/1/35(A)	109,481
141,446	FNMA, Pool #827787, (6M LIBOR +1.550%), 1.800%, 5/1/35(A)	147,025
48,396	FNMA, Pool #889060, 6.000%, 1/1/38	57,498
53,471	FNMA, Pool #889061, 6.000%, 1/1/38	63,798
3,419	FNMA, Pool #889382, 5.500%, 4/1/38	4,020
121,516	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.885%, 4/1/36(A)	129,019
28,560	FNMA, Pool #960376, 5.500%, 12/1/37	33,571
14,052	FNMA, Pool #985670, 6.500%, 10/1/21	14,094
520,702	FNMA, Pool #995405, 5.500%, 10/1/23	540,407
39,700	FNMA, Pool #AA1150, 4.000%, 4/1/23	42,220
5,626	FNMA, Pool #AD0941, 5.500%, 4/1/40	6,559
39,403	FNMA, Pool #AE0363, 5.000%, 7/1/37	45,692
51,032	FNMA, Pool #AE5441, 5.000%, 10/1/40	59,345
66,896	FNMA, Pool #AI6588, 4.000%, 7/1/26	71,416
75,617	FNMA, Pool #AI8506, 4.000%, 8/1/26	80,744
71,993	FNMA, Pool #AL0211, 5.000%, 4/1/41	83,112
5,610	FNMA, Pool #AL0302, 5.000%, 4/1/24	5,891
393,328	FNMA, Pool #AL0478, (12M LIBOR +1.773%), 2.512%, 4/1/36(A)	415,771
148,670	FNMA, Pool #AL0543, 5.000%, 7/1/41	172,952
71,571	FNMA, Pool #AL1105, 4.500%, 12/1/40	80,676
17,136	FNMA, Pool #AL2591, 5.500%, 5/1/38	18,742
272,812	FNMA, Pool #AL5275, (6M LIBOR +1.511%), 1.830%, 9/1/37(A)	283,422

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 1,052,536	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 1.785%, 2/1/37(A)	$ 1,092,935
2,558	GNMA, Pool #344233, 8.000%, 2/15/23	2,591
8,438	GNMA, Pool #345123, 8.000%, 12/15/23	8,558
234	GNMA, Pool #569337, 6.500%, 4/15/22	235
904	GNMA, Pool #780322, 8.000%, 11/15/22	907
246,346	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.000%, 2/20/34(A)	257,558
101,752	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	106,597
191,067	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.250%, 8/20/34(A)	199,474
250,247	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.000%, 3/20/41(A)	262,206
95,244	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.125%, 11/20/44(A)	98,618
468,954	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.125%, 12/20/44(A)	486,403
	Total U.S. Government Mortgage-Backed Obligations	$8,740,038
	Agency Collateralized Mortgage Obligations — 0.6%
62,443,421	FHLMC Multifamily Structured Pass Through Certificates, 0.711%, 9/25/24(A)(B)(C)	1,348,435
71,929,535	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV, Class X1, 1.132%, 6/25/21(A)(B)(C)	719
198,282	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 0.506%, 3/15/34(A)	199,729
5,475	FHLMC REMIC, Ser 3874, Class BD, 3.000%, 6/15/21	5,477
1,408,267	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	1,404,364
68,729	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	71,083
39,765	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	43,632
29,234	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	31,372
145,523	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.609%, 9/25/33(A)	147,282
316,180	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	343,011
221	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	223
12,539	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	12,573
94,175	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	95,739
292,117	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	3,340
61,418	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	61,417
34,193	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	35,654
137,750	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	139,095
2,897,405	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 0.556%, 1/16/58(A)	2,840,671
	Total Agency Collateralized Mortgage Obligations	$6,783,816
Shares		MarketValue
	Short-Term Investment Fund — 1.7%
18,764,811	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 18,764,811
	Total Investment Securities—101.6% (Cost $1,117,326,469)	$1,116,476,673
	Liabilities in Excess of Other Assets — (1.6%)	(17,146,014)
	Net Assets — 100.0%	$1,099,330,659
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $642,546,588 or 58.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$469,145,924	$—	$469,145,924
Corporate Bonds	—	287,586,751	—	287,586,751
Commercial Mortgage-Backed Securities	—	195,154,918	—	195,154,918
Commercial Paper	—	65,220,743	—	65,220,743
Non-Agency Collateralized Mortgage Obligations	—	26,301,165	—	26,301,165
U.S. Government Agency Obligations	—	22,525,439	—	22,525,439
Municipal Bonds	—	16,253,068	—	16,253,068
U.S. Government Mortgage-Backed Obligations	—	8,740,038	—	8,740,038
Agency Collateralized Mortgage Obligations	—	6,783,816	—	6,783,816
Short-Term Investment Fund	18,764,811	—	—	18,764,811
Total	$18,764,811	$1,097,711,862	$—	$1,116,476,673
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
March 31, 2021 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone High Yield Fund
Assets
Investments, at cost	$343,400,700	$34,910,782	$105,016,869	$188,998,953
Investments, at market value *	$352,764,680	$39,498,911	$108,648,777	$192,413,504
Cash deposits held at prime broker (A)	117,272	—	47,440	—
Foreign currency †	—	51,737	21,116	—
Unrealized appreciation on forward foreign currency contracts	—	—	2,485	—
Dividends and interest receivable	2,127,102	112,553	1,246,319	2,468,171
Receivable for capital shares sold	134,190	—	283,061	1,077,876
Receivable for investments sold	466,208	—	905,182	1,736,827
Receivable for variation margin on futures contracts	3,485	—	—	—
Receivable for variation margin on swap agreements	—	—	93,096	—
Receivable for securities lending income	364	631	681	1,320
Tax reclaim receivable	1,579	33,838	866	8,394
Other assets	25,752	5,866	21,168	16,198
Total Assets	355,640,632	39,703,536	111,270,191	197,722,290

Liabilities
Bank overdrafts	—	—	69,014	—
Written options, at market value ‡	—	—	15,424	—
Unrealized depreciation on forward foreign currency contracts	—	—	693	—
Dividends payable	—	—	—	—
Securities sold short**	—	—	515,625	—
Dividend and interest payable on securities sold short	—	—	9,712	—
Payable for return of collateral for securities on loan	1,118,126	—	484,449	3,011,579
Payable for capital shares redeemed	498,414	5,099	29,268	49,094
Payable for investments purchased	2,367,179	—	3,679,894	5,306,059
Payable to Investment Advisor	109,260	1,145	38,430	76,504
Payable to other affiliates	66,860	6,017	13,640	23,971
Payable to Trustees	14,829	14,829	14,829	14,829
Payable for professional services	19,911	—	17,585	16,844
Payable for reports to shareholders	14,238	4,975	13,214	11,393
Payable for transfer agent services	153,647	208	27,614	49,908
Other accrued expenses and liabilities	15,548	17,793	78,138	10,628
Total Liabilities	4,378,012	50,066	5,007,529	8,570,809
Net Assets	$351,262,620	$39,653,470	$106,262,662	$189,151,481
Net assets consist of:
Par value	$319,848	$33,627	$104,109	$225,235
Paid-in capital	422,990,450	33,661,551	121,065,165	203,592,816
Distributable earnings (deficit)	(72,047,678)	5,958,292	(14,906,612)	(14,666,570)
Net Assets	$351,262,620	$39,653,470	$106,262,662	$189,151,481
*Includes market value of securities on loan of:	$1,071,274	$—	$461,574	$2,697,396
†Cost of foreign currency:	$—	$52,209	$21,156	$—
‡Premiums received from written options:	$—	$—	$30,884	$—
**Proceeds received for securities sold short:	$—	$—	$512,524	$—
(A)	Represents segregated cash for futures contracts, securities sold short and/or written options.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$393,703,125	$23,460,978	$3,833,717,659	$610,389,169	$2,544,070,210	$63,858,359	$54,687,440	$1,117,326,469
$402,501,576	$31,429,955	$4,991,781,537	$852,118,617	$5,040,778,617	$96,596,504	$75,033,311	$1,116,476,673
—	—	—	—	—	—	—	—
—	34,377	—	—	—	—	—	—
—	—	—	—	—	—	—	—
2,375,180	83,445	3,641,607	949,231	—	89,721	78,680	2,652,926
1,020,479	69,490	14,506,513	13,569,818	10,356,082	40,193	37,885	2,040,272
—	491,940	—	6,265,995	1,442,841	1,969,831	739,550	48,714
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	32	—	31	11,947	—	97	—
—	39,995	—	—	—	—	—	2,831
28,070	21,237	133,478	40,015	103,263	23,384	22,565	53,237
405,925,305	32,170,471	5,010,063,135	872,943,707	5,052,692,750	98,719,633	75,912,088	1,121,274,653

—	82,450	—	—	—	—	—	2,691
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	130,516
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	43,620,534	—	827,352	—
4,066,111	12,596	6,862,458	1,598,940	6,638,289	2,085,383	9,916	2,939,302
—	341,696	5,534,783	2,907,915	—	—	273,231	17,984,516
105,424	7,094	3,580,686	438,255	2,562,415	53,787	48,064	201,814
51,307	6,095	710,616	101,356	1,022,423	12,917	12,014	207,623
14,829	14,829	14,829	14,829	14,829	14,829	14,829	14,829
19,899	11,378	85,442	24,099	63,317	12,262	12,694	29,583
12,135	10,874	102,926	64,235	75,356	13,055	11,211	28,103
161,688	24,245	2,348,949	680,599	1,470,105	38,963	42,295	393,859
9,824	9,948	22,688	10,337	76,707	11,062	5,247	11,158
4,441,217	521,205	19,263,377	5,840,565	55,543,975	2,242,258	1,256,853	21,943,994
$401,484,088	$31,649,266	$4,990,799,758	$867,103,142	$4,997,148,775	$96,477,375	$74,655,235	$1,099,330,659

384,174	35,373	1,066,116	375,489	2,564,267	67,744	23,913	1,190,367
397,631,186	22,732,491	3,727,349,736	593,147,537	3,447,383,954	57,566,481	70,819,291	1,200,588,715
3,468,728	8,881,402	1,262,383,906	273,580,116	1,547,200,554	38,843,150	3,812,031	(102,448,423)
$401,484,088	$31,649,266	$4,990,799,758	$867,103,142	$4,997,148,775	$96,477,375	$74,655,235	$1,099,330,659
$—	$—	$—	$—	$42,931,700	$—	$819,768	$—
$—	$34,303	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone High Yield Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$123,785,907	$—	$7,948,235	$14,643,226
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,252,847	—	789,758	1,790,511
Net asset value price per share*	$11.00	$—	$10.06	$8.18
Maximum sales charge - Class A shares	3.25%	—	3.25%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.37	$—	$10.40	$8.45

Pricing of Class C Shares
Net assets applicable to Class C shares	$4,581,775	$—	$1,931,272	$937,802
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	454,483	—	197,835	114,976
Net asset value and offering price per share**	$10.08	$—	$9.76	$8.16

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$97,472,689	$271,600	$52,287,837	$33,219,803
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	8,867,608	23,058	5,127,074	3,945,301
Net asset value, offering price and redemption price per share	$10.99	$11.78	$10.20	$8.42

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$125,422,249	$39,381,870	$44,095,318	$140,350,650
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,409,861	3,339,600	4,296,196	16,672,691
Net asset value, offering price and redemption price per share	$10.99	$11.79	$10.26	$8.42

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$18,923,084	$10,669,207	$134,025,681	$14,113,018	$195,768,616	$5,239,787	$24,861,965	$135,973,059
1,813,203	1,190,397	2,898,820	615,991	10,942,631	372,124	797,479	14,723,375
$10.44	$8.96	$46.23	$22.91	$17.89	$14.08	$31.18	$9.24
3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$10.79	$9.43	$48.66	$24.12	$18.83	$14.82	$32.82	$9.43

$1,616,685	$3,356,190	$95,984,203	$4,768,365	$31,497,552	$713,593	$616,599	$4,885,078
155,066	376,730	2,235,145	215,492	2,131,371	55,876	20,609	528,449
$10.43	$8.91	$42.94	$22.13	$14.78	$12.77	$29.92	$9.24

$—	$—	$—	$—	$—	$—	$—	$56,883,716
—	—	—	—	—	—	—	6,156,809
$—	$—	$—	$—	$—	$—	$—	$9.24

$164,293,257	$17,620,412	$3,306,163,692	$393,182,854	$1,715,599,254	$46,131,826	$40,098,497	$326,520,917
15,718,725	1,969,815	70,508,013	17,073,239	86,526,700	3,227,373	1,283,031	35,337,991
$10.45	$8.95	$46.89	$23.03	$19.83	$14.29	$31.25	$9.24

$—	$—	$60,781,454	$—	$530,560,753	$—	$—	$78,620,759
—	—	1,324,329	—	29,606,771	—	—	8,511,161
$—	$—	$45.90	$—	$17.92	$—	$—	$9.24

$216,651,062	$3,457	$1,392,611,977	$455,038,905	$2,420,237,292	$44,392,169	$9,078,174	$496,447,130
20,730,409	386	29,619,058	19,644,184	122,000,649	3,119,051	290,175	53,778,920
$10.45	$8.95	$47.02	$23.16	$19.84	$14.23	$31.29	$9.23

$—	$—	$1,232,751	$—	$103,485,308	$—	$—	$—
—	—	26,218	—	5,218,809	—	—	—
$—	$—	$47.02	$—	$19.83	$—	$—	$—

Statements of Operations
For the Six Months Ended March 31, 2021 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$—	$228,885	$—	$—
Interest	5,848,496	—	3,130,877	5,327,012
Income from securities loaned	1,089	5,822	3,820	5,079
Total Investment Income	5,849,585	234,707	3,134,697	5,332,091
Expenses
Investment advisory fees	707,087	88,511	281,712	497,055
Administration fees	250,721	27,277	65,065	131,008
Compliance fees and expenses	1,443	1,443	1,443	1,443
Custody fees	26,620	18,741	27,504	11,535
Professional fees	18,865	17,866	21,867	16,325
Transfer Agent fees, Class A	49,648	—	2,184	9,661
Transfer Agent fees, Class C	3,539	—	1,194	844
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	43,255	126	14,882	19,467
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	4,390	26	301	2,895
Transfer Agent fees, Class R6	—	—	—	—
Registration Fees, Class A	9,259	—	5,231	6,194
Registration Fees, Class C	6,752	—	6,539	4,783
Registration Fees, Class S	—	—	—	—
Registration Fees, Class Y	8,336	2,223	9,540	7,787
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	6,975	2,595	4,101	6,676
Registration Fees, Class R6	—	—	—	—
Interest expense on securities sold short	—	—	34,572	—
Reports to Shareholders, Class A	4,237	—	2,639	2,817
Reports to Shareholders, Class C	2,761	—	2,593	2,517
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	3,998	2,369	4,616	2,847
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	2,702	2,364	2,403	2,546
Reports to Shareholders, Class R6	—	—	—	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution expenses, Class A	157,473	—	7,893	18,699
Distribution and shareholder servicing expenses, Class C	26,353	—	10,252	5,580
Distribution expenses, Class S	—	—	—	—
Trustee fees	10,005	10,005	10,005	10,005
Other expenses	46,031	16,235	16,095	22,309
Total Expenses	1,390,450	189,781	532,631	782,993
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(84,815)	(73,602)	(112,439)	(59,129)
Fees eligible for recoupment by the Advisor(A)	—	—	—	—
Net Expenses	1,305,635	116,179	420,192	723,864
Net Investment Income (Loss)	4,543,950	118,528	2,714,505	4,608,227
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(B)	776,859	2,518,780	1,832,722	2,464,300
Net realized losses on securities sold short	—	—	(23,497)	—
Net realized gains on written options	—	—	51,162	—
Net realized gains on futures contracts	330,105	—	—	—
Net realized losses on swap agreements	—	—	(37,941)	—
Net realized gains on forward foreign currency contracts	—	—	6,104	—
Net realized gains (losses) on foreign currency transactions	—	233	(19,567)	—
Net change in unrealized appreciation (depreciation) on investments(C)	(8,011,932)	1,191,778	4,610,012	5,210,305
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	17,409	—
Net change in unrealized appreciation (depreciation) on written options	—	—	2,030	—
Net change in unrealized appreciation (depreciation) on futures contracts	(3,101)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(89,677)	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	—	(2,988)	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(2,323)	(197)	—
Net Realized and Unrealized Gains (Losses) on Investments	(6,908,069)	3,708,468	6,345,572	7,674,605
Change in Net Assets Resulting from Operations	$(2,364,119)	$3,826,996	$9,060,077	$12,282,832
*Net of foreign tax withholding of:	$—	$23,541	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	For the six months ended March 31, 2021, Mid Cap Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind of securities in the amount of $42,994,506, $20,508,412, $197,130,937 and $5,853,288, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $20,049,155, $9,449,148, $129,338,520 and $2,661,586, respectively, which will not be recognized by the Fund for tax purposes.
(C)	Change in unrealized appreciation (depreciation) does not include net appreciation of $1,465,622,003, for the Sands Capital Select Growth Fund in connection with the Fund's reorganization. See Note 9 in the Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$—	$263,609	$21,187,792	$5,502,731	$2,152,381	$936,420	$522,408	$—
4,814,774	—	1,048	—	223	—	—	7,082,122
—	3,061	—	35	101,693	—	581	—
4,814,774	266,670	21,188,840	5,502,766	2,254,297	936,420	522,989	7,082,122

704,672	99,044	14,905,636	2,943,980	12,413,308	379,451	280,780	1,363,432
279,309	21,124	3,153,741	544,024	2,827,488	61,825	45,741	755,913
1,443	1,443	1,443	1,443	1,443	1,443	1,443	1,443
6,653	8,336	23,256	7,070	19,728	3,685	9,831	32,457
18,607	17,842	67,276	21,814	57,603	12,397	12,976	27,692
5,302	7,933	82,644	8,208	39,982	3,444	11,154	41,812
764	1,816	34,617	1,724	13,171	703	435	1,141
—	—	—	—	—	—	—	16,045
52,734	5,746	1,446,535	385,070	559,718	19,086	13,791	115,627
—	—	53,039	—	339,209	—	—	39,519
54,442	7	128,198	96,514	139,736	3,484	908	61,398
—	—	3	—	7,879	—	—	—
7,636	8,432	12,820	8,085	11,273	7,070	8,774	12,101
5,124	5,541	13,037	6,212	7,938	4,645	4,056	6,506
—	—	—	—	—	—	—	8,232
16,157	9,651	79,852	13,238	44,869	9,619	8,998	15,380
—	—	15,274	—	13,747	—	—	8,894
10,174	3,486	22,837	15,445	4,914	7,630	4,364	9,837
—	—	456	—	2,464	—	—	—
—	—	—	—	—	—	—	—
2,606	2,989	4,554	2,944	4,454	2,559	3,378	3,429
2,427	2,631	5,254	2,579	3,662	2,513	2,437	2,447
—	—	—	—	—	—	—	5,706
4,610	2,955	100,856	38,748	31,894	4,775	3,154	7,477
—	—	5,889	—	16,171	—	—	3,617
2,933	2,364	8,880	19,370	14,189	2,491	2,623	2,705
—	—	471	—	2,991	—	—	—
—	—	80,710	—	653,281	—	—	108,327
22,451	15,387	149,079	15,404	234,754	6,302	26,828	165,903
8,982	19,375	448,071	18,995	179,739	1,729	2,816	19,092
—	—	—	—	—	—	—	147,402
10,005	10,005	10,005	10,005	10,005	10,005	10,005	10,005
20,010	15,042	171,209	66,769	466,335	25,015	17,436	43,061
1,237,041	261,149	21,025,642	4,227,641	18,121,945	569,871	471,928	3,036,600
(110,860)	(86,839)	(29,244)	(613,539)	(16,002)	(121,067)	(75,611)	(307,255)
—	—	853,929	—	22,451	—	—	—
1,126,181	174,310	21,850,327	3,614,102	18,128,394	448,804	396,317	2,729,345
3,688,593	92,360	(661,487)	1,888,664	(15,874,097)	487,616	126,672	4,352,777

693,906	2,074,699	127,003,271	60,295,345	557,529,140	7,878,834	4,105,272	7,560
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	34,005	—	—	—	—	—	—
(14,164,439)	3,573,727	710,417,399	184,221,768	(198,120,981)	19,912,259	22,412,256	2,876,435
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(1,239)	—	—	—	—	—	—
(13,470,533)	5,681,192	837,420,670	244,517,113	359,408,159	27,791,093	26,517,528	2,883,995
$(9,781,940)	$5,773,552	$836,759,183	$246,405,777	$343,534,062	$28,278,709	$26,644,200	$7,236,772
$—	$42,750	$—	$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Anti- Benchmark® International Core Equity Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Operations
Net investment income	$4,543,950	$8,993,949	$118,528	$551,290
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency exchange contracts and foreign currency transactions	1,106,964	8,537,511	2,519,013	(440,165)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency exchange contracts and foreign currency transactions	(8,015,033)	7,921,698	1,189,455	2,891,448
Change in Net Assets from Operations	(2,364,119)	25,453,158	3,826,996	3,002,573

Distributions to Shareholders:
Distributed earnings, Class A	(1,580,838)	(3,252,024)	—	—
Distributed earnings, Class C	(53,095)	(193,793)	—	—
Distributed earnings, Class Y	(1,383,109)	(2,520,642)	(4,532)	(102)
Distributed earnings, Institutional Class	(1,863,566)	(3,258,096)	(714,426)	(830,890)
Total Distributions	(4,880,608)	(9,224,555)	(718,958)	(830,992)
Change in Net Assets from Share Transactions(A)	(91,427)	16,312,594	(573,461)	(1,765,217)

Total Increase (Decrease) in Net Assets	(7,336,154)	32,541,197	2,534,577	406,364

Net Assets
Beginning of period	358,598,774	326,057,577	37,118,893	36,712,529
End of period	$351,262,620	$358,598,774	$39,653,470	$37,118,893
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 60-62.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Credit Opportunities Fund		Touchstone High Yield Fund		Touchstone Impact Bond Fund		Touchstone International ESG Equity Fund
For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

$2,714,505	$5,740,485	$4,608,227	$10,227,561	$3,688,593	$7,304,972	$92,360	$182,503
1,808,983	(4,192,669)	2,464,300	(4,173,531)	693,906	982,426	2,108,704	(1,211,609)
4,536,589	(2,015,355)	5,210,305	(3,498,537)	(14,164,439)	11,461,934	3,572,488	3,022,722
9,060,077	(467,539)	12,282,832	2,555,493	(9,781,940)	19,749,332	5,773,552	1,993,616

(217,717)	(333,642)	(352,720)	(704,158)	(168,178)	(256,523)	(48,775)	(1,975,668)
(65,689)	(174,362)	(22,268)	(121,251)	(9,984)	(19,463)	—	(1,710,548)
(1,425,833)	(2,325,230)	(830,692)	(2,028,121)	(1,654,623)	(2,625,750)	(80,193)	(2,959,640)
(1,618,550)	(2,579,658)	(3,561,270)	(7,471,813)	(2,499,959)	(4,723,502)	(19)	(537)
(3,327,789)	(5,412,892)	(4,766,950)	(10,325,343)	(4,332,744)	(7,625,238)	(128,987)	(6,646,393)
13,147,087	(14,154,737)	(3,860,466)	(5,315,953)	23,798,273	65,438,330	(1,333,126)	(5,589,850)

18,879,375	(20,035,168)	3,655,416	(13,085,803)	9,683,589	77,562,424	4,311,439	(10,242,627)

87,383,287	107,418,455	185,496,065	198,581,868	391,800,499	314,238,075	27,337,827	37,580,454
$106,262,662	$87,383,287	$189,151,481	$185,496,065	$401,484,088	$391,800,499	$31,649,266	$27,337,827

Statements of Changes in Net Assets (Continued)
	Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Operations
Net investment income (loss)	$(661,487)	$7,915,710	$1,888,664	$6,123,028
Net realized gains (losses) on investments	127,003,271	69,219,023	60,295,345	(7,775,023)
Net change in unrealized appreciation (depreciation) on investments	710,417,399	127,121,216	184,221,768	(33,577,191)
Change in Net Assets from Operations	836,759,183	204,255,949	246,405,777	(35,229,186)

Distributions to Shareholders:
Distributed earnings, Class A	(2,210,139)	(2,136,246)	(17,884)	(51,424)
Distributed earnings, Class C	(1,691,858)	(1,766,346)	—	—
Distributed earnings, Class S	—	—	—	—
Distributed earnings, Class Y	(57,465,241)	(40,650,826)	(746,786)	(2,283,383)
Distributed earnings, Class Z	(1,244,341)	(3,135,026)	—	—
Distributed earnings, Institutional Class	(25,311,010)	(9,162,448)	(954,540)	(3,844,764)
Distributed earnings, Class R6	—	—	—	—
Return of capital, Class A	—	—	—	—
Return of capital, Class C	—	—	—	—
Return of capital, Class Y	—	—	—	—
Return of capital, Institutional Class	—	—	—	—
Total Distributions	(87,922,589)	(56,850,892)	(1,719,210)	(6,179,571)
Change in Net Assets from Share Transactions(A)	395,947,330	2,068,906,633	(60,585,444)	(31,438,355)

Total Increase (Decrease) in Net Assets	1,144,783,924	2,216,311,690	184,101,123	(72,847,112)

Net Assets
Beginning of period	3,846,015,834	1,629,704,144	683,002,019	755,849,131
End of period	$4,990,799,758	$3,846,015,834	$867,103,142	$683,002,019
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 63-65.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund		Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020

$(15,874,097)	$(12,375,975)	$487,616	$233,295	$126,672	$279,157	$4,352,777	$19,590,653
557,529,140	447,921,221	7,878,834	3,900,793	4,105,272	(6,726,045)	7,560	(176,658)
(198,120,981)	430,967,787	19,912,259	(9,602,979)	22,412,256	(6,605,039)	2,876,435	(5,825,465)
343,534,062	866,513,033	28,278,709	(5,468,891)	26,644,200	(13,051,927)	7,236,772	13,588,530

(17,693,260)	(15,437,081)	(76,368)	(330,913)	(62,854)	(45,317)	(644,944)	(1,582,978)
(4,115,544)	(9,285,021)	(5,189)	(285,467)	(886)	(436)	(12,224)	(71,150)
—	—	—	—	—	—	(215,377)	(1,992,326)
(152,873,291)	(175,614,541)	(1,040,101)	(3,029,450)	(122,195)	(115,630)	(1,882,958)	(6,466,843)
(52,230,135)	(75,190,327)	—	—	—	—	(426,914)	(2,053,174)
(8,474)	—	(1,003,459)	(3,206,418)	(33,893)	(174,530)	(3,155,751)	(8,755,799)
(102,763)	—	—	—	—	—	—	—
—	—	—	—	—	(15,039)	—	—
—	—	—	—	—	(145)	—	—
—	—	—	—	—	(38,374)	—	—
—	—	—	—	—	(57,921)	—	—
(227,023,467)	(275,526,970)	(2,125,117)	(6,852,248)	(219,828)	(447,392)	(6,338,168)	(20,922,270)
2,623,797,775	(22,498,987)	(3,058,318)	7,197,740	(5,034,508)	(23,437,257)	111,721,399	(14,545,502)

2,740,308,370	568,487,076	23,095,274	(5,123,399)	21,389,864	(36,936,576)	112,620,003	(21,879,242)

2,256,840,405	1,688,353,329	73,382,101	78,505,500	53,265,371	90,201,947	986,710,656	1,008,589,898
$4,997,148,775	$2,256,840,405	$96,477,375	$73,382,101	$74,655,235	$53,265,371	$1,099,330,659	$986,710,656

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Anti- Benchmark® International Core Equity Fund
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	672,937	$7,594,264	1,411,092	$15,404,439	—	$—	—	$—
Reinvestment of distributions	122,973	1,381,775	248,638	2,701,033	—	—	—	—
Cost of Shares redeemed	(950,973)	(10,717,603)	(2,188,720)	(23,737,062)	—	—	—	—
Change from Class A Share Transactions	(155,063)	(1,741,564)	(528,990)	(5,631,590)	—	—	—	—
Class C
Proceeds from Shares issued	51,224	530,582	99,527	995,343	—	—	—	—
Reinvestment of distributions	4,978	51,365	16,906	167,960	—	—	—	—
Cost of Shares redeemed	(147,051)	(1,520,151)	(766,459)	(7,725,499)	—	—	—	—
Change from Class C Share Transactions	(90,849)	(938,204)	(650,026)	(6,562,196)	—	—	—	—
Class Y
Proceeds from Shares issued	1,593,227	17,975,422	1,985,411	21,559,070	302	3,591	22,114	211,530
Reinvestment of distributions	103,761	1,165,204	199,030	2,158,789	382	4,532	10	102
Cost of Shares redeemed	(872,025)	(9,808,257)	(2,605,694)	(28,030,100)	—	—	—	—
Change from Class Y Share Transactions	824,963	9,332,369	(421,253)	(4,312,241)	684	8,123	22,124	211,632
Institutional Class
Proceeds from Shares issued	1,015,069	11,440,789	3,875,251	42,480,044	10,220	120,070	149,702	1,449,479
Reinvestment of distributions	149,336	1,676,924	272,356	2,961,164	60,238	714,426	77,436	830,890
Cost of Shares redeemed	(1,755,964)	(19,861,741)	(1,184,461)	(12,622,587)	(120,906)	(1,416,080)	(435,859)	(4,257,218)
Change from Institutional Class Share Transactions	(591,559)	(6,744,028)	2,963,146	32,818,621	(50,448)	(581,584)	(208,721)	(1,976,849)
Change from Share Transactions	(12,508)	$(91,427)	1,362,877	$16,312,594	(49,764)	$(573,461)	(186,597)	$(1,765,217)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Credit Opportunities Fund				Touchstone High Yield Fund
For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

410,630	$4,099,936	226,710	$2,132,358	379,815	$3,113,583	1,582,680	$12,453,477
21,259	209,617	34,744	328,518	37,951	308,596	78,704	619,319
(234,370)	(2,334,498)	(390,740)	(3,737,180)	(481,788)	(3,942,520)	(1,576,405)	(12,482,226)
197,519	1,975,055	(129,286)	(1,276,304)	(64,022)	(520,341)	84,979	590,570

47,298	457,071	23,706	229,266	2,268	18,316	30,970	248,433
6,635	63,320	18,697	172,058	2,584	20,934	13,764	108,318
(100,873)	(965,185)	(262,895)	(2,398,136)	(49,323)	(401,565)	(440,580)	(3,410,363)
(46,940)	(444,794)	(220,492)	(1,996,812)	(44,471)	(362,315)	(395,846)	(3,053,612)

1,950,155	19,730,589	3,275,451	30,620,647	290,008	2,441,674	920,919	7,440,564
141,305	1,413,054	241,071	2,316,256	98,048	821,053	243,031	1,968,082
(783,644)	(7,812,094)	(4,372,888)	(41,115,601)	(606,397)	(5,080,131)	(2,171,157)	(17,475,571)
1,307,816	13,331,549	(856,366)	(8,178,698)	(218,341)	(1,817,404)	(1,007,207)	(8,066,925)

50,514	505,906	224,585	2,072,740	881,332	7,403,081	6,758,203	51,917,150
161,067	1,618,498	269,092	2,576,499	421,144	3,525,089	921,462	7,439,080
(377,712)	(3,839,127)	(744,891)	(7,352,162)	(1,437,055)	(12,088,576)	(6,772,227)	(54,142,216)
(166,131)	(1,714,723)	(251,214)	(2,702,923)	(134,579)	(1,160,406)	907,438	5,214,014
1,292,264	$13,147,087	(1,457,358)	$(14,154,737)	(461,413)	$(3,860,466)	(410,636)	$(5,315,953)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Impact Bond Fund				Touchstone International ESG Equity Fund
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	625,065	$6,692,256	1,008,475	$10,659,616	347,586	$2,834,317	923,955	$6,486,887
Reinvestment of distributions	12,597	134,536	19,409	205,746	5,449	46,211	254,450	1,876,151
Cost of Shares redeemed	(352,359)	(3,775,721)	(465,803)	(4,930,537)	(738,001)	(6,429,235)	(819,208)	(5,759,257)
Change from Class A Share Transactions	285,303	3,051,071	562,081	5,934,825	(384,966)	(3,548,707)	359,197	2,603,781
Class C
Proceeds from Shares issued	32,421	346,544	74,586	788,876	1,707	14,300	15,446	112,534
Reinvestment of distributions	755	8,081	1,371	14,475	—	—	215,820	1,584,118
Cost of Shares redeemed	(39,029)	(414,109)	(56,479)	(598,156)	(174,589)	(1,457,178)	(942,454)	(7,064,283)
Change from Class C Share Transactions	(5,853)	(59,484)	19,478	205,195	(172,882)	(1,442,878)	(711,188)	(5,367,631)
Class Y
Proceeds from Shares issued	4,280,745	45,859,049	8,069,654	85,797,631	606,967	5,236,964	406,292	2,937,856
Reinvestment of distributions	141,126	1,509,466	217,721	2,309,981	9,217	77,978	374,707	2,755,636
Cost of Shares redeemed	(2,179,405)	(23,258,204)	(3,919,622)	(41,832,598)	(200,230)	(1,656,502)	(1,180,936)	(8,520,029)
Change from Class Y Share Transactions	2,242,466	24,110,311	4,367,753	46,275,014	415,954	3,658,440	(399,937)	(2,826,537)
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	2,423,231	25,965,898	7,608,874	80,810,462	—	—	—	—
Reinvestment of distributions	202,751	2,168,847	382,249	4,049,865	2	19	73	537
Cost of Shares redeemed	(2,944,612)	(31,438,370)	(6,790,781)	(71,837,031)	—	—	—	—
Change from Institutional Class Share Transactions	(318,630)	(3,303,625)	1,200,342	13,023,296	2	19	73	537
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	2,203,286	$23,798,273	6,149,654	$65,438,330	(141,892)	$(1,333,126)	(751,855)	$(5,589,850)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Mid Cap Fund				Touchstone Mid Cap Value Fund
For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

599,775	$26,352,063	1,722,762	$64,866,031	109,182	$2,072,788	167,271	$2,835,572
43,425	1,864,324	47,647	1,878,215	777	15,458	2,680	43,450
(407,639)	(17,708,831)	(696,341)	(25,168,926)	(84,386)	(1,695,766)	(186,294)	(3,170,552)
235,561	10,507,556	1,074,068	41,575,320	25,573	392,480	(16,343)	(291,530)

327,491	13,252,818	1,009,530	35,646,237	36,417	794,962	17,375	282,392
39,173	1,562,270	39,569	1,450,587	—	—	—	—
(301,948)	(12,267,169)	(718,343)	(24,800,454)	(24,710)	(473,138)	(123,216)	(1,940,563)
64,716	2,547,919	330,756	12,296,370	11,707	321,824	(105,841)	(1,658,171)

18,976,141	831,231,037	45,964,555	1,678,307,060	3,168,751	64,270,154	6,084,202	91,902,451
1,191,861	51,892,782	895,607	35,746,662	36,963	738,895	139,585	2,250,156
(11,429,533)	(507,761,825)	(15,448,861)	(559,596,378)	(3,984,731)	(80,552,693)	(4,289,355)	(71,611,364)
8,738,469	375,361,994	31,411,301	1,154,457,344	(779,017)	(15,543,644)	1,934,432	22,541,243

200,194	8,622,558	2,904,292	111,061,392	—	—	—	—
29,122	1,240,929	79,863	3,127,421	—	—	—	—
(896,629)	(37,689,958)	(2,588,966)	(92,893,080)	—	—	—	—
(667,313)	(27,826,471)	395,189	21,295,733	—	—	—	—

5,441,897	241,719,320	26,747,272	993,416,727	3,945,184	80,487,182	10,230,169	172,561,478
305,343	13,325,183	187,288	7,491,088	44,692	898,295	218,352	3,569,822
(4,951,077)	(220,920,862)	(4,339,171)	(161,625,949)	(6,287,811)	(127,141,581)	(13,557,431)	(228,161,197)
796,163	34,123,641	22,595,389	839,281,866	(2,297,935)	(45,756,104)	(3,108,910)	(52,029,897)

26,218	1,232,691	—	—	—	—	—	—
26,218	1,232,691	—	—	—	—	—	—
9,193,814	$395,947,330	55,806,703	$2,068,906,633	(3,039,672)	$(60,585,444)	(1,296,662)	$(31,438,355)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Sands Capital Select Growth Fund				Touchstone Small Cap Fund
	For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,630,716	$48,635,115	3,858,599	$57,182,170	20,596	$265,447	188,126	$1,921,153
Reinvestment of distributions	726,548	12,765,441	937,160	10,739,861	5,640	70,614	26,489	310,982
Cost of Shares redeemed	(1,920,163)	(34,946,654)	(2,097,033)	(27,903,644)	(73,225)	(939,526)	(99,225)	(1,060,102)
Change from Class A Share Transactions	1,437,101	26,453,902	2,698,726	40,018,387	(46,989)	(603,465)	115,390	1,172,033
Class C
Proceeds from Shares issued	400,194	6,214,286	973,913	11,016,497	35,099	451,500	12,153	125,116
Reinvestment of distributions	280,249	4,077,626	829,669	8,089,277	381	4,341	23,637	254,101
Cost of Shares redeemed	(1,025,080)	(15,832,020)	(3,676,450)	(44,858,208)	(11,064)	(123,153)	(298,437)	(2,857,698)
Change from Class C Share Transactions	(344,637)	(5,540,108)	(1,872,868)	(25,752,434)	24,416	332,688	(262,647)	(2,478,481)
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	15,256,099	311,871,400	46,697,761	670,397,782	359,353	4,689,989	1,054,148	10,187,062
Reinvestment of distributions	6,900,842	134,290,391	12,162,722	152,642,157	79,888	1,025,095	244,189	2,930,498
Cost of Shares redeemed	(18,513,324)	(383,124,552)	(53,076,537)	(768,001,131)	(593,016)	(7,952,547)	(673,533)	(7,321,242)
Change from Class Y Share Transactions	3,643,617	63,037,239	5,783,946	55,038,808	(153,775)	(2,237,463)	624,804	5,796,318
Class Z
Proceeds from Shares issued	1,708,850	31,911,167	3,308,441	45,581,481	—	—	—	—
Reinvestment of distributions	2,953,208	51,976,461	6,518,393	74,831,156	—	—	—	—
Cost of Shares redeemed	(3,557,968)	(65,944,336)	(16,261,699)	(212,023,027)	—	—	—	—
Change from Class Z Share Transactions	1,104,090	17,943,292	(6,434,865)	(91,610,390)	—	—	—	—
Institutional Class
Proceeds from Shares issued	19,632,460	406,911,598	126	2,500	646,454	8,471,832	1,434,694	14,908,352
Proceeds from Shares issued in connection with merger(A)	128,604,796	2,547,803,595	—	—	—	—	—	—
Reinvestment of distributions	435	8,474	—	—	78,422	1,002,693	265,143	3,174,041
Cost of Shares redeemed	(26,237,168)	(540,730,464)	—	—	(771,970)	(10,024,603)	(1,456,134)	(15,374,523)
Change from Institutional Class Share Transactions	122,000,523	2,413,993,203	126	2,500	(47,094)	(550,078)	243,703	2,707,870
Class R6
Proceeds from Shares issued	6,030,810	124,389,461	831,692	15,504,377	—	—	—	—
Reinvestment of distributions	5,281	102,763	—	—	—	—	—	—
Cost of Shares redeemed	(817,408)	(16,581,977)	(831,566)	(15,700,235)	—	—	—	—
Change from Class R6 Share Transactions	5,218,683	107,910,247	126	(195,858)	—	—	—	—
Change from Share Transactions	133,059,377	$2,623,797,775	175,191	$(22,498,987)	(223,442)	$(3,058,318)	721,250	$7,197,740
(A)	See Note 9 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Cap Value Fund				Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020		For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

33,069	$801,201	39,242	$798,786	2,537,466	$23,433,570	8,960,406	$82,215,390
2,306	60,923	2,244	58,275	66,926	618,109	158,190	1,456,627
(40,276)	(1,072,748)	(255,442)	(5,496,226)	(1,344,323)	(12,420,161)	(3,374,696)	(31,039,396)
(4,901)	(210,624)	(213,956)	(4,639,165)	1,260,069	11,631,518	5,743,900	52,632,621

2,347	60,959	6,352	126,520	121,132	1,119,773	702,000	6,480,454
32	817	16	399	551	5,094	4,460	41,073
(4,598)	(122,247)	(17,500)	(355,218)	(164,481)	(1,520,857)	(589,856)	(5,434,947)
(2,219)	(60,471)	(11,132)	(228,299)	(42,798)	(395,990)	116,604	1,086,580

—	—	—	—	857,700	7,924,643	2,653,440	24,519,195
—	—	—	—	22,325	206,239	209,016	1,924,465
—	—	—	—	(1,381,440)	(12,762,801)	(10,805,304)	(99,176,330)
—	—	—	—	(501,415)	(4,631,919)	(7,942,848)	(72,732,670)

57,585	1,541,932	556,684	12,751,490	10,720,025	99,081,178	14,667,523	135,130,770
4,570	120,978	6,617	151,370	160,933	1,486,863	555,625	5,116,254
(155,008)	(4,096,254)	(223,585)	(4,827,025)	(7,248,784)	(66,981,447)	(16,470,996)	(151,437,130)
(92,853)	(2,433,344)	339,716	8,075,835	3,632,174	33,586,594	(1,247,848)	(11,190,106)

—	—	—	—	1,404,594	12,969,966	2,327,500	21,447,601
—	—	—	—	45,939	424,338	219,442	2,022,381
—	—	—	—	(2,258,675)	(20,874,911)	(7,033,838)	(64,723,235)
—	—	—	—	(808,142)	(7,480,607)	(4,486,896)	(41,253,253)

19,115	514,136	317,668	7,027,284	24,834,881	229,219,625	21,283,017	196,198,659
—	—	—	—	—	—	—	—
495	13,106	2,383	54,914	318,802	2,943,028	910,377	8,372,252
(107,836)	(2,857,311)	(1,610,102)	(33,727,826)	(16,590,629)	(153,150,850)	(16,097,325)	(147,659,585)
(88,226)	(2,330,069)	(1,290,051)	(26,645,628)	8,563,054	79,011,803	6,096,069	56,911,326

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(188,199)	$(5,034,508)	(1,175,423)	$(23,437,257)	12,102,942	$111,721,399	(1,721,019)	$(14,545,502)

Financial Highlights
Touchstone Active Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.23	$10.68	$10.01	$10.47	$10.59	$10.20
Income (loss) from investment operations:
Net investment income	0.13(A)	0.28(A)	0.27	0.23	0.24	0.26
Net realized and unrealized gains (losses) on investments	(0.22)	0.55	0.68	(0.43)	(0.11)	0.43
Total from investment operations:	(0.09)	0.83	0.95	(0.20)	0.13	0.69
Distributions from:
Net investment income	(0.14)	(0.28)	(0.28)	(0.26)	(0.25)	(0.30)
Realized capital gains	—	—	—	—(B)	—	—
Total distributions	(0.14)	(0.28)	(0.28)	(0.26)	(0.25)	(0.30)
Net asset value at end of period	$11.00	$11.23	$10.68	$10.01	$10.47	$10.59
Total return(C)	(0.81%)(D)	7.91%	9.68%	(1.87%)	1.26%	6.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$123,786	$128,086	$127,502	$133,083	$22,117	$25,324
Ratio to average net assets:
Net expenses	0.90%(E)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.94%(E)	0.95%	1.00%	0.97%	1.18%	1.19%
Net investment income	2.34%(E)	2.54%	2.68%	2.34%	2.33%	2.52%
Portfolio turnover rate	79%(D)	261%	235%	448%(F)	496%	590%
Touchstone Active Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.30	$9.82	$9.23	$9.68	$9.82	$9.48
Income (loss) from investment operations:
Net investment income	0.08(A)	0.18(A)	0.12	0.20	0.14	0.16
Net realized and unrealized gains (losses) on investments	(0.20)	0.51	0.68	(0.46)	(0.10)	0.41
Total from investment operations:	(0.12)	0.69	0.80	(0.26)	0.04	0.57
Distributions from:
Net investment income	(0.10)	(0.21)	(0.21)	(0.19)	(0.18)	(0.23)
Realized capital gains	—	—	—	—(B)	—	—
Total distributions	(0.10)	(0.21)	(0.21)	(0.19)	(0.18)	(0.23)
Net asset value at end of period	$10.08	$10.30	$9.82	$9.23	$9.68	$9.82
Total return(C)	(1.15%)(D)	7.11%	8.83%	(2.64%)	0.52%	6.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,582	$5,618	$11,743	$23,807	$4,642	$6,513
Ratio to average net assets:
Net expenses	1.65%(E)	1.65%	1.65%	1.65%	1.65%	1.65%
Gross expenses	2.08%(E)	1.93%	1.85%	1.79%	2.18%	2.09%
Net investment income	1.59%(E)	1.79%	1.93%	1.59%	1.58%	1.77%
Portfolio turnover rate	79%(D)	261%	235%	448%(F)	496%	590%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Active Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.22	$10.67	$10.00	$10.46	$10.59	$10.20
Income (loss) from investment operations:
Net investment income	0.15(A)	0.30(A)	0.31	0.26	0.27	0.29
Net realized and unrealized gains (losses) on investments	(0.22)	0.56	0.67	(0.43)	(0.12)	0.43
Total from investment operations:	(0.07)	0.86	0.98	(0.17)	0.15	0.72
Distributions from:
Net investment income	(0.16)	(0.31)	(0.31)	(0.29)	(0.28)	(0.33)
Realized capital gains	—	—	—	—(B)	—	—
Total distributions	(0.16)	(0.31)	(0.31)	(0.29)	(0.28)	(0.33)
Net asset value at end of period	$10.99	$11.22	$10.67	$10.00	$10.46	$10.59
Total return	(0.68%)(C)	8.18%	9.96%	(1.62%)	1.43%	7.18%
Ratios and supplemental data:
Net assets at end of period (000's)	$97,473	$90,235	$90,336	$165,937	$79,648	$76,544
Ratio to average net assets:
Net expenses	0.65%(D)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.70%(D)	0.73%	0.73%	0.70%	0.86%	0.90%
Net investment income	2.59%(D)	2.79%	2.93%	2.59%	2.58%	2.77%
Portfolio turnover rate	79%(C)	261%	235%	448%(E)	496%	590%
Touchstone Active Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$11.22	$10.67	$10.00	$10.46	$10.58	$10.19
Income (loss) from investment operations:
Net investment income	0.15(A)	0.31(A)	0.30	0.27	0.25	0.33
Net realized and unrealized gains (losses) on investments	(0.22)	0.56	0.69	(0.43)	(0.09)	0.40
Total from investment operations:	(0.07)	0.87	0.99	(0.16)	0.16	0.73
Distributions from:
Net investment income	(0.16)	(0.32)	(0.32)	(0.30)	(0.28)	(0.34)
Realized capital gains	—	—	—	—(B)	—	—
Total distributions	(0.16)	(0.32)	(0.32)	(0.30)	(0.28)	(0.34)
Net asset value at end of period	$10.99	$11.22	$10.67	$10.00	$10.46	$10.58
Total return	(0.65%)(C)	8.23%	10.06%	(1.54%)	1.61%	7.27%
Ratios and supplemental data:
Net assets at end of period (000's)	$125,422	$134,659	$96,477	$38,715	$20,800	$6,841
Ratio to average net assets:
Net expenses	0.57%(D)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.61%(D)	0.63%	0.66%	0.66%	0.87%	1.00%
Net investment income	2.67%(D)	2.87%	3.01%	2.67%	2.66%	2.85%
Portfolio turnover rate	79%(C)	261%	235%	448%(E)	496%	590%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Anti-Benchmark® International Core Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019(A)

Net asset value at beginning of period	$10.86	$10.20	$10.00
Income (loss) from investment operations:
Net investment income	0.03	0.08	0.24
Net realized and unrealized gains (losses) on investments	1.09	0.81	(0.03)
Total from investment operations:	1.12	0.89	0.21
Distributions from:
Net investment income	(0.20)	(0.23)	(0.01)
Net asset value at end of period	$11.78	$10.86	$10.20
Total return	10.32%(B)	8.74%	2.13%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$272	$243	$3
Ratio to average net assets:
Net expenses	0.69%(C)	0.69%	0.69%(C)
Gross expenses	4.49%(C)	9.11%	373.97%(C)
Net investment income	0.50%(C)	1.43%	2.74%(C)
Portfolio turnover rate	36%(B)	79%	117%(B)(D)
Touchstone Anti-Benchmark® International Core Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019(A)

Net asset value at beginning of period	$10.88	$10.20	$10.00
Income (loss) from investment operations:
Net investment income	0.04	0.17	0.21
Net realized and unrealized gains on investments	1.09	0.75	—
Total from investment operations:	1.13	0.92	0.21
Distributions from:
Net investment income	(0.22)	(0.24)	(0.01)
Net asset value at end of period	$11.79	$10.88	$10.20
Total return	10.33%(B)	9.00%	2.14%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$39,382	$36,876	$36,710
Ratio to average net assets:
Net expenses	0.59%(C)	0.59%	0.59%(C)
Gross expenses	0.94%(C)	0.96%	1.13%(C)
Net investment income	0.60%(C)	1.53%	2.84%(C)
Portfolio turnover rate	36%(B)	79%	117%(B)(D)
(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities received from processing a subscription-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Three Months Ended September 30, 2019(A)	Year Ended June 30,			Period Ended June 30, 2016(B)
				2019	2018	2017
Net asset value at beginning of period	$9.45	$10.03	$9.95	$9.96	$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.28	0.57	0.20	0.52	0.49	0.45	0.22
Net realized and unrealized gains (losses) on investments	0.68	(0.61)	0.04	0.12	(0.13)	0.45	0.07
Total from investment operations:	0.96	(0.04)	0.24	0.64	0.36	0.90	0.29
Distributions from:
Net investment income	(0.35)	(0.54)	(0.12)	(0.54)	(0.53)	(0.47)	(0.23)
Realized capital gains	—	—	(0.04)	(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.35)	(0.54)	(0.16)	(0.65)	(0.81)	(0.54)	(0.24)
Net asset value at end of period	$10.06	$9.45	$10.03	$9.95	$9.96	$10.41	$10.05
Total return(C)	10.25%(D)	(0.29%)	1.40%(D)	6.69%	3.50%	9.08%	2.95%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,948	$5,597	$7,239	$226	$153	$45	$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.15%(F)	1.18%	1.18%(F)	1.55%	1.76%	1.87%	1.73%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.54%(F)	1.61%	2.55%(F)	7.56%	10.00%	16.01%	38.32%(F)
Net investment income	5.52%(F)	5.90%	5.43%(F)	5.46%	5.00%	4.44%	3.53%(F)
Portfolio turnover rate	48%(D)	115%	28%(D)(H)	94%	70%	84%	91%(D)
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.08%, 1.08%, 1.08%, 1.45%, 1.69%, 1.69% and 1.69% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.47%, 1.51%, 2.45%, 7.46%, 9.93%, 15.83% and 38.28% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Three Months Ended September 30, 2019(A)	Year Ended June 30,			Period Ended June 30, 2016(B)
				2019	2018	2017
Net asset value at beginning of period	$9.18	$9.75	$9.98	$10.00	$10.44	$10.08	$10.00
Income (loss) from investment operations:
Net investment income	0.24	0.52	0.19	0.43	0.44	0.34	0.17
Net realized and unrealized gains (losses) on investments	0.65	(0.62)	(0.27)	0.14	(0.15)	0.48	0.08
Total from investment operations:	0.89	(0.10)	(0.08)	0.57	0.29	0.82	0.25
Distributions from:
Net investment income	(0.31)	(0.47)	(0.11)	(0.48)	(0.45)	(0.39)	(0.16)
Realized capital gains	—	—	(0.04)	(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.31)	(0.47)	(0.15)	(0.59)	(0.73)	(0.46)	(0.17)
Net asset value at end of period	$9.76	$9.18	$9.75	$9.98	$10.00	$10.44	$10.08
Total return(C)	9.78%(D)	(0.98%)	1.15%(D)	5.97%	2.69%	8.31%	2.59%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,931	$2,246	$4,538	$127	$22	$22	$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.90%(F)	1.93%	1.93%(F)	2.26%	2.51%	2.62%	2.48%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.98%(F)	2.61%	3.62%(F)	11.81%	34.60%	73.30%	276.34%(F)
Net investment income	4.77%(F)	5.15%	4.68%(F)	4.75%	4.25%	3.69%	2.79%(F)
Portfolio turnover rate	48%(D)	115%	28%(D)(H)	94%	70%	84%	91%(D)
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.83%, 1.83%, 1.83%, 2.16%, 2.44%, 2.44% and 2.44% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.91%, 2.51%, 3.52%, 11.71%, 34.53%, 73.12% and 276.30% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Three Months Ended September 30, 2019(A)	Year Ended June 30,			Period Ended June 30, 2016(B)
				2019	2018	2017
Net asset value at beginning of period	$9.57	$10.16	$9.95	$9.96	$10.41	$10.04	$10.00
Income (loss) from investment operations:
Net investment income	0.30	0.59	0.17	0.60	0.50	0.39	0.31
Net realized and unrealized gains (losses) on investments	0.69	(0.62)	0.21	0.06	(0.12)	0.54	(0.02)
Total from investment operations:	0.99	(0.03)	0.38	0.66	0.38	0.93	0.29
Distributions from:
Net investment income	(0.36)	(0.56)	(0.13)	(0.56)	(0.55)	(0.49)	(0.24)
Realized capital gains	—	—	(0.04)	(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.36)	(0.56)	(0.17)	(0.67)	(0.83)	(0.56)	(0.25)
Net asset value at end of period	$10.20	$9.57	$10.16	$9.95	$9.96	$10.41	$10.04
Total return	10.45%(C)	(0.13%)	1.54%(C)	7.05%	3.73%	9.39%	3.04%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$52,288	$36,558	$47,483	$11,356	$444	$315	$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.90%(E)	0.93%	0.93%(E)	1.09%	1.51%	1.62%	1.48%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.11%(E)	1.20%	1.60%(E)	1.71%	4.29%	8.25%	355.77%(E)
Net investment income	5.77%(E)	6.15%	5.68%(E)	5.93%	5.25%	4.69%	3.79%(E)
Portfolio turnover rate	48%(C)	115%	28%(C)(G)	94%	70%	84%	91%(C)
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.83%, 0.83%, 0.83%, 0.99%, 1.44%, 1.44% and 1.44% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.04%, 1.10%, 1.50%, 1.61%, 4.22%, 8.07% and 355.73% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Three Months Ended September 30, 2019(A)	Year Ended June 30,			Period Ended June 30, 2016(B)
				2019	2018	2017
Net asset value at beginning of period	$9.63	$10.22	$9.95	$9.96	$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.30	0.61	0.15	0.58	0.55	0.50	0.28
Net realized and unrealized gains (losses) on investments	0.70	(0.63)	0.29	0.09	(0.16)	0.43	0.03
Total from investment operations:	1.00	(0.02)	0.44	0.67	0.39	0.93	0.31
Distributions from:
Net investment income	(0.37)	(0.57)	(0.13)	(0.57)	(0.56)	(0.50)	(0.25)
Realized capital gains	—	—	(0.04)	(0.11)	(0.28)	(0.07)	(0.01)
Total distributions	(0.37)	(0.57)	(0.17)	(0.68)	(0.84)	(0.57)	(0.26)
Net asset value at end of period	$10.26	$9.63	$10.22	$9.95	$9.96	$10.41	$10.05
Total return	10.45%(C)	(0.02%)	1.57%(C)	7.04%	3.85%	9.47%	3.22%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$44,095	$42,982	$48,158	$47,531	$51,715	$53,150	$54,411
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.80%(E)	0.83%	0.83%(E)	1.24%	1.41%	1.52%	1.38%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.00%(E)	1.06%	1.36%(E)	1.50%	1.59%	1.69%	1.65%(E)
Net investment income	5.87%(E)	6.25%	5.78%(E)	5.78%	5.35%	4.79%	3.88%(E)
Portfolio turnover rate	48%(C)	115%	28%(C)(G)	94%	70%	84%	91%(C)
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.73%, 0.73%, 0.73%, 1.14%, 1.34%, 1.34% and 1.34% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 0.93%, 0.96%, 1.26%, 1.40%, 1.52%, 1.51%and 1.61% for the six months ended March 31, 2021, for the year ended September 30, 2020, for the period ended September 30, 2019, years ended June 30, 2019, 2018, 2017 and for the period ended June 30, 2016, respectively.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.86	$8.27	$8.12	$8.43	$8.21	$7.95
Income (loss) from investment operations:
Net investment income	0.20	0.39	0.40	0.41	0.39	0.41
Net realized and unrealized gains (losses) on investments	0.32	(0.41)	0.16	(0.31)	0.21	0.26
Total from investment operations:	0.52	(0.02)	0.56	0.10	0.60	0.67
Distributions from:
Net investment income	(0.20)	(0.39)	(0.41)	(0.41)	(0.38)	(0.41)
Net asset value at end of period	$8.18	$7.86	$8.27	$8.12	$8.43	$8.21
Total return(A)	6.59%(B)	(0.13%)	7.08%	1.24%	7.45%	8.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,643	$14,578	$14,642	$12,457	$16,925	$20,995
Ratio to average net assets:
Net expenses	1.05%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.23%(C)	1.25%	1.28%	1.29%	1.24%	1.23%
Net investment income	4.60%(C)	4.84%	4.95%	4.76%	4.63%	5.19%
Portfolio turnover rate	45%(B)	89%	63%	59%	69%	56%
Touchstone High Yield Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.84	$8.25	$8.10	$8.41	$8.19	$7.93
Income (loss) from investment operations:
Net investment income	0.14	0.29	0.34	0.34	0.33	0.35
Net realized and unrealized gains (losses) on investments	0.35	(0.37)	0.16	(0.30)	0.21	0.26
Total from investment operations:	0.49	(0.08)	0.50	0.04	0.54	0.61
Distributions from:
Net investment income	(0.17)	(0.33)	(0.35)	(0.35)	(0.32)	(0.35)
Net asset value at end of period	$8.16	$7.84	$8.25	$8.10	$8.41	$8.19
Total return(A)	6.22%(B)	(0.89%)	6.31%	0.50%	6.68%	7.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$938	$1,250	$4,582	$9,444	$13,025	$16,372
Ratio to average net assets:
Net expenses	1.80%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	3.19%(C)	2.35%	2.10%	2.00%	1.97%	1.94%
Net investment income	3.85%(C)	4.09%	4.20%	4.01%	3.88%	4.44%
Portfolio turnover rate	45%(B)	89%	63%	59%	69%	56%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$8.09	$8.52	$8.35	$8.67	$8.44	$8.16
Income (loss) from investment operations:
Net investment income	0.21	0.44	0.47	0.44	0.43	0.46
Net realized and unrealized gains (losses) on investments	0.33	(0.45)	0.14	(0.32)	0.21	0.25
Total from investment operations:	0.54	(0.01)	0.61	0.12	0.64	0.71
Distributions from:
Net investment income	(0.21)	(0.42)	(0.44)	(0.44)	(0.41)	(0.43)
Net asset value at end of period	$8.42	$8.09	$8.52	$8.35	$8.67	$8.44
Total return	6.72%(A)	0.02%	7.52%	1.44%	7.74%	9.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,220	$33,694	$44,030	$63,983	$75,435	$85,739
Ratio to average net assets:
Net expenses	0.80%(B)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.91%(B)	0.89%	0.91%	0.88%	0.90%	0.91%
Net investment income	4.85%(B)	5.09%	5.20%	5.01%	4.88%	5.44%
Portfolio turnover rate	45%(A)	89%	63%	59%	69%	56%
Touchstone High Yield Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$8.09	$8.51	$8.35	$8.66	$8.43	$8.16
Income (loss) from investment operations:
Net investment income	0.20	0.43	0.44	0.44	0.42	0.44
Net realized and unrealized gains (losses) on investments	0.34	(0.42)	0.16	(0.30)	0.22	0.27
Total from investment operations:	0.54	0.01	0.60	0.14	0.64	0.71
Distributions from:
Net investment income	(0.21)	(0.43)	(0.44)	(0.45)	(0.41)	(0.44)
Net asset value at end of period	$8.42	$8.09	$8.51	$8.35	$8.66	$8.43
Total return	6.77%(A)	0.21%	7.47%	1.63%	7.70%	9.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$140,351	$135,974	$135,328	$111,705	$112,503	$93,267
Ratio to average net assets:
Net expenses	0.72%(B)	0.72%	0.72%	0.72%	0.72%	0.72%
Gross expenses	0.75%(B)	0.75%	0.77%	0.76%	0.75%	0.77%
Net investment income	4.93%(B)	5.17%	5.28%	5.09%	4.96%	5.52%
Portfolio turnover rate	45%(A)	89%	63%	59%	69%	56%
(A)	Not annualized.
(B)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.80	$10.44	$9.77	$10.13	$10.38	$10.19
Income (loss) from investment operations:
Net investment income	0.08	0.19	0.23	0.22	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.34)	0.37	0.69	(0.33)	(0.17)	0.22
Total from investment operations:	(0.26)	0.56	0.92	(0.11)	0.01	0.46
Distributions from:
Net investment income	(0.10)	(0.20)	(0.25)	(0.25)	(0.26)	(0.27)
Net asset value at end of period	$10.44	$10.80	$10.44	$9.77	$10.13	$10.38
Total return(A)	(2.43%)(B)	5.46%	9.59%	(1.07%)	0.15%	4.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,923	$16,509	$10,083	$5,697	$5,137	$8,639
Ratio to average net assets:
Net expenses	0.85%(C)	0.85%	0.85%	0.85%	0.85%	0.87%
Gross expenses	0.94%(C)	1.03%	1.19%	1.30%	1.22%	1.25%
Net investment income	1.54%(C)	1.83%	2.28%	2.25%	1.98%	2.26%
Portfolio turnover rate	12%(B)	21%	22%	40%	18%	12%
Touchstone Impact Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.79	$10.43	$9.75	$10.12	$10.36	$10.18
Income (loss) from investment operations:
Net investment income	0.04	0.12	0.16	0.16	0.11	0.15
Net realized and unrealized gains (losses) on investments	(0.34)	0.37	0.70	(0.35)	(0.17)	0.22
Total from investment operations:	(0.30)	0.49	0.86	(0.19)	(0.06)	0.37
Distributions from:
Net investment income	(0.06)	(0.13)	(0.18)	(0.18)	(0.18)	(0.19)
Net asset value at end of period	$10.43	$10.79	$10.43	$9.75	$10.12	$10.36
Total return(A)	(2.80%)(B)	4.69%	8.89%	(1.94%)	(0.51%)	3.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,617	$1,737	$1,475	$1,087	$1,876	$2,813
Ratio to average net assets:
Net expenses	1.60%(C)	1.60%	1.60%	1.60%	1.60%	1.62%
Gross expenses	2.44%(C)	2.55%	2.94%	2.78%	2.30%	2.19%
Net investment income	0.79%(C)	1.08%	1.53%	1.50%	1.23%	1.51%
Portfolio turnover rate	12%(B)	21%	22%	40%	18%	12%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.82	$10.45	$9.78	$10.15	$10.39	$10.20
Income (loss) from investment operations:
Net investment income	0.09	0.22	0.26	0.24	0.24	0.26
Net realized and unrealized gains (losses) on investments	(0.35)	0.38	0.69	(0.33)	(0.19)	0.23
Total from investment operations:	(0.26)	0.60	0.95	(0.09)	0.05	0.49
Distributions from:
Net investment income	(0.11)	(0.23)	(0.28)	(0.28)	(0.29)	(0.30)
Net asset value at end of period	$10.45	$10.82	$10.45	$9.78	$10.15	$10.39
Total return	(2.40%)(A)	5.81%	9.84%	(0.92%)	0.50%	4.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$164,293	$145,821	$95,218	$54,895	$37,233	$49,484
Ratio to average net assets:
Net expenses	0.60%(B)	0.60%	0.60%	0.60%	0.60%	0.62%
Gross expenses	0.61%(B)	0.64%	0.68%	0.67%	0.73%	0.71%
Net investment income	1.79%(B)	2.08%	2.53%	2.50%	2.23%	2.51%
Portfolio turnover rate	12%(A)	21%	22%	40%	18%	12%
Touchstone Impact Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.82	$10.45	$9.78	$10.14	$10.39	$10.20
Income (loss) from investment operations:
Net investment income	0.10	0.23	0.27	0.26	0.25	0.28
Net realized and unrealized gains (losses) on investments	(0.35)	0.38	0.69	(0.33)	(0.20)	0.22
Total from investment operations:	(0.25)	0.61	0.96	(0.07)	0.05	0.50
Distributions from:
Net investment income	(0.12)	(0.24)	(0.29)	(0.29)	(0.30)	(0.31)
Net asset value at end of period	$10.45	$10.82	$10.45	$9.78	$10.14	$10.39
Total return	(2.35%)(A)	5.92%	9.95%	(0.72%)	0.51%	4.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$216,651	$227,734	$207,462	$191,224	$222,013	$166,008
Ratio to average net assets:
Net expenses	0.50%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.58%(B)	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.89%(B)	2.18%	2.63%	2.60%	2.33%	2.63%
Portfolio turnover rate	12%(A)	21%	22%	40%	18%	12%
(A)	Not annualized.
(B)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International ESG Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.44	$8.50	$9.58	$9.40	$8.77	$8.27
Income (loss) from investment operations:
Net investment income	0.04	0.03	0.15	0.24	0.25	0.22
Net realized and unrealized gains (losses) on investments	1.51	0.62	(0.29)	0.35	0.62	1.04
Total from investment operations:	1.55	0.65	(0.14)	0.59	0.87	1.26
Distributions from:
Net investment income	(0.03)	(0.02)	(0.17)	(0.23)	(0.24)	(0.21)
Realized capital gains	—	(1.69)	(0.77)	(0.18)	—	(0.55)
Total distributions	(0.03)	(1.71)	(0.94)	(0.41)	(0.24)	(0.76)
Net asset value at end of period	$8.96	$7.44	$8.50	$9.58	$9.40	$8.77
Total return(A)	20.84%(B)	7.93%	(0.81%)	6.41%	10.10%	16.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,669	$11,719	$10,333	$11,984	$22,725	$26,907
Ratio to average net assets:
Net expenses	1.17%(C)	1.17%	1.20%	1.20%	1.20%	1.20%
Gross expenses	1.70%(C)	1.81%	1.52%	1.41%	1%	1.34%
Net investment income	0.58%(C)	0.68%	1.71%	2.16%	2.69%	2.57%
Portfolio turnover rate	39%(B)	80%	123%	68%	39%	38%
Touchstone International ESG Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.40	$8.48	$9.57	$9.39	$8.75	$8.26
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.03)	0.09	0.14	0.17	0.15
Net realized and unrealized gains (losses) on investments	1.54	0.64	(0.30)	0.38	0.64	1.04
Total from investment operations:	1.51	0.61	(0.21)	0.52	0.81	1.19
Distributions from:
Net investment income	—	—(D)	(0.11)	(0.16)	(0.17)	(0.15)
Realized capital gains	—	(1.69)	(0.77)	(0.18)	—	(0.55)
Total distributions	—	(1.69)	(0.88)	(0.34)	(0.17)	(0.70)
Net asset value at end of period	$8.91	$7.40	$8.48	$9.57	$9.39	$8.75
Total return(A)	20.41%(B)	7.35%	(1.61%)	5.62%	9.42%	15.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,356	$4,066	$10,691	$19,455	$22,324	$25,781
Ratio to average net assets:
Net expenses	1.95%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.65%(C)	2.56%	2.16%	2.07%	2.05%	2.05%
Net investment income (loss)	(0.20%)(C)	(0.10%)	1.05%	1.41%	1.94%	1.82%
Portfolio turnover rate	39%(B)	80%	123%	68%	39%	38%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International ESG Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$7.43	$8.47	$9.55	$9.38	$8.75	$8.25
Income (loss) from investment operations:
Net investment income	0.03	0.07	0.18	0.23	0.26	0.23
Net realized and unrealized gains (losses) on investments	1.54	0.61	(0.30)	0.37	0.63	1.05
Total from investment operations:	1.57	0.68	(0.12)	0.60	0.89	1.28
Distributions from:
Net investment income	(0.05)	(0.03)	(0.19)	(0.25)	(0.26)	(0.23)
Realized capital gains	—	(1.69)	(0.77)	(0.18)	—	(0.55)
Total distributions	(0.05)	(1.72)	(0.96)	(0.43)	(0.26)	(0.78)
Net asset value at end of period	$8.95	$7.43	$8.47	$9.55	$9.38	$8.75
Total return	21.17%(A)	8.32%	(0.57%)	6.59%	10.41%	17.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,620	$11,550	$16,554	$56,185	$75,763	$99,953
Ratio to average net assets:
Net expenses	0.90%(B)	0.90%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.39%(B)	1.49%	1.09%	0.99%	1.00%	1.03%
Net investment income	0.85%(B)	0.95%	2.17%	2.41%	2.94%	2.82%
Portfolio turnover rate	39%(A)	80%	123%	68%	39%	38%
Touchstone International ESG Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Period Ended September 30, 2019(C)

Net asset value at beginning of period	$7.43	$8.48	$8.05(D)
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.07	(0.01)
Net realized and unrealized gains on investments	1.53	0.60	0.45
Total from investment operations:	1.57	0.67	0.44
Distributions from:
Net investment income	(0.05)	(0.03)	(0.01)
Realized capital gains	—	(1.69)	—
Total distributions	(0.05)	(1.72)	(0.01)
Net asset value at end of period	$8.95	$7.43	$8.48
Total return	21.18%(A)	8.30%	5.46%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$3	$3	$3
Ratio to average net assets:
Net expenses	0.89%(B)	0.89%	0.89%(B)
Gross expenses	364.62%(B)	314.41%	2,643.52%(B)
Net investment income (loss)	0.86%(B)	0.96%	(0.97%)(B)
Portfolio turnover rate	39%(A)	80%	123%(A)
(A)	Not annualized.
(B)	Annualized.
(C)	Represents the period from commencement of operations (November 16, 2018) through September 30, 2019.
(D)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on August 23, 2019.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$39.04	$38.87	$34.99	$30.50	$25.91	$23.22
Income (loss) from investment operations:
Net investment income (loss)	(0.06)(A)	0.03(A)	0.05	0.01(A)	(0.02)(A)	0.12
Net realized and unrealized gains on investments	8.08	1.27	5.00	4.79	4.69	2.57
Total from investment operations:	8.02	1.30	5.05	4.80	4.67	2.69
Distributions from:
Net investment income	(0.13)	(0.24)	(0.02)	—	(0.08)	—
Realized capital gains	(0.70)	(0.89)	(1.15)	(0.31)	—	—
Total distributions	(0.83)	(1.13)	(1.17)	(0.31)	(0.08)	—
Net asset value at end of period	$46.23	$39.04	$38.87	$34.99	$30.50	$25.91
Total return(B)	20.71%(C)	3.32%	15.34%	15.83%	18.08%	11.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$134,026	$103,964	$61,772	$36,824	$34,761	$53,044
Ratio to average net assets:
Net expenses	1.21%(D)	1.21%	1.23%	1.24%	1.24%	1.24%
Gross expenses	1.22%(D)	1.29%	1.36%	1.35%	1.36%	1.35%
Net investment income (loss)	(0.28%)(D)	0.08%	0.19%	0.04%	(0.09%)	0.43%
Portfolio turnover rate	13%(C)(E)	18%	25%	46%	19%	19%
Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$36.38	$36.34	$33.01	$29.02	$24.76	$22.35
Income (loss) from investment operations:
Net investment loss	(0.20)(A)	(0.23)(A)	(0.17)	(0.22)(A)	(0.22)(A)	(0.12)
Net realized and unrealized gains on investments	7.52	1.16	4.65	4.52	4.48	2.53
Total from investment operations:	7.32	0.93	4.48	4.30	4.26	2.41
Distributions from:
Net investment income	(0.06)	—	—	—	—	—
Realized capital gains	(0.70)	(0.89)	(1.15)	(0.31)	—	—
Total distributions	(0.76)	—	—	—	—	—
Net asset value at end of period	$42.94	$36.38	$36.34	$33.01	$29.02	$24.76
Total return(B)	20.30%(C)	2.54%	14.48%	14.91%	17.21%	10.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$95,984	$78,959	$66,855	$56,274	$57,224	$59,431
Ratio to average net assets:
Net expenses	1.92%(D)	1.96%	1.98%	1.99%	1.99%	1.99%
Gross expenses	1.92%(D)	2.00%	2.07%	2.08%	2.11%	2.13%
Net investment loss	(0.99%)(D)	(0.67%)	(0.56%)	(0.71%)	(0.84%)	(0.32%)
Portfolio turnover rate	13%(C)(E)	18%	25%	46%	19%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$39.55	$39.33	$35.33	$30.77	$26.14	$23.38
Income (loss) from investment operations:
Net investment income (loss)	(0.01)(A)	0.12(A)	0.14	0.10(A)	0.05(A)	0.18
Net realized and unrealized gains on investments	8.21	1.28	5.05	4.82	4.74	2.59
Total from investment operations:	8.20	1.40	5.19	4.92	4.79	2.77
Distributions from:
Net investment income	(0.16)	(0.29)	(0.04)	(0.05)	(0.16)	(0.01)
Realized capital gains	(0.70)	(0.89)	(1.15)	(0.31)	—	—
Total distributions	(0.86)	(1.18)	(1.19)	(0.36)	(0.16)	(0.01)
Net asset value at end of period	$46.89	$39.55	$39.33	$35.33	$30.77	$26.14
Total return	20.90%(B)	3.57%	15.62%	16.09%	18.40%	11.87%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,306,164	$2,443,232	$1,194,001	$712,578	$551,794	$476,831
Ratio to average net assets:
Net expenses	0.96%(C)(D)	0.96%	0.98%	0.99%	0.99%	0.99%
Gross expenses	0.91%(C)	1.00%	1.07%	1.05%	1.08%	1.07%
Net investment income (loss)	(0.03%)(C)	0.33%	0.44%	0.29%	0.16%	0.68%
Portfolio turnover rate	13%(B)(E)	18%	25%	46%	19%	19%
Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$38.75	$38.62	$34.78	$30.32	$25.75	$23.08
Income (loss) from investment operations:
Net investment income (loss)	(0.06)(A)	0.03(A)	0.05	0.01(A)	(0.02)(A)	0.12
Net realized and unrealized gains on investments	8.04	1.25	4.96	4.76	4.67	2.55
Total from investment operations:	7.98	1.28	5.01	4.77	4.65	2.67
Distributions from:
Net investment income	(0.13)	(0.26)	(0.02)	—	(0.08)	(—)(F)
Realized capital gains	(0.70)	(0.89)	(1.15)	(0.31)	—	—
Total distributions	(0.83)	(1.15)	(1.17)	(0.31)	(0.08)	(—)(F)
Net asset value at end of period	$45.90	$38.75	$38.62	$34.78	$30.32	$25.75
Total return	20.75%(B)	3.30%	15.32%	15.83%	18.08%	11.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,781	$77,184	$61,657	$20,464	$19,312	$18,934
Ratio to average net assets:
Net expenses	1.21%(C)	1.21%	1.22%	1.24%	1.24%	1.24%
Gross expenses	1.28%(C)	1.30%	1.37%	1.40%	1.44%	1.46%
Net investment income (loss)	(0.28%)(C)	0.08%	0.19%	0.04%	(0.09%)	0.43%
Portfolio turnover rate	13%(B)(E)	18%	25%	46%	19%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(F)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$39.64	$39.41	$35.38	$30.81	$26.18	$23.40
Income (loss) from investment operations:
Net investment income	0.02(A)	0.15(A)	0.15	0.12(A)	0.07(A)	0.19
Net realized and unrealized gains on investments	8.22	1.29	5.08	4.83	4.74	2.61
Total from investment operations:	8.24	1.44	5.23	4.95	4.81	2.80
Distributions from:
Net investment income	(0.16)	(0.32)	(0.05)	(0.07)	(0.18)	(0.02)
Realized capital gains	(0.70)	(0.89)	(1.15)	(0.31)	—	—
Total distributions	(0.86)	(1.21)	(1.20)	(0.38)	(0.18)	(0.02)
Net asset value at end of period	$47.02	$39.64	$39.41	$35.38	$30.81	$26.18
Total return	20.97%(B)	3.64%	15.71%	16.18%	18.50%	11.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,392,612	$1,142,677	$245,418	$129,284	$113,867	$77,775
Ratio to average net assets:
Net expenses	0.85%(C)(D)	0.89%(D)	0.91%	0.92%	0.92%	0.92%
Gross expenses	0.83%(C)	0.89%	0.97%	0.97%	0.98%	0.99%
Net investment income	0.08%(C)	0.40%	0.51%	0.36%	0.23%	0.75%
Portfolio turnover rate	13%(B)(E)	18%	25%	46%	19%	19%
Touchstone Mid Cap Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
Period Ended March 31, 2021 (Unaudited)(F)

Net asset value at beginning of period	$45.92
Income (loss) from investment operations:
Net investment income	0.01(A)
Net realized and unrealized gains on investments	1.09
Total from investment operations:	1.10
Net asset value at end of period	$47.02
Total return	2.40%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,233
Ratio to average net assets:
Net expenses	0.79%(C)
Gross expenses	363.61%(C)
Net investment income	0.14%(C)
Portfolio turnover rate	13%(B)(E)
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(F)	Represents the period from commencement of operations (February 22, 2021) through March 31, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.71	$17.91	$18.71	$19.36	$17.49	$15.70
Income (loss) from investment operations:
Net investment income	0.02(A)	0.09	0.12	0.07	0.04	0.09(A)
Net realized and unrealized gains (losses) on investments	6.21	(1.20)	(0.06)	0.48	2.47	2.76
Total from investment operations:	6.23	(1.11)	0.06	0.55	2.51	2.85
Distributions from:
Net investment income	(0.03)	(0.09)	(0.10)	(0.06)	(0.03)	(0.10)
Realized capital gains	—	—	(0.76)	(1.14)	(0.61)	(0.96)
Total distributions	(0.03)	(0.09)	(0.86)	(1.20)	(0.64)	(1.06)
Net asset value at end of period	$22.91	$16.71	$17.91	$18.71	$19.36	$17.49
Total return(B)	37.38%(C)	(6.20%)	0.81%	2.80%	14.62%	19.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,113	$9,864	$10,866	$17,217	$21,001	$21,867
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.23%(D)(E)	1.22%	1.22%	1.25%	1.27%	1.27%
Gross expenses (including liquidity provider expenses)	1.48%(D)(F)	1.59%	1.53%	1.48%	1.47%	1.59%
Net investment income	0.17%(D)	0.50%	0.59%	0.32%	0.19%	0.56%
Portfolio turnover rate	23%(C)(G)	37%	34%	31%	43%	45%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.22% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.47% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.17	$17.37	$18.20	$18.94	$17.23	$15.49
Income (loss) from investment operations:
Net investment loss	(0.06)(A)	(0.24)	(0.12)	(0.13)	(0.06)	(0.03)(A)
Net realized and unrealized gains (losses) on investments	6.02	(0.96)	0.05	0.53	2.38	2.73
Total from investment operations:	5.96	(1.20)	(0.07)	0.40	2.32	2.70
Distributions from:
Realized capital gains	—	—	(0.76)	(1.14)	(0.61)	(0.96)
Net asset value at end of period	$22.13	$16.17	$17.37	$18.20	$18.94	$17.23
Total return(B)	36.86%(C)	(6.91%)	0.06%	2.04%	13.78%	18.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,768	$3,296	$5,378	$7,755	$10,758	$4,088
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.98%(D)(E)	1.97%	1.97%	2.01%	2.02%	2.02%
Gross expenses (including liquidity provider expenses)	2.47%(D)(F)	2.57%	2.40%	2.31%	2.33%	2.75%
Net investment loss	(0.58%)(D)	(0.25%)	(0.17%)	(0.43%)	(0.56%)	(0.19%)
Portfolio turnover rate	23%(C)(G)	37%	34%	31%	43%	45%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C was 1.97% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C was 2.46% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.78	$17.99	$18.79	$19.45	$17.57	$15.76
Income (loss) from investment operations:
Net investment income	0.04(A)	0.12	0.14	0.11	0.08	0.13(A)
Net realized and unrealized gains (losses) on investments	6.25	(1.20)	(0.04)	0.48	2.49	2.78
Total from investment operations:	6.29	(1.08)	0.10	0.59	2.57	2.91
Distributions from:
Net investment income	(0.04)	(0.13)	(0.14)	(0.11)	(0.08)	(0.14)
Realized capital gains	—	—	(0.76)	(1.14)	(0.61)	(0.96)
Total distributions	(0.04)	(0.13)	(0.90)	(1.25)	(0.69)	(1.10)
Net asset value at end of period	$23.03	$16.78	$17.99	$18.79	$19.45	$17.57
Total return	37.53%(B)	(5.97%)	1.08%	3.00%	14.91%	19.51%
Ratios and supplemental data:
Net assets at end of period (000's)	$393,183	$299,596	$286,407	$337,247	$322,979	$292,978
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.98%(C)(D)	0.97%	0.97%	1.00%	1.02%	1.03%
Gross expenses (including liquidity provider expenses)	1.16%(C)(E)	1.22%	1.19%	1.05%	1.10%	1.13%
Net investment income	0.42%(C)	0.75%	0.84%	0.57%	0.43%	0.81%
Portfolio turnover rate	23%(B)(F)	37%	34%	31%	43%	45%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.97% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.15% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(F)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.87	$18.09	$18.89	$19.54	$17.64	$15.82
Income (loss) from investment operations:
Net investment income	0.06(A)	0.15	0.17	0.12	0.09	0.16(A)
Net realized and unrealized gains (losses) on investments	6.28	(1.22)	(0.04)	0.50	2.52	2.78
Total from investment operations:	6.34	(1.07)	0.13	0.62	2.61	2.94
Distributions from:
Net investment income	(0.05)	(0.15)	(0.17)	(0.13)	(0.10)	(0.16)
Realized capital gains	—	—	(0.76)	(1.14)	(0.61)	(0.96)
Total distributions	(0.05)	(0.15)	(0.93)	(1.27)	(0.71)	(1.12)
Net asset value at end of period	$23.16	$16.87	$18.09	$18.89	$19.54	$17.64
Total return	37.61%(B)	(5.86%)	1.20%	3.17%	15.04%	19.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$455,039	$370,247	$453,198	$431,412	$334,083	$185,989
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.85%(C)(D)	0.84%	0.84%	0.87%	0.89%	0.89%
Gross expenses (including liquidity provider expenses)	0.98%(C)(E)	0.98%	0.97%	0.99%	1.01%	1.03%
Net investment income	0.55%(C)	0.88%	0.97%	0.70%	0.57%	0.94%
Portfolio turnover rate	23%(B)(F)	37%	34%	31%	43%	45%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.84% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.97% for the six months ended March 31, 2021. There was no liquidity provider expenses prior to 2021.
(F)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.22	$13.12	$17.73	$16.58	$16.14	$16.48
Income (loss) from investment operations:
Net investment loss	(0.09)(A)	(0.11)(A)	(0.06)	(0.21)	(0.34)	(0.28)
Net realized and unrealized gains (losses) on investments	2.61	6.58	(0.72)	4.72	2.94	1.47
Total from investment operations:	2.52	6.47	(0.78)	4.51	2.60	1.19
Distributions from:
Realized capital gains	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)	(1.53)
Net asset value at end of period	$17.89	$17.22	$13.12	$17.73	$16.58	$16.14
Total return(B)	14.84%(C)	58.43%	(1.75%)	33.03%	19.63%	7.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$195,769	$163,697	$89,299	$97,583	$89,860	$138,315
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.09%(E)	1.25%(F)	1.44%(F)	1.43%(F)	1.23%	1.07%
Gross expenses (including liquidity provider expenses)(G)	1.09%(E)	1.24%	1.44%	1.43%	1.25%	1.09%
Net investment loss	(0.98%)(E)	(0.85%)	(1.23%)	(1.28%)	(0.95%)	(0.81%)
Portfolio turnover rate	17%(C)(H)	41%(H)	25%(H)	21%(H)	22%	46%
Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$14.57	$11.52	$16.20	$15.51	$15.36	$15.86
Income (loss) from investment operations:
Net investment loss	(0.14)(A)	(0.18)(A)	(0.51)	(0.24)	(0.79)	(0.52)
Net realized and unrealized gains (losses) on investments	2.20	5.60	(0.34)	4.29	3.10	1.55
Total from investment operations:	2.06	5.42	(0.85)	4.05	2.31	1.03
Distributions from:
Realized capital gains	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)	(1.53)
Net asset value at end of period	$14.78	$14.57	$11.52	$16.20	$15.51	$15.36
Total return(B)	14.35%(C)	57.27%	(2.44%)	32.11%	18.77%	6.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,498	$36,065	$50,079	$80,444	$73,516	$111,951
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.92%(E)	2.01%	2.19%	2.18%	1.98%	1.82%
Gross expenses (including liquidity provider expenses)(G)	1.92%(E)	2.04%	2.21%	2.19%	2.01%	1.84%
Net investment loss	(1.81%)(E)	(1.56%)	(1.98%)	(2.03%)	(1.70%)	(1.56%)
Portfolio turnover rate	17%(C)(H)	41%(H)	25%(H)	21%(H)	22%	46%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.07%, 1.22%, 1.40% and 1.42% and for Class C were 1.90%, 1.98%, 2.15% and 2.17% for the six months ended March 31, 2021 and for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.07%, 1.21%, 1.40% and 1.42% and for Class C were 1.90%, 2.01%, 2.17% and 2.18% for the six months ended March 31, 2021 and for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$18.89	$14.14	$18.73	$17.29	$16.70	$16.96
Income (loss) from investment operations:
Net investment loss	(0.08)(A)	(0.09)(A)	(0.14)	(0.18)	(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	2.87	7.21	(0.62)	4.98	2.85	1.38
Total from investment operations:	2.79	7.12	(0.76)	4.80	2.75	1.27
Distributions from:
Realized capital gains	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)	(1.53)
Net asset value at end of period	$19.83	$18.89	$14.14	$18.73	$17.29	$16.70
Total return	14.96%(B)	58.86%	(1.45%)	33.36%	19.89%	7.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,715,599	$1,565,333	$1,089,979	$1,556,324	$1,775,755	$2,209,841
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.85%(D)	1.00%(E)	1.19%(E)	1.18%(E)	0.98%	0.82%
Gross expenses (including liquidity provider expenses)(F)	0.85%(D)	0.99%	1.18%	1.17%	0.99%	0.82%
Net investment loss	(0.74%)(D)	(0.58%)	(0.98%)	(1.03%)	(0.70%)	(0.56%)
Portfolio turnover rate	17%(B)(G)	41%(G)	25%(G)	21%(G)	22%	46%
Touchstone Sands Capital Select Growth Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.25	$13.14	$17.75	$16.58	$16.15	$16.49
Income (loss) from investment operations:
Net investment income (loss)	(0.10)(A)	(0.11)(A)	(0.17)	(0.20)	(0.32)	(0.29)
Net realized and unrealized gains (losses) on investments	2.62	6.59	(0.61)	4.73	2.91	1.48
Total from investment operations:	2.52	6.48	(0.78)	4.53	2.59	1.19
Distributions from:
Realized capital gains	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)	(1.53)
Net asset value at end of period	$17.92	$17.25	$13.14	$17.75	$16.58	$16.15
Total return	14.81%(B)	58.42%	(1.69%)	33.10%	19.62%	7.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$530,561	$491,741	$458,996	$611,071	$556,651	$777,930
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.16%(D)(E)	1.24%	1.43%	1.42%	1.22%	1.04%
Gross expenses (including liquidity provider expenses)(F)	1.15%(D)	1.31%	1.49%	1.47%	1.28%	1.11%
Net investment income (loss)	(1.05%)(D)	(0.82%)	(1.22%)	(1.27%)	(0.94%)	(0.79%)
Portfolio turnover rate	17%(B)(G)	41%(G)	25%(G)	21%(G)	22%	46%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.83%, 0.97%, 1.15% and 1.17% and for Class Z were 1.14%, 1.21%, 1.39% and 1.41% for the six months ended March 31, 2021 and for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)	Annualized.
(E)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.83%, 0.96%, 1.14% and 1.16% and for Class Z were 1.13%, 1.28%, 1.45% and 1.46% for the six months ended March 31, 2021 and for years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Period Ended September 30, 2020(A)

Net asset value at beginning of period	$18.89	$19.81(B)
Income (loss) from investment operations:
Net investment income (loss)	(0.07)(C)	(0.01)(C)
Net realized and unrealized gains (losses) on investments	2.87	(0.91)
Total from investment operations:	2.80	(0.92)
Distributions from:
Realized capital gains	(1.85)	—
Net asset value at end of period	$19.84	$18.89
Total return	15.02%(D)	(4.64%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,420,237	$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.78%(F)	0.81%(F)
Gross expenses (including liquidity provider expenses)(G)	0.78%(F)	1,344.66%(F)
Net investment loss	(0.67%)(F)	(0.81%)(F)
Portfolio turnover rate	17%(D)(H)	41%(H)
Touchstone Sands Capital Select Growth Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Period Ended September 30, 2020(A)

Net asset value at beginning of period	$18.89	$19.81(B)
Income (loss) from investment operations:
Net investment loss	(0.06)(C)	(0.01)(C)
Net realized and unrealized gains (losses) on investments	2.85	(0.91)
Total from investment operations:	2.79	(0.92)
Distributions from:
Realized capital gains	(1.85)	—
Net asset value at end of period	$19.83	$18.89
Total return	14.96%(D)	(4.64%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$103,485	$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.74%(F)	0.75%(F)
Gross expenses (including liquidity provider expenses)(G)	0.83%(F)	3.55%(F)
Net investment loss	(0.63%)(F)	(0.73%)(F)
Portfolio turnover rate	17%(D)(H)	41%(H)
(A)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.76% and 0.78% and for Class R6 was 0.72% and 0.72% for the six months ended March 31, 2021 and for the period ended September 30, 2020.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.76% and 1344.63% and for Class R6 was 0.81% and 3.52% for the six months ended March 31, 2021 and for the period ended September 30, 2020.
(H)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.29	$12.35	$16.24	$17.73	$16.24	$17.73
Income (loss) from investment operations:
Net investment income	0.05	0.01(A)	—(B)	0.32(A)(C)	0.02	—(B)
Net realized and unrealized gains (losses) on investments	3.94	(0.98)	(0.49)	1.52	1.47	0.59
Total from investment operations:	3.99	(0.97)	(0.49)	1.84	1.49	0.59
Distributions from:
Net investment income	—	—	—	(0.34)	—	(0.13)
Realized capital gains	(0.20)	(1.09)	(3.40)	(2.99)	—	(1.95)
Total distributions	(0.20)	(1.09)	(3.40)	(3.33)	—	(2.08)
Net asset value at end of period	$14.08	$10.29	$12.35	$16.24	$17.73	$16.24
Total return(D)	38.98%(E)	(8.92%)	0.22%	12.14%	9.17%	3.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,240	$4,313	$3,750	$8,142	$12,461	$37,942
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.27%(G)	1.27%	1.39%	1.39%	1.38%	1.38%
Gross expenses (including liquidity provider expenses)(H)	1.87%(G)	2.09%	2.01%	1.65%	1.52%	1.45%
Net investment income	0.82%(G)	0.08%	0.02%	1.99%(C)	—(B)	—(B)
Portfolio turnover rate	11%(E)(I)	22%(I)	17%(I)	29%(I)	18%	17%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share of 0.005%
(C)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class A by $0.34 and 2.10%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.24%, 1.24%, 1.34% and 1.38% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.84%, 2.06%, 1.96% and 1.64% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(I)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.38	$11.41	$15.40	$16.94	$15.63	$17.16
Income (loss) from investment operations:
Net investment income (loss)	0.71	(0.07)(A)	(0.10)	0.19(A)(B)	(0.31)	(0.16)
Net realized and unrealized gains (losses) on investments	2.88	(0.87)	(0.49)	1.45	1.62	0.60
Total from investment operations:	3.59	(0.94)	(0.59)	1.64	1.31	0.44
Distributions from:
Net investment income	—	—	—	(0.19)	—	(0.02)
Realized capital gains	(0.20)	(1.09)	(3.40)	(2.99)	—	(1.95)
Total distributions	(0.20)	(1.09)	(3.40)	(3.18)	—	(1.97)
Net asset value at end of period	$12.77	$9.38	$11.41	$15.40	$16.94	$15.63
Total return(C)	38.49%(D)	(9.43%)	(0.58%)	11.33%	8.38%	2.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$714	$295	$3,356	$6,299	$9,266	$14,957
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	2.02%(F)	2.02%	2.14%	2.14%	2.13%	2.13%
Gross expenses (including liquidity provider expenses)(G)	6.65%(F)	3.10%	2.64%	2.40%	2.28%	2.23%
Net investment income (loss)	0.07%(F)	(0.68%)	(0.73%)	1.24%(B)	(0.75%)	(0.75%)
Portfolio turnover rate	11%(D)(H)	22%(H)	17%(H)	29%(H)	18%	17%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company’s conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class C by $0.32 and 2.10%, respectively.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.99%, 1.99%, 2.09% and 2.13% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 6.62%, 3.07%, 2.59% and 2.39% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(H)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.52	$12.59	$16.45	$17.94	$16.44	$17.93
Income (loss) from investment operations:
Net investment income	0.09	0.04(A)	0.04	0.37(A)(B)	0.05	0.05
Net realized and unrealized gains (losses) on investments	4.01	(1.00)	(0.50)	1.53	1.50	0.58
Total from investment operations:	4.10	(0.96)	(0.46)	1.90	1.55	0.63
Distributions from:
Net investment income	(0.13)	(0.02)	—	(0.40)	(0.05)	(0.17)
Realized capital gains	(0.20)	(1.09)	(3.40)	(2.99)	—	(1.95)
Total distributions	(0.33)	(1.11)	(3.40)	(3.39)	(0.05)	(2.12)
Net asset value at end of period	$14.29	$10.52	$12.59	$16.45	$17.94	$16.44
Total return	39.12%(C)	(8.65%)	0.44%	12.44%	9.46%	3.97%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,132	$35,573	$34,709	$51,218	$84,954	$295,198
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.02%(E)	1.02%	1.14%	1.14%	1.13%	1.13%
Gross expenses (including liquidity provider expenses)(F)	1.26%(E)	1.32%	1.31%	1.17%	1.15%	1.14%
Net investment income	1.07%(E)	0.33%	0.27%	2.24%(B)	0.25%	0.25%
Portfolio turnover rate	11%(C)(G)	22%(G)	17%(G)	29%(G)	18%	17%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company’s conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class Y by $0.34 and 2.10%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.99%, 0.99%, 1.09% and 1.13% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.23%, 1.29%, 1.26% and 1.16% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$10.49	$12.55	$16.40	$17.93	$16.43	$17.92
Income (loss) from investment operations:
Net investment income	0.06	0.04(A)	0.06	0.38(A)(B)	0.16	0.07
Net realized and unrealized gains (losses) on investments	3.99	(0.97)	(0.51)	1.53	1.41	0.57
Total from investment operations:	4.05	(0.93)	(0.45)	1.91	1.57	0.64
Distributions from:
Net investment income	(0.11)	(0.04)	—	(0.45)	(0.07)	(0.18)
Realized capital gains	(0.20)	(1.09)	(3.40)	(2.99)	—	(1.95)
Total distributions	(0.31)	(1.13)	(3.40)	(3.44)	(0.07)	(2.13)
Net asset value at end of period	$14.23	$10.49	$12.55	$16.40	$17.93	$16.43
Total return	39.13%(C)	(8.57%)	0.54%	12.52%	9.57%	4.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$44,392	$33,201	$36,691	$93,636	$122,876	$255,422
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	0.94%(E)	0.94%	1.06%	1.06%	1.05%	1.04%
Gross expenses (including liquidity provider expenses)(F)	1.17%(E)	1.21%	1.20%	1.10%	1.05%	1.04%
Net investment income	1.15%(E)	0.41%	0.35%	2.32%(B)	0.34%	0.34%
Portfolio turnover rate	11%(C)(G)	22%(G)	17%(G)	29%(G)	18%	17%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company’s conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Institutional Class by $0.34 and 2.10%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.91%, 0.91%, 1.01% and 1.05% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.14%, 1.18%, 1.15% and 1.09% for the six months ended March 31, 2021 and for the years ended September 30, 2020, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$20.63	$24.00	$27.91	$26.06	$22.20	$20.17
Income (loss) from investment operations:
Net investment income	0.03(A)	0.03(A)	0.11	0.02	0.03	0.23
Net realized and unrealized gains (losses) on investments	10.60	(3.34)	(2.29)	1.83	3.85	2.80
Total from investment operations:	10.63	(3.31)	(2.18)	1.85	3.88	3.03
Distributions from:
Net investment income	(0.08)	(0.04)	(0.03)	—(B)	(0.02)	(0.27)
Realized capital gains	—	—	(1.70)	—	—	(0.73)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.08)	(0.06)	(1.73)	—(B)	(0.02)	(1.00)
Net asset value at end of period	$31.18	$20.63	$24.00	$27.91	$26.06	$22.20
Total return(C)	51.58%(D)	(13.83%)	(7.37%)	7.12%	17.46%	15.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,862	$16,552	$24,389	$83,139	$76,884	$150,081
Ratio to average net assets:
Net expenses	1.38%(E)	1.38%	1.38%	1.38%	1.38%	1.38%
Gross expenses	1.61%(E)	1.58%	1.68%	1.75%	1.83%	1.67%
Net investment income	0.20%(E)	0.12%	0.19%	0.09%	0.07%	1.05%
Portfolio turnover rate	21%(D)	41%	28%	49%(F)(G)	63%(F)	155%
Touchstone Small Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$19.84	$23.21	$27.22	$25.60	$21.95	$19.98
Income (loss) from investment operations:
Net investment income (loss)	(0.07)(A)	(0.13)(A)	(0.41)	(0.11)	(0.22)	0.06
Net realized and unrealized gains (losses) on investments	10.19	(3.22)	(1.90)	1.73	3.87	2.77
Total from investment operations:	10.12	(3.35)	(2.31)	1.62	3.65	2.83
Distributions from:
Net investment income	(0.04)	(0.02)	—	—	—	(0.13)
Realized capital gains	—	—	(1.70)	—	—	(0.73)
Return of capital	—	—(B)	—	—	—	—
Total distributions	(0.04)	(0.02)	(1.70)	—	—	(0.86)
Net asset value at end of period	$29.92	$19.84	$23.21	$27.22	$25.60	$21.95
Total return(C)	51.03%(D)	(14.46%)	(8.07%)	6.29%	16.63%	14.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$617	$453	$788	$1,433	$1,223	$1,376
Ratio to average net assets:
Net expenses	2.13%(E)	2.13%	2.13%	2.13%	2.13%	2.13%
Gross expenses	4.61%(E)	4.50%	3.57%	3.66%	3.69%	3.39%
Net investment income (loss)	(0.55%)(E)	(0.63%)	(0.56%)	(0.66%)	(0.68%)	0.30%
Portfolio turnover rate	21%(D)	41%	28%	49%(F)(G)	63%(F)	155%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$20.67	$24.05	$27.96	$26.14	$22.24	$20.20
Income (loss) from investment operations:
Net investment income	0.06(A)	0.08(A)	0.10	0.15	0.06	0.24
Net realized and unrealized gains (losses) on investments	10.61	(3.34)	(2.23)	1.78	3.88	2.84
Total from investment operations:	10.67	(3.26)	(2.13)	1.93	3.94	3.08
Distributions from:
Net investment income	(0.09)	(0.09)	(0.08)	(0.11)	(0.04)	(0.31)
Realized capital gains	—	—	(1.70)	—	—	(0.73)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.09)	(0.12)	(1.78)	(0.11)	(0.04)	(1.04)
Net asset value at end of period	$31.25	$20.67	$24.05	$27.96	$26.14	$22.24
Total return	51.71%(B)	(13.60%)	(7.16%)	7.41%	17.80%	15.86%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,098	$28,435	$24,921	$41,365	$2,829	$3,080
Ratio to average net assets:
Net expenses	1.13%(C)	1.13%	1.13%	1.13%	1.13%	1.13%
Gross expenses	1.29%(C)	1.31%	1.30%	1.71%	1.95%	1.70%
Net investment income	0.45%(C)	0.37%	0.44%	0.34%	0.32%	1.30%
Portfolio turnover rate	21%(B)	41%	28%	49%(D)(E)	63%(D)	155%
Touchstone Small Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$20.68	$24.04	$27.94	$26.14	$22.22	$20.19
Income (loss) from investment operations:
Net investment income (loss)	0.08(A)	0.12(A)	0.18	0.28	(0.06)	0.30
Net realized and unrealized gains (losses) on investments	10.63	(3.33)	(2.27)	1.69	4.04	2.80
Total from investment operations:	10.71	(3.21)	(2.09)	1.97	3.98	3.10
Distributions from:
Net investment income	(0.10)	(0.11)	(0.11)	(0.17)	(0.06)	(0.34)
Realized capital gains	—	—	(1.70)	—	—	(0.73)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.10)	(0.15)	(1.81)	(0.17)	(0.06)	(1.07)
Net asset value at end of period	$31.29	$20.68	$24.04	$27.94	$26.14	$22.22
Total return	51.84%(B)	(13.42%)	(6.98%)	7.53%	17.93%	16.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,078	$7,825	$40,104	$29,279	$7,699	$23,740
Ratio to average net assets:
Net expenses	0.98%(C)	0.98%	0.98%	0.98%	0.98%	0.98%
Gross expenses	1.32%(C)	1.19%	1.17%	1.27%	1.52%	1.22%
Net investment income	0.60%(C)	0.52%	0.59%	0.49%	0.47%	1.45%
Portfolio turnover rate	21%(B)	41%	28%	49%(D)(E)	63%(D)	155%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.23	$9.29	$9.25	$9.29	$9.32	$9.32
Income (loss) from investment operations:
Net investment income	0.02	0.18	0.23	0.16	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.03	(0.06)	0.04	(0.01)	(0.02)	0.02
Total from investment operations:	0.05	0.12	0.27	0.15	0.11	0.12
Distributions from:
Net investment income	(0.04)	(0.18)	(0.23)	(0.19)	(0.14)	(0.12)
Net asset value at end of period	$9.24	$9.23	$9.29	$9.25	$9.29	$9.32
Total return(A)	0.60%(B)	1.32%	2.95%	1.50%	1.29%	1.35%
Ratios and supplemental data:
Net assets at end of period (000's)	$135,973	$124,233	$71,684	$76,623	$14,080	$16,946
Ratio to average net assets:
Net expenses	0.69%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.75%(C)	0.80%	0.80%	0.81%	0.90%	0.97%
Net investment income	0.61%(C)	1.84%	2.43%	1.88%	1.40%	1.09%
Portfolio turnover rate	55%(B)	72%	91%	143%(D)	136%	169%
Touchstone Ultra Short Duration Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.24	$9.29	$9.25	$9.29	$9.32	$9.32
Income (loss) from investment operations:
Net investment income	—(E)	0.12	0.18	0.13	0.08	0.06
Net realized and unrealized gains (losses) on investments	0.02	(0.04)	0.04	(0.03)	(0.02)	0.02
Total from investment operations:	0.02	0.08	0.22	0.10	0.06	0.08
Distributions from:
Net investment income	(0.02)	(0.13)	(0.18)	(0.14)	(0.09)	(0.08)
Net asset value at end of period	$9.24	$9.24	$9.29	$9.25	$9.29	$9.32
Total return(A)	0.24%(B)	0.93%	2.45%	1.00%	0.77%	0.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,885	$5,276	$4,225	$4,492	$5,704	$7,961
Ratio to average net assets:
Net expenses	1.19%(C)	1.19%	1.19%	1.19%	1.19%	1.19%
Gross expenses	1.56%(C)	1.60%	1.71%	1.67%	1.56%	1.54%
Net investment income	0.11%(C)	1.33%	1.93%	1.38%	0.90%	0.59%
Portfolio turnover rate	55%(B)	72%	91%	143%(D)	136%	169%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(E)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class S
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2018(A)
		2020	2019
Net asset value at beginning of period	$9.23	$9.28	$9.25	$9.29
Income (loss) from investment operations:
Net investment income	0.01	0.12	0.21	0.13
Net realized and unrealized gains (losses) on investments	0.03	(0.01)	0.03	(0.02)
Total from investment operations:	0.04	0.11	0.24	0.11
Distributions from:
Net investment income	(0.03)	(0.16)	(0.21)	(0.15)
Net asset value at end of period	$9.24	$9.23	$9.28	$9.25
Total return	0.47%(B)	1.18%	2.59%	1.24%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$56,884	$61,464	$135,565	$141,918
Ratio to average net assets:
Net expenses	0.94%(C)	0.94%	0.94%	0.94%(C)
Gross expenses	1.01%(C)	0.99%	0.99%	0.99%(C)
Net investment income	0.36%(C)	1.58%	2.18%	1.63%(C)
Portfolio turnover rate	55%(B)	72%	91%	143%(D)
Touchstone Ultra Short Duration Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.23	$9.29	$9.25	$9.29	$9.32	$9.32
Income (loss) from investment operations:
Net investment income	0.04	0.19	0.25	0.20	0.15	0.13
Net realized and unrealized gains (losses) on investments	0.03	(0.05)	0.04	(0.03)	(0.02)	0.02
Total from investment operations:	0.07	0.14	0.29	0.17	0.13	0.15
Distributions from:
Net investment income	(0.06)	(0.20)	(0.25)	(0.21)	(0.16)	(0.15)
Net asset value at end of period	$9.24	$9.23	$9.29	$9.25	$9.29	$9.32
Total return	0.72%(B)	1.57%	3.21%	1.75%	1.55%	1.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$326,521	$292,708	$305,997	$262,571	$260,830	$206,313
Ratio to average net assets:
Net expenses	0.44%(C)	0.44%	0.44%	0.44%	0.44%	0.44%
Gross expenses	0.50%(C)	0.51%	0.51%	0.50%	0.51%	0.53%
Net investment income	0.86%(C)	2.09%	2.68%	2.13%	1.65%	1.34%
Portfolio turnover rate	55%(B)	72%	91%	143%(D)	136%	169%
(A)	Represents the period from commencement of operations (October 27, 2017) through September 30, 2018.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.23	$9.29	$9.25	$9.29	$9.32	$9.32
Income (loss) from investment operations:
Net investment income	0.03	0.17	0.23	0.18	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.03	(0.05)	0.04	(0.03)	(0.02)	0.02
Total from investment operations:	0.06	0.12	0.27	0.15	0.11	0.12
Distributions from:
Net investment income	(0.05)	(0.18)	(0.23)	(0.19)	(0.14)	(0.12)
Net asset value at end of period	$9.24	$9.23	$9.29	$9.25	$9.29	$9.32
Total return	0.60%(A)	1.32%	2.95%	1.50%	1.29%	1.35%
Ratios and supplemental data:
Net assets at end of period (000's)	$78,621	$86,018	$128,199	$163,898	$211,797	$245,252
Ratio to average net assets:
Net expenses	0.69%(B)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.78%(B)	0.79%	0.77%	0.78%	0.78%	0.79%
Net investment income	0.61%(B)	1.83%	2.43%	1.88%	1.40%	1.09%
Portfolio turnover rate	55%(A)	72%	91%	143%(C)	136%	169%
Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.22	$9.28	$9.25	$9.29	$9.32	$9.32
Income (loss) from investment operations:
Net investment income	0.04	0.20	0.26	0.21	0.16	0.13
Net realized and unrealized gains (losses) on investments	0.03	(0.05)	0.03	(0.03)	(0.02)	0.02
Total from investment operations:	0.07	0.15	0.29	0.18	0.14	0.15
Distributions from:
Net investment income	(0.06)	(0.21)	(0.26)	(0.22)	(0.17)	(0.15)
Net asset value at end of period	$9.23	$9.22	$9.28	$9.25	$9.29	$9.32
Total return	0.75%(A)	1.63%	3.17%	1.80%	1.60%	1.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$496,447	$417,011	$362,921	$275,561	$257,777	$142,913
Ratio to average net assets:
Net expenses	0.39%(B)	0.39%	0.39%	0.39%	0.39%	0.39%
Gross expenses	0.44%(B)	0.46%	0.46%	0.46%	0.45%	0.46%
Net investment income	0.91%(B)	2.13%	2.73%	2.18%	1.70%	1.39%
Portfolio turnover rate	55%(A)	72%	91%	143%(C)	136%	169%
(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2021 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Anti-Benchmark® International Core Equity Fund ("Anti-Benchmark® International Core Equity Fund”)
Touchstone Credit Opportunities Fund (formerly known as Touchstone Credit Opportunities II Fund) ("Credit Opportunities Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Impact Bond Fund ("Impact Bond Fund”)
Touchstone International ESG Equity Fund ("International ESG Equity Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Each Fund is diversified, with the exception of the Credit Opportunities Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Anti-Benchmark® International Core Equity Fund				X		X
Credit Opportunities Fund	X	X		X		X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X
International ESG Equity Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Anti-Benchmark® International Core Equity Fund, the Credit Opportunities Fund and the Impact Bond Fund held Level 3 categorized securities during the six months ended March 31, 2021. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the "Underlying Funds") and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures approved by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are

Notes to Financial Statements (Unaudited) (Continued)
agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2021, the Funds did not hold any unfunded loan commitments.
Collateralized Loan Obligations – The Active Bond Fund, Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2021, the Credit Opportunities Fund had securities sold short with a fair value of $(515,625) and pledged securities with a fair value of $5,307,452 as collateral and pledged cash collateral of $47,440 for both securities sold short and written options.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing

Notes to Financial Statements (Unaudited) (Continued)
options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2021, the Credit Opportunities Fund had written options with a fair value of $(15,424) and pledged securities with a fair value of $5,307,452 as collateral and pledged cash collateral of $47,440 for both securities sold short and written options.
As of March 31, 2021, the Credit Opportunities Fund held purchased options with a fair value of $79,552.
Futures Contracts — The Active Bond Fund and Credit Opportunities Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (“SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of March 31, 2021, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and the Credit Opportunities Fund did not hold any futures contracts.
Swap Contracts — The Credit Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements, OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Notes to Financial Statements (Unaudited) (Continued)
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission, or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.
As of March 31, 2021, the Credit Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
For the six months ended March 31, 2021, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership – The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their

Notes to Financial Statements (Unaudited) (Continued)
value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and the Credit Opportunities Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2021, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$2,485	$693
Total	$2,485	$693

Notes to Financial Statements (Unaudited) (Continued)
The following table presents the Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2021:
Counterparty	Derivative Type	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Received	Cash Collateral Received	Net Amount(A)
Wells Fargo	Forward-Foreign Currency Contracts	$2,485	$(693)	$—	$—	$1,792
Wells Fargo	Forward-Foreign Currency Contracts	(693)	693	—	—	—
(A)	Net amount represents the net amount receivable from the counterparty in the event of default.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2021:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Futures Contracts - Interest Rate Contracts*	$36,488	$47,260
Credit Opportunities Fund	Purchased Options - Equity Contracts**	79,552	—
	Written Options - Equity Contracts***	—	15,424
	Forwards - Foreign Currency Contracts****	2,485	693
*	Statements of Assets and Liabilities Location: Receivable and Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
**	Statements of Assets and Liabilities Location: Investments, at market value.
***	Statements of Assets and Liabilities Location: Written options, at market value.
****	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2021:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$330,105	$(3,101)
Credit Opportunities Fund	Purchased Options - Equity Contracts**	(179,128)	28,596
	Written Options - Equity Contracts***	51,162	2,030
	Forwards - Foreign Currency Exchange Contracts****	6,104	(2,988)
	Swap Agreements - Credit Contracts*****	(37,941)	(89,677)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.
***	Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.
****	Statements of Operations Location: Net realized gains on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
*****	Statements of Operations Location: Net realized losses on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements, respectively.

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended March 31, 2021, the average quarterly balances of outstanding derivative financial instruments were as follows:
	Active Bond Fund	Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$60,718
Written Options - Premiums received	—	27,944
Credit Contracts:
Credit Default Swaps - Notional value	—	1,360,750
Forward currency exchange contracts:
U.S. dollar amount received	—	803,448
Interest Rate Contracts:
Futures - Notional Value	10,260,864	—
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2021, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Active Bond Fund	Corporate Bonds	$1,071,274	$1,118,126	$46,852
Credit Opportunities Fund	Corporate Bonds	461,574	484,449	22,875
High Yield Fund	Corporate Bonds	2,697,396	3,011,579	314,183
Sands Capital Select Growth Fund	Common Stocks	42,931,700	43,620,534	688,834
Small Cap Value Fund	Common Stocks	819,768	827,352	7,584
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Notes to Financial Statements (Unaudited) (Continued)
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Credit Opportunities Fund, High Yield Fund and Impact Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® International Core Equity Fund, International ESG Equity Fund, Mid Cap Fund, Sands Capital Select Growth Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Credit Opportunities Fund, Mid Cap Value Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Strategic Trust and Touchstone Variable Series Trust, (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global

Notes to Financial Statements (Unaudited) (Continued)
banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2021:
	Active Bond Fund	Anti- Benchmark® International Core Equity Fund	Credit Opportunities Fund	High Yield Fund	Impact Bond Fund
Purchases of investment securities	$41,340,230	$13,850,625	$57,003,427	$83,499,328	$30,853,935
Proceeds from sales and maturities	$68,019,991	$15,467,507	$44,277,144	$89,985,675	$12,071,822
	International ESG Equity Fund	Mid Cap Fund*	Mid Cap Value Fund*	Sands Capital Select Growth Fund*	Small Cap Fund*
Purchases of investment securities	$11,529,877	$775,161,563	$171,075,723	$663,805,105	$8,871,954
Proceeds from sales and maturities	$13,370,801	$553,595,190	$211,870,534	$716,612,232	$9,525,921
	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$13,603,468	$551,543,046
Proceeds from sales and maturities	$19,286,929	$490,548,777
*	Mid Cap Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind out of the Fund of $46,713,062, $21,152,332, $247,050,471 and $7,685,163, respectively. The redemptions were comprised of securities of $42,994,506, $20,508,412, $197,130,937 and $5,853,288, which are excluded from the proceeds from sales and maturities and cash in the amount of $3,718,556, $643,920, $49,919,534 and $1,831,875, for the Mid Cap Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund and Small Cap Fund, respectively.
For the six months ended March 31, 2021, purchases and proceeds from sales and maturities in U.S. Government Securities were $231,711,437 and $200,370,122, respectively, for the Active Bond Fund, $47,004,719 and $33,778,358, respectively, for the Impact Bond Fund and $17,917,702 and $23,248,768, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2021.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $120,060 for the six months ended March 31, 2021.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.40% on the first $300 million 0.35% on such assets over $300 million
Anti-Benchmark® International Core Equity Fund	0.45% on the first $1 billion 0.40% on such assets over $1 billion
Credit Opportunities Fund (formerly, Touchstone Credit Opportunities II Fund)	0.60%
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Impact Bond Fund	0.35%
International ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75%
Sands Capital Select Growth Fund	0.70% on the first $1 billion 0.65% on the next $500 million 0.60% on the next $500 million 0.55% on such assets over $2 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85%
Ultra Short Duration Fixed Income Fund	0.25%
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
Ares Capital Management II LLC	The London Company
Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
Impact Bond Fund	Rockefeller & Co. LLC
Fort Washington Investment Advisors, Inc.*	International ESG Equity Fund
Active Bond Fund	Sands Capital Management, LLC
High Yield Fund	Sands Capital Select Growth Fund
Ultra Short Duration Fixed Income Fund	TOBAM S.A.S.
LMCG Investments, LLC	Anti-Benchmark® International Core Equity Fund
Mid Cap Value Fund
Small Cap Value Fund
*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	0.90%	1.65%	—	0.65%	—	0.57%	—

Notes to Financial Statements (Unaudited) (Continued)
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Anti-Benchmark® International Core Equity Fund	—	—	—	0.69%	—	0.59%	—
Credit Opportunities Fund	1.08%	1.83%	—	0.83%	—	0.73%	—
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%	—
Impact Bond Fund	0.85%	1.60%	—	0.60%	—	0.50%	—
International ESG Equity Fund	1.17%	1.95%	—	0.90%	—	0.89%	—
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%	—
Sands Capital Select Growth Fund	1.15%	1.90%	—	0.90%	1.14%	0.78%	0.72%
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%	—
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%	—
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%	—
These expense limitations will remain in effect for all Funds through at least January 29, 2022. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2021, the Advisor or its affiliates waived investment advisory fees, administration fees and waived or reimbursed other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$11,254	$73,561	$84,815
Anti-Benchmark® International Core Equity Fund	—	27,277	46,325	73,602
Credit Opportunities Fund	—	45,607	66,832	112,439
High Yield Fund	—	7,258	51,871	59,129
Impact Bond Fund	—	19,114	91,746	110,860
International ESG Equity Fund	—	9,906	76,933	86,839
Mid Cap Fund	—	—	29,244	29,244
Mid Cap Value Fund	—	135,598	477,941	613,539
Sands Capital Select Growth Fund	—	2,667	13,335	16,002
Small Cap Fund	—	45,892	75,175	121,067
Small Cap Value Fund	—	8,710	66,901	75,611
Ultra Short Duration Fixed Income Fund	—	41,938	265,317	307,255
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of March 31, 2021, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2021	Expires on or before September 30, 2021	Expires on or before June 30, 2022	Expires on or before September 30, 2022	Expires on or before September 30, 2023	Expires on or before September 30, 2024	Total
Active Bond Fund	$—	$61,178	$—	$232,470	$170,804	$49,833	$514,285
Anti-Benchmark® International Core Equity Fund	—	—	—	155,348	141,795	73,602	370,745
Credit Opportunities Fund	33,471	—	172,127	107,785	229,289	94,347	637,019
High Yield Fund	—	34,814	—	123,791	85,080	40,082	283,767
Impact Bond Fund	—	148,021	—	270,814	247,247	95,208	761,290
International ESG Equity Fund	—	12,108	—	77,175	141,782	57,919	288,984
Mid Cap Fund	—	93,308	—	438,761	760,791	929	1,293,789
Mid Cap Value Fund	—	388,082	—	1,211,849	1,340,628	590,069	3,530,628
Sands Capital Select Growth Fund	—	118,309	—	340,298	292,016	16,002	766,625
Small Cap Fund	—	23,962	—	147,751	218,366	113,037	503,116
Small Cap Value Fund	—	115,054	—	174,347	142,724	49,708	481,833
Ultra Short Duration Fixed Income Fund	—	303,003	—	610,602	615,640	241,520	1,770,765

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended March 31, 2021, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Mid Cap Fund and Sands Capital Select Growth Fund of $853,929 and $22,451, respectively.
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds, the Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares, excluding the Active Bond Fund and High Yield Fund, pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund pay an annual fee not to exceed 0.35% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2022. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares.

Notes to Financial Statements (Unaudited) (Continued)
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2021:
Fund	Amount
Active Bond Fund	$ 5,071
Credit Opportunities Fund	143
High Yield Fund	704
Impact Bond Fund	534
International ESG Equity Fund	258
Mid Cap Fund	10,643
Mid Cap Value Fund	985
Sands Capital Select Growth Fund	18,537
Small Cap Fund	261
Small Cap Value Fund	361
Ultra Short Duration Fixed Income Fund	542
In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2021:
Fund	Class C
Mid Cap Fund	$ 35
Mid Cap Value Fund	94
Sands Capital Select Growth Fund	2,675
Ultra Short Duration Fixed Income Fund	154
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended March 31, 2021, the Credit Opportunities Fund had purchases and sales under Rule 17a-7 of $1,209,620 and $87,510, respectively.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended March 31, 2021, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	1,017,439	$ 42,994,506
Mid Cap Value Fund	979,728	20,508,412
Sands Capital Select Growth Fund	13,404,871	197,130,937
Small Cap Fund	584,164	5,853,288
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended March 31, 2021, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Mid Cap Fund	$ 306,700	0.68%	$ 1,048
Sands Capital Select Growth Fund	$ 65,934	0.67%	$ 223
*	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2021, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
International ESG Equity Fund	$ 11,968,023	0.68%	$ 226
Mid Cap Value Fund	$ 2,037,494	0.68%	$ 38
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years or periods ended September 30, 2020 and 2019 for all funds except for the Credit Opportunities Fund, which is for the year ended September 30, 2020, the three months ended September 30, 2019 and the year ended June 30, 2019, are as follows:
	Active Bond Fund		Anti-Benchmark® International Core Equity Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Period Ended September 30, 2019(A)
From ordinary income	$9,224,555	$9,614,220	$830,992	$32,749
Total distributions	$9,224,555	$9,614,220	$830,992	$32,749
	Credit Opportunities Fund
	Year Ended September 30, 2020	Three Months Ended September 30, 2019(B)	Year Ended June 30, 2019
From ordinary income	$5,412,892	$3,206,036	$3,271,569
From long-term capital gains	—	—	307,535
Total distributions	$5,412,892	$3,206,036	$3,579,104
	High Yield Fund		Impact Bond Fund		International ESG Equity Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
From ordinary income	$10,325,343	$10,001,955	$7,625,238	$7,791,647	$92,070	$1,316,207
From long-term capital gains	—	—	—	—	6,554,323	6,831,966
Total distributions	$10,325,343	$10,001,955	$7,625,238	$7,791,647	$6,646,393	$8,148,173

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Fund		Mid Cap Value Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
From ordinary income	$16,227,598	$9,903,400	$6,179,571	$15,017,130	$—	$—
From long-term capital gains	40,623,294	23,663,184	—	23,697,909	275,526,970	422,272,917
Total distributions	$56,850,892	$33,566,584	$6,179,571	$38,715,039	$275,526,970	$422,272,917
	Small Cap Fund		Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
From ordinary income	$183,932	$125,425	$335,913	$1,637,755	$21,013,925	$25,162,001
From long-term capital gains	6,668,316	23,461,668	—	8,137,372	—	—
From return of capital	—	—	111,479	—	—	—
Total distributions	$6,852,248	$23,587,093	$447,392	$9,775,127	$21,013,925	$25,162,001
(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(B)	The Fund changed its fiscal year end from June 30 to September 30.
The following information is computed on a tax basis for each item as of September 30, 2020:
	Active Bond Fund	Anti-Benchmark® International Core Equity Fund	Credit Opportunities Fund	High Yield Fund
Tax cost of portfolio investments	$342,583,216	$35,730,563	$89,772,973	$189,855,960
Gross unrealized appreciation on investments	20,190,404	5,913,691	2,650,624	5,739,922
Gross unrealized depreciation on investments	(3,211,988)	(3,018,284)	(4,230,274)	(7,721,533)
Net unrealized appreciation (depreciation) on investments	16,978,416	2,895,407	(1,579,650)	(1,981,611)
Gross unrealized appreciation on short sales, derivatives, and foreign currency transactions	—	1,680	26,372	—
Gross unrealized depreciation on short sales, derivatives, and foreign currency transactions	—	(38)	(67,376)	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	—	1,642	(41,004)	—
Undistributed ordinary income	296,022	649,717	654,240	100,671
Capital loss carryforwards	(81,129,634)	(696,512)	(19,706,374)	(20,301,512)
Other temporary differences	(947,755)	—	33,888	—
Accumulated earnings (deficit)	$(64,802,951)	$2,850,254	$(20,638,900)	$(22,182,452)
	Impact Bond Fund	International ESG Equity Fund	Mid Cap Fund	Mid Cap Value Fund
Tax cost of portfolio investments	$368,488,430	$23,618,043	$3,387,025,545	$624,092,678
Gross unrealized appreciation on investments	24,427,006	5,689,150	623,308,001	129,360,637
Gross unrealized depreciation on investments	(1,550,233)	(1,341,744)	(181,451,112)	(88,481,393)
Net unrealized appreciation (depreciation) on investments	22,876,773	4,347,406	441,856,889	40,879,244
Gross unrealized appreciation on foreign currency transactions	—	923	—	—
Gross unrealized depreciation on foreign currency transactions	—	(51)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions	—	872	—	—
Undistributed capital gains	—	—	35,740,564	—
Undistributed ordinary income	657,939	128,974	35,949,859	36,502
Capital loss carryforwards	(5,951,300)	(1,240,415)	—	(12,022,197)
Accumulated earnings (deficit)	$17,583,412	$3,236,837	$513,547,312	$28,893,549

Notes to Financial Statements (Unaudited) (Continued)
	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$1,058,583,812	$61,271,712	$57,609,732	$986,165,972
Gross unrealized appreciation on investments	1,235,399,297	19,400,660	6,376,970	2,811,565
Gross unrealized depreciation on investments	(9,407,860)	(7,300,001)	(9,807,482)	(6,569,703)
Net unrealized appreciation (depreciation) on investments	1,225,991,437	12,100,659	(3,430,512)	(3,758,138)
Qualified late-year losses	(8,709,129)	—	—	—
Undistributed capital gains	213,407,651	497,373	—	—
Undistributed ordinary income	—	91,526	—	547,213
Capital loss carryforwards	—	—	(19,181,829)	(100,008,268)
Other temporary differences	—	—	—	(127,834)
Accumulated earnings (deficit)	$1,430,689,959	$12,689,558	$(22,612,341)	$(103,347,027)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, amortization adjustments on bonds, REIT adjustments and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 44,563,739	$ 36,565,895	$ 81,129,634
Anti-Benchmark® International Core Equity Fund	663,798	32,714	696,512
Credit Opportunities Fund*	5,864,649	13,841,725	19,706,374
High Yield Fund	1,615,499	18,686,013	20,301,512
Impact Bond Fund	143,792	5,807,508	5,951,300
International ESG Equity Fund	1,151,631	88,784	1,240,415
Mid Cap Value Fund	3,426,293	8,595,904	12,022,197
Small Cap Value Fund	8,579,136	10,602,693	19,181,829
Ultra Short Duration Fixed Income Fund*	29,238,184	70,770,084	100,008,268
*	Future utilization may be limited under current tax rules
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Future utilization is subject to limitations under current tax law.
During the year ended September 30, 2020, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Active Bond Fund	$ 8,697,254
Impact Bond Fund	439,817
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2020, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Sands Capital Select Growth Fund	$ —	$ 8,709,129	$ 8,709,129
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended September 30, 2017 through 2020) and have concluded that no provision for income tax is required in their financial statements.
As of March 31, 2021, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$343,400,700	$13,253,409	$(3,889,429)	$36,488	$(47,260)	$9,353,208

Notes to Financial Statements (Unaudited) (Continued)
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Anti-Benchmark® International Core Equity Fund	$34,910,782	$5,509,504	$(921,375)	$1,087	$(1,295)	$4,587,921
Credit Opportunities Fund	105,016,869	4,784,199	(1,152,291)	17,945	(127,359)	3,522,494
High Yield Fund	188,998,953	7,015,390	(3,600,839)	—	—	3,414,551
Impact Bond Fund	393,703,125	13,238,445	(4,439,994)	—	—	8,798,451
International ESG Equity Fund	23,460,978	8,365,608	(396,631)	993	(734)	7,969,236
Mid Cap Fund	3,833,717,659	1,209,350,004	(51,286,126)	—	—	1,158,063,878
Mid Cap Value Fund	610,389,169	248,500,026	(6,770,578)	—	—	241,729,448
Sands Capital Select Growth Fund	2,544,070,210	2,533,508,761	(36,800,354)	—	—	2,496,708,407
Small Cap Fund	63,858,359	34,868,637	(2,130,492)	—	—	32,738,145
Small Cap Value Fund	54,687,440	21,187,373	(841,502)	—	—	20,345,871
Ultra Short Duration Fixed Income Fund	1,117,326,469	1,926,101	(2,775,897)	—	—	(849,796)
(A)	Other includes Short Sales, Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Notes to Financial Statements (Unaudited) (Continued)
Risk Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Leverage – By investing the proceeds received from selling securities short, the Credit Opportunities Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus for a complete discussion of these and other risks.
9. Fund Reorganizations
Sands Capital Institutional Growth Fund:
The Trustees of the Touchstone Sands Capital Institutional Growth Fund, a series of the Touchstone Institutional Funds Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Sands Capital Institutional Growth Fund to the Touchstone Sands Capital Select Growth Fund, a series of the Trust. The tax-free reorganization took place on December 11, 2020.
The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.
	Before Reorganization		After Reorganization
	Touchstone Sands Capital Institutional Growth Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Sands Capital Select Growth Fund
Class A
Shares	—	10,414,411	10,414,411
Net Assets	$—	$186,233,398	$186,233,398
Net Assets Value	$—	$17.88	$17.88
Class C
Shares	—	2,497,851	2,497,851
Net Assets	$—	$36,990,933	$36,990,933
Net Asset Value	$—	$14.81	$14.81
Class Y
Shares	—	88,830,695	88,830,695
Net Assets	$—	$1,759,208,389	$1,759,208,389
Net Asset Value	$—	$19.80	$19.80
Institutional Class
Shares	128,604,796(A)	1,277,832	129,882,628
Net Assets	$2,547,803,595	$25,315,298	$2,573,118,893
Net Asset Value	$19.81(A)	$19.81	$19.81
Class Z
Shares	—	30,950,883	30,950,883
Net Assets	$—	$554,544,457	$554,544,457
Net Assets Value	$—	$17.92	$17.92
Class R6
Shares	—	59,248	59,248
Net Assets	$—	$1,173,390	$1,173,390
Net Assets Value	$—	$19.80	$19.80

Notes to Financial Statements (Unaudited) (Continued)
	Before Reorganization		After Reorganization
	Touchstone Sands Capital Institutional Growth Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Sands Capital Select Growth Fund
Fund Total
Shares Outstanding	128,604,796	134,030,920	262,635,716
Net Assets	$2,547,803,595	$2,563,465,865	$5,111,269,460
Unrealized Appreciation (Depreciation)	$1,465,622,003	$1,428,263,563	$2,893,885,566
(A) Reflects a 1.6806:1 stock split which occurred on the date of the reorganization, December 11, 2020.
Assuming the reorganization had been completed on October 1, 2020, the Sands Capital Select Growth Fund’s results of operations for the six months ended March 31, 2021 would have been as follows:
Net investment loss	$(19,066,790)
Net realized and unrealized gain (loss) on investments	$699,277,972
Net increase in net assets resulting from operations	$680,211,182
Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Sands Capital Select Growth Fund that have been included in its statement of operations since the reorganization.
10. Litigation
On June 18, 2020, Touchstone Credit Opportunities Fund f/k/a Touchstone Arbitrage Fund, and Touchstone Credit Opportunities Fund f/k/a Touchstone Merger Arbitrage Fund (the “Fund”) were served with a summons and complaint in litigation brought by Marc S. Kirschner, as Trustee for the NWHI Litigation Trust (the “Trustee”) in the U.S. District Court for the Southern District of New York (the “Court”), captioned Kirschner v. Kimmel, et al., No. 20-04287 (the “Action”). In the Action, the Trustee alleged that the payments made to former shareholders in the April 2014 leveraged buyout of The Jones Group Inc. (“Jones Group”) constituted intentional and constructive fraudulent transfers, and sought to recover those payments. The Trustee sought to recoup from the Fund the amount the Fund received in the leveraged buyout, together with interest and costs. The Fund has not made an accrual with respect to these amounts as Fund management deems the possibility of payment to be remote. The Action was consolidated into a multi-district litigation proceeding in the U.S. District Court for the Southern District of New York, captioned In re: Nine West LBO Securities Litigation, 20-md-02941 (the “MDL”). The Fund, along with hundreds of other shareholder defendants in the MDL, moved to dismiss the Action, and the Court heard oral argument on the motion to dismiss in August 2020. On August 27, 2020, the Court dismissed the fraudulent transfer claims in the MDL with prejudice. On September 25, 2020, the Trustee filed notices of appeal to the Second Circuit Court of Appeals for certain of the cases in the MDL where a direct appeal could be taken, captioned In re: Nine West LBO Securities Litigation, 20-3257., and subsequently filed appeals for additional cases in the MDL, to include the Action. On March 5, 2021, the Trustee filed its appellate brief in the Second Circuit. The shareholder defendants have until June 4, 2021 to file a brief in opposition, which will be prepared by the shareholder defendants’ lead joint defense counsel. The Trustee’s reply brief will be due on June 25, 2021.
11. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 through March 31, 2021).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2021” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized March 31, 2021	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*
Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$991.90	$4.47
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53
Class C	Actual	1.65%	$1,000.00	$988.50	$8.18
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30
Class Y	Actual	0.65%	$1,000.00	$993.20	$3.23

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2021	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28
Institutional Class	Actual	0.57%	$1,000.00	$993.50	$2.83
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.09	$2.87
Anti-Benchmark® International Core Equity Fund
Class Y	Actual	0.69%	$1,000.00	$1,103.20	$3.62
Class Y	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Institutional Class	Actual	0.59%	$1,000.00	$1,103.30	$3.09
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,021.99	$2.97
Credit Opportunities Fund
Class A	Actual	1.15%	$1,000.00	$1,102.50	$6.03**
Class A	Hypothetical	1.15%	$1,000.00	$1,019.20	$5.79**
Class C	Actual	1.90%	$1,000.00	$1,097.80	$9.94**
Class C	Hypothetical	1.90%	$1,000.00	$1,015.46	$9.55**
Class Y	Actual	0.90%	$1,000.00	$1,104.50	$4.72**
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53**
Institutional Class	Actual	0.80%	$1,000.00	$1,104.50	$4.20**
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03**
High Yield Fund
Class A	Actual	1.05%	$1,000.00	$1,065.90	$5.41
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29
Class C	Actual	1.80%	$1,000.00	$1,062.20	$9.25
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05
Class Y	Actual	0.80%	$1,000.00	$1,067.70	$4.12
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03
Institutional Class	Actual	0.72%	$1,000.00	$1,067.20	$3.71
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63
Impact Bond Fund
Class A	Actual	0.85%	$1,000.00	$975.70	$4.19
Class A	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28
Class C	Actual	1.60%	$1,000.00	$972.00	$7.87
Class C	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05
Class Y	Actual	0.60%	$1,000.00	$976.00	$2.96
Class Y	Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02
Institutional Class	Actual	0.50%	$1,000.00	$976.50	$2.46
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52
International ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$1,208.40	$6.44
Class A	Hypothetical	1.17%	$1,000.00	$1,019.10	$5.89
Class C	Actual	1.95%	$1,000.00	$1,204.10	$10.72
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80
Class Y	Actual	0.90%	$1,000.00	$1,211.70	$4.96
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53
Institutional Class	Actual	0.89%	$1,000.00	$1,211.80	$4.91
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48
Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$1,207.10	$6.66
Class A	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09
Class C	Actual	1.92%	$1,000.00	$1,203.00	$10.55
Class C	Hypothetical	1.92%	$1,000.00	$1,015.36	$9.65
Class Y	Actual	0.96%	$1,000.00	$1,209.00	$5.29
Class Y	Hypothetical	0.96%	$1,000.00	$1,020.14	$4.84
Class Z	Actual	1.21%	$1,000.00	$1,207.50	$6.66
Class Z	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09
Institutional Class	Actual	0.84%	$1,000.00	$1,209.70	$4.63
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23
Class R6***	Actual	0.79%	$1,000.00	$1,024.00	$0.83
Class R6***	Hypothetical	0.79%	$1,000.00	$1,020.99	$0.83
Mid Cap Value Fund
Class A	Actual	1.23%	$1,000.00	$1,373.80	$7.28****
Class A	Hypothetical	1.23%	$1,000.00	$1,018.80	$6.19****
Class C	Actual	1.98%	$1,000.00	$1,368.60	$11.69****
Class C	Hypothetical	1.98%	$1,000.00	$1,015.06	$9.95****
Class Y	Actual	0.98%	$1,000.00	$1,375.30	$5.80****
Class Y	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2021	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Six Months Ended March 31, 2021*
Institutional Class	Actual	0.85%	$1,000.00	$1,376.10	$5.04****
Institutional Class	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28****
Sands Capital Select Growth Fund
Class A	Actual	1.09%	$1,000.00	$1,010.90	$5.46*****
Class A	Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49*****
Class C	Actual	1.92%	$1,000.00	$1,019.20	$9.67*****
Class C	Hypothetical	1.92%	$1,000.00	$1,015.36	$9.65*****
Class Y	Actual	0.85%	$1,000.00	$1,008.50	$4.26*****
Class Y	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28*****
Class Z	Actual	1.16%	$1,000.00	$1,011.60	$5.82*****
Class Z	Hypothetical	1.16%	$1,000.00	$1,019.15	$5.84*****
Institutional Class	Actual	0.78%	$1,000.00	$1,007.80	$3.90*****
Institutional Class	Hypothetical	0.78%	$1,000.00	$1,021.04	$3.93*****
Class R6	Actual	0.74%	$1,000.00	$1,007.40	$3.70*****
Class R6	Hypothetical	0.74%	$1,000.00	$1,021.24	$3.73*****
Small Cap Fund
Class A	Actual	1.27%	$1,000.00	$1,389.80	$7.57******
Class A	Hypothetical	1.27%	$1,000.00	$1,018.60	$6.39******
Class C	Actual	2.02%	$1,000.00	$1,384.90	$12.01******
Class C	Hypothetical	2.02%	$1,000.00	$1,014.86	$10.15******
Class Y	Actual	1.02%	$1,000.00	$1,391.20	$6.08******
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.85	$5.14******
Institutional Class	Actual	0.94%	$1,000.00	$1,391.30	$5.60******
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73******
Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$1,515.80	$8.66
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94
Class C	Actual	2.13%	$1,000.00	$1,510.30	$13.33
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70
Class Y	Actual	1.13%	$1,000.00	$1,517.10	$7.09
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69
Institutional Class	Actual	0.98%	$1,000.00	$1,518.40	$6.15
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94
Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,006.00	$3.45
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Class C	Actual	1.19%	$1,000.00	$1,002.40	$5.94
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99
Class S	Actual	0.94%	$1,000.00	$1,004.70	$4.70
Class S	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Class Y	Actual	0.44%	$1,000.00	$1,007.20	$2.20
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22
Class Z	Actual	0.69%	$1,000.00	$1,006.00	$3.45
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Institutional Class	Actual	0.39%	$1,000.00	$1,007.50	$1.95
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.66, $9.57, $4.35 and $3.83, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.44, $9.20, $4.18 and $3.68, respectively.
***	Represents the period from commencement of operations (February 22, 2021) through March 31, 2021.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.22, $11.63, $5.74 and $4.98, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.14, $9.90, $4.89 and $4.23, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.73, $10.15, $4.45, $6.11, $4.07 and $3.86, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z Institutional Class and Class R6 would be $5.39, $9.55, $4.18, $5.74, $3.83 and $3.63, respectively.
******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.39, $11.83, $5.90 and $5.43, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.24, $10.00, $4.99 and $4.58, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.

Other Items (Unaudited) (Continued)
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2020 through May 14, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 19, 2020, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such certifications and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

Other Items (Unaudited) (Continued)
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each of the Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2020, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce such Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2020, while the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Anti-Benchmark® International Core Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2020, while the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six-month period ended September 30, 2020, the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2020, and the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2020. The Board noted management’s discussion of the Fund’s recent

Other Items (Unaudited) (Continued)
performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2020, while the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2020. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Impact Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2020, while the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2020. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone International ESG Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six- and twelve-month periods ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2020, the Fund’s performance was in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2020, and the Fund’s performance was in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2020, the Fund’s performance was in the 1st quintile of its peer group for the twelve-month period ended September 30, 2020, and the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of its peer group for the six-month period ended September 30, 2020, the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2020, and the Fund’s performance was in the 2nd quintile of its peer

Other Items (Unaudited) (Continued)
group for the thirty-six-month period ended September 30, 2020. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2020, while the Fund’s performance was in the 2nd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2020. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of its peer group for the six- and thirty-six-month periods ended September 30, 2020, while the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period. The Board noted management’s discussion of the Fund’s recent performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each of Touchstone Credit Opportunities Fund, Touchstone Impact Bond Fund, Touchstone Mid Cap Value Fund, Touchstone Small Cap Value Fund and Touchstone Ultra Short Duration Fixed Income Fund, which currently did not have breakpoints, was not appropriate at this time. The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Other Items (Unaudited) (Continued)
Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Anti-Benchmark® International Core Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Credit Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone High Yield Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Impact Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone International ESG Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2020, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-56-TFGT-SAR-2103

(b)   Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	June 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	June 1, 2021

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	June 1, 2021

* Print the name and title of each signing officer under his or her signature